UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07851
                                   ---------


                    Franklin Templeton Fund Allocator Series

               (Exact name of registrant as specified in charter)

                One Franklin Parkway, San Mateo, CA 94403-1906
              (Address of principal executive offices) (Zip code)

       Murray L. Simpson, One Franklin Parkway, San Mateo, CA 94403-1906
       -----------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  650 312-2000
                                                     -------------

Date of fiscal year end: 12/31
                         -----

Date of reporting period: 6/30/05
                          -------

      Item 1. Reports to Stockholders.


                                [GRAPHIC OMITTED]

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                                                          JUNE 30, 2005
--------------------------------------------------------------------------------

                                                Franklin Templeton
                                                Conservative Target Fund

                                                Franklin Templeton
                                                Moderate Target Fund

                                                Franklin Templeton
                                                Growth Target Fund

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SEMIANNUAL REPORT AND SHAREHOLDER LETTER                       ASSET ALLOCATION
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
          FRANKLIN TEMPLETON                           FASTER VIA EMAIL?

         FUND ALLOCATOR SERIES                         Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                     [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups-- Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL SERIES. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS

                                [GRAPHIC OMITTED]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER ........................................................    1

SEMIANNUAL REPORT

Economic and Market Overview ..............................................    4

Franklin Templeton Conservative Target Fund ...............................    6

Franklin Templeton Moderate Target Fund ...................................   13

Franklin Templeton Growth Target Fund .....................................   20

Financial Highlights and Statements of Investments ........................   27

Financial Statements ......................................................   42

Notes to Financial Statements .............................................   48

Shareholder Information ...................................................   58

--------------------------------------------------------------------------------

SEMIANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW

During the six months ended June 30, 2005, a maturing domestic economic expansion was driven by staying power across most industries, sectors and regions. Gross domestic product (GDP) rose an annualized 3.8% in first quarter 2005 and an estimated 3.4% annualized in the second quarter, benefiting primarily from personal consumption and greater business investment.(1) Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in the first half of 2005 sponsored largely by rising short-term domestic interest rates and strong U.S. economic growth relative to its major trading partners.

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 2.25% to 3.25% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Oil prices hit record highs, yet inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index, which excludes volatile food and energy costs.(2) Pricing pressures were somewhat eased by continued competition, globalization and offshoring, and most companies held back in passing along higher commodity and energy costs to consumers. Although short-term interest rates rose, long-term interest rates actually declined, reinvigorating housing and commercial real estate activity, which added to economic growth.

Most U.S. stock market indexes were in negative territory during the reporting period. Despite economic strength and improving corporate fundamentals, investors faced a stock market influenced partly by inflation worries, energy prices, the fluctuating dollar and short-term interest rate hikes. The blue chip stocks of the Dow Jones Industrial Average had a six-month total return of -3.65%, while total returns of the broader Standard & Poor's 500 Composite Index (S&P 500) and technology-heavy NASDAQ Composite Index were -0.81% and -3.52%.(3)

(1)   Source: Bureau of Economic Analysis.

(2)   Source: Bureau of Labor Statistics.

(3) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Semiannual Report

Aside from western Europe, most foreign economies experienced healthy growth during the six-month period. China's industrial production grew almost 17% in May, and Japan's economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.(4)

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.(5) Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. In June, the European Central Bank lowered its growth expectations for the 12-nation euro zone. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union's political future.

Due to the dollar's recent appreciation versus most foreign currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars. For example, the Morgan Stanley Capital International (MSCI) World Index's total return was 3.66% in local currencies, but -0.40% in U.S. dollars.(6)

(4) Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

(5)   Source: Bloomberg Energy/Commodity Service.

(6) Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

THIS DISCUSSION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2005. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                                                           Semiannual Report | 5

FRANKLIN TEMPLETON
CONSERVATIVE TARGET FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Conservative Target Fund seeks the highest level of long-term total return consistent with a lower level of risk.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION

Franklin Templeton Conservative Target Fund
Based on Total Net Assets as of 6/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity ..............................................   28.2%

Primarily Domestic Fixed Income ........................................   27.1%

Primarily Foreign Equity ...............................................   12.3%

Primarily Foreign Fixed Income .........................................   11.9%

Short-Term Investments &
Other Net Assets .......................................................   20.5%

--------------------------------------------------------------------------------

This semiannual report for Franklin Templeton Conservative Target Fund covers the period ended June 30, 2005.

PERFORMANCE OVERVIEW

Franklin Templeton Conservative Target Fund - Class A posted a +0.18% cumulative total return for the six months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other net assets. For the

(1) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 31.


6 | Semiannual Report
reporting period, the benchmark's total return was -0.05%.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 9.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Conservative Target Fund seeks to maintain the following asset class allocations: 40% equity, 40% fixed income, and 20% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a relatively static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Conservative Target Fund's domestic equity exposure was 69.6% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2005, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 9.2% of the Fund's total net assets, was our largest equity fund weighting at period-end.

(2) Sources: Standard & Poor's Micropal; Lehman Brothers. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must be publicly issued, fixed rate and have at least par amount outstanding. They must all be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 28%, MSCI EAFE 12%, LB U.S. Aggregate Index 40% and P&R 90 Day T-Bill 20%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 FUND HOLDINGS

Franklin Templeton Conservative Target Fund
6/30/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio                                      12.6%
--------------------------------------------------------------------------------
Templeton Global Bond Fund
- Advisor Class                                                            11.9%
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class                                                             9.2%
--------------------------------------------------------------------------------
Franklin U.S. Government Securities Fund
- Advisor Class                                                             6.2%
--------------------------------------------------------------------------------
Franklin Total Return Fund
- Advisor Class                                                             6.2%
--------------------------------------------------------------------------------
Mutual European Fund
- Class Z                                                                   6.2%
--------------------------------------------------------------------------------
Mutual Shares Fund
- Class Z                                                                   6.1%
--------------------------------------------------------------------------------
Franklin Capital Growth Fund
- Advisor Class                                                             5.0%
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class                                                             3.8%
--------------------------------------------------------------------------------
Templeton Foreign Fund
- Advisor Class                                                             3.7%
--------------------------------------------------------------------------------


                                                           Semiannual Report | 7

On the fixed income side, domestic exposure was 69.5% of the Fund's total income weighting, with the balance represented by foreign fixed income. Franklin Strategic Mortgage Portfolio was our largest fixed income fund weighting, at 12.6% of total net assets.

Our largest primarily domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, underperformed the S&P 500 during the six-month reporting period, while our largest primarily domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Franklin Strategic Mortgage Portfolio under-performed the LB U.S. Aggregate Index.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar increased in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portfolio's underlying funds' significant investments in securities with non-U.S. currency exposure.

Thank you for your continued participation in Franklin Templeton Conservative Target Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/ T. Anthony Coffey

                        T. Anthony Coffey,
                        CFA Portfolio Manager
                        Franklin Templeton Conservative Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


8 | Semiannual Report

PERFORMANCE SUMMARY AS OF 6/30/05

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------
CLASS A (SYMBOL: FTCIX)                                CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.07       $12.41        $12.48
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0920
----------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                  CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.09       $12.37        $12.46
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0557
----------------------------------------------------------------------------------------
CLASS C (SYMBOL: FTCCX)                                CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.08       $12.28        $12.36
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0540
----------------------------------------------------------------------------------------
CLASS R (SYMBOL: FTCRX)                                CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.08       $12.38        $12.46
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0796
----------------------------------------------------------------------------------------


                                                           Semiannual Report | 9

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------
CLASS A                              6-MONTH        1-YEAR        5-YEAR    INCEPTION (12/31/96)
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)            +0.18%        +7.02%       +21.77%          +72.28%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)        -5.57%        +0.88%        +2.80%           +5.87%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)      $  9,443      $ 10,088      $ 11,478         $ 16,238
------------------------------------------------------------------------------------------------
CLASS B                                            6-MONTH        1-YEAR    INCEPTION (12/1/03)
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                          -0.28%        +6.26%           +8.78%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                      -4.25%        +2.26%           +3.00%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                    $  9,575      $ 10,226         $ 10,478
------------------------------------------------------------------------------------------------
CLASS C                              6-MONTH        1-YEAR        5-YEAR    INCEPTION (12/31/96)
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)            -0.21%        +6.33%       +17.37%          +61.24%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)        -1.20%        +5.33%        +3.25%           +5.78%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)      $  9,880      $ 10,533      $ 11,737         $ 16,124
------------------------------------------------------------------------------------------------
CLASS R                              6-MONTH        1-YEAR        3-YEAR     INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)             0.00%        +6.80%       +22.58%          +20.97%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)        -1.00%        +5.80%        +7.02%           +5.61%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)      $  9,900      $ 10,580      $ 12,258         $ 12,097
------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT INVESTS IN A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.


10 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

-------------------------------------------------------------------------------------------------------
                                            BEGINNING ACCOUNT  ENDING ACCOUNT    EXPENSES PAID DURING
CLASS A                                       VALUE 12/31/04    VALUE 6/30/05  PERIOD* 12/31/04-6/30/05
-------------------------------------------------------------------------------------------------------
Actual                                            $1,000          $1,001.80              $3.87
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000          $1,020.93              $3.91
-------------------------------------------------------------------------------------------------------
CLASS B
-------------------------------------------------------------------------------------------------------
Actual                                            $1,000          $  997.20              $7.58
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000          $1,017.21              $7.65
-------------------------------------------------------------------------------------------------------
CLASS C
-------------------------------------------------------------------------------------------------------
Actual                                            $1,000          $  997.90              $7.58
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000          $1,017.21              $7.65
-------------------------------------------------------------------------------------------------------
CLASS R
-------------------------------------------------------------------------------------------------------
Actual                                            $1,000          $1,000.00              $5.11
-------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)          $1,000          $1,019.69              $5.16
-------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.78%; B: 1.53%; C: 1.53%; and R: 1.03%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


12 | Semiannual Report

FRANKLIN TEMPLETON
MODERATE TARGET FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Moderate Target Fund seeks the highest level of long-term total return consistent with an intermediate level of risk.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION

Franklin Templeton Moderate Target Fund
Based on Total Net Assets as of 6/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity ..............................................   39.8%

Primarily Domestic Fixed Income ........................................   23.8%

Primarily Foreign Equity ...............................................   16.2%

Primarily Foreign Fixed Income .........................................   10.9%

Short-Term Investments &
Other Net Assets .......................................................    9.3%

--------------------------------------------------------------------------------

This semiannual report for Franklin Templeton Moderate Target Fund covers the period ended June 30, 2005.

PERFORMANCE OVERVIEW

Franklin Templeton Moderate Target Fund - Class A posted a +0.13% cumulative total return for the six months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other net assets. For the reporting

(1) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 36.


                                                          Semiannual Report | 13
period, the benchmark's total return was -0.32%.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 16.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Moderate Target Fund seeks to maintain the following asset class allocations: 55% equity, 35% fixed income, and 10% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a relatively static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Moderate Target Fund's domestic equity exposure was 71.1% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2005, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 13.4% of the Fund's total net assets, was our largest equity fund weighting at period-end. On the fixed income side, domestic exposure was 68.7% of the Fund's total income weighting,

(2) Sources: Standard & Poor's Micropal; Lehman Brothers. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must be publicly issued, fixed rate and have at least par amount outstanding. They must all be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 38.5%, MSCI EAFE 16.5%, LB U.S. Aggregate Index 35% and P&R 90 Day T-Bill 10%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 FUND HOLDINGS

Franklin Templeton Moderate Target Fund
6/30/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class ........................................................   13.4%
--------------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio ..................................   10.9%
--------------------------------------------------------------------------------
Templeton Global Bond Fund
- Advisor Class ........................................................   10.8%
--------------------------------------------------------------------------------
Mutual Shares Fund
- Class Z ..............................................................    8.2%
--------------------------------------------------------------------------------
Mutual European Fund
- Class Z ..............................................................    7.6%
--------------------------------------------------------------------------------
Franklin Capital Growth Fund
- Advisor Class ........................................................    6.7%
--------------------------------------------------------------------------------
Franklin U.S. Government Securities Fund
- Advisor Class ........................................................    5.8%
--------------------------------------------------------------------------------
Franklin Total Return Fund
- Advisor Class ........................................................    5.4%
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class ........................................................    4.9%
--------------------------------------------------------------------------------
Templeton Foreign Fund
- Advisor Class ........................................................    4.9%
--------------------------------------------------------------------------------


14 | Semiannual Report
with the balance represented by foreign fixed income. Franklin Strategic Mortgage Portfolio was our largest fixed income weighting at 10.9% of total net assets.

Our largest primarily domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, underperformed the S&P 500 during the six-month reporting period, while our largest primarily domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Franklin Strategic Mortgage Portfolio under-performed the LB U.S. Aggregate Index.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar increased in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portfolio's underlying funds' significant investments in securities with non-U.S. currency exposure.

Thank you for your continued participation in Franklin Templeton Moderate Target Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/ T. Anthony Coffey

                        T. Anthony Coffey, CFA
                        Portfolio Manager
                        Franklin Templeton Moderate Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 15

PERFORMANCE SUMMARY AS OF 6/30/05

FRANKLIN TEMPLETON MODERATE TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------
CLASS A (SYMBOL: FMTIX)                                CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.06       $12.63        $12.69
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0768
----------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                  CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.06       $12.60        $12.66
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0391
----------------------------------------------------------------------------------------
CLASS C (SYMBOL: FTMTX)                                CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.06       $12.44        $12.50
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0388
----------------------------------------------------------------------------------------
CLASS R (SYMBOL: FTMRX)                                CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.05       $12.61        $12.66
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0647
----------------------------------------------------------------------------------------


16 | Semiannual Report

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

-----------------------------------------------------------------------------------------------
CLASS A                              6-MONTH        1-YEAR        5-YEAR   INCEPTION (12/31/96)
-----------------------------------------------------------------------------------------------
Cumulative Total Return(1)            +0.13%        +8.06%       +11.36%          +71.49%
-----------------------------------------------------------------------------------------------
Average Annual Total Return(2)        -5.60%        +1.88%        +0.97%           +5.81%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)      $  9,440      $ 10,188      $ 10,497         $ 16,163
-----------------------------------------------------------------------------------------------
CLASS B                                            6-MONTH        1-YEAR    INCEPTION (12/1/03)
-----------------------------------------------------------------------------------------------
Cumulative Total Return(1)                          -0.17%        +7.28%          +10.79%
-----------------------------------------------------------------------------------------------
Average Annual Total Return(2)                      -4.15%        +3.28%           +4.25%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                    $  9,585      $ 10,328         $ 10,679
-----------------------------------------------------------------------------------------------
CLASS C                              6-MONTH        1-YEAR        5-YEAR   INCEPTION (12/31/96)
-----------------------------------------------------------------------------------------------
Cumulative Total Return(1)            -0.17%        +7.23%        +7.20%          +59.86%
-----------------------------------------------------------------------------------------------
Average Annual Total Return(2)        -1.17%        +6.23%        +1.40%           +5.68%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)      $  9,883      $ 10,623      $ 10,720         $ 15,986
-----------------------------------------------------------------------------------------------
CLASS R                              6-MONTH        1-YEAR        3-YEAR    INCEPTION (1/1/02)
-----------------------------------------------------------------------------------------------
Cumulative Total Return(1)            +0.12%        +7.82%       +26.94%          +23.17%
-----------------------------------------------------------------------------------------------
Average Annual Total Return(2)        -0.88%        +6.82%        +8.28%           +6.15%
-----------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)      $  9,912      $ 10,682      $ 12,694         $ 12,317
-----------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT INVESTS IN A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.


                                                          Semiannual Report | 17

YOUR FUND'S EXPENSES

FRANKLIN TEMPLETON MODERATE TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


18 | Semiannual Report

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT     ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                         VALUE 12/31/04      VALUE 6/30/05       PERIOD* 12/31/04-6/30/05
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,001.30                  $ 3.92
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,020.88                  $ 3.96
----------------------------------------------------------------------------------------------------------------
CLASS B
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $  998.30                  $ 7.63
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,017.16                  $ 7.70
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $  998.30                  $ 7.63
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,017.16                  $ 7.70
----------------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,001.20                  $ 5.16
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,019.64                  $ 5.21
----------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.79%; B: 1.54%; C: 1.54%; and R: 1.04%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


                                                          Semiannual Report | 19

FRANKLIN TEMPLETON
GROWTH TARGET FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Growth Target Fund seeks the highest level of long-term total return consistent with a higher level of risk.(1)

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

ASSET ALLOCATION

Franklin Templeton Growth Target Fund
Based on Total Net Assets as of 6/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity ..............................................   57.5%

Primarily Foreign Equity ...............................................   24.2%

Primarily Domestic Fixed Income ........................................   10.1%

Primarily Foreign Fixed Income .........................................    4.5%

Short-Term Investments &
Other Net Assets .......................................................    3.7%

--------------------------------------------------------------------------------

This semiannual report for Franklin Templeton Growth Target Fund covers the period ended June 30, 2005.

PERFORMANCE OVERVIEW

Franklin Templeton Growth Target Fund - Class A posted a +0.23% cumulative total return for the six months under review. The Fund outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) Europe Australasia Far East (EAFE) Index for equities, the Lehman Brothers (LB) U.S. Aggregate Index for fixed income, and the P&R 90 Day T-Bill for short-term investments and other net assets. For the reporting period,

(1) The risk/reward potential is based on the Fund's goal and level of risk. It is not indicative of the Fund's actual or implied performance or portfolio composition, which may change on a continuous basis.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 41.


20 | Semiannual Report
the benchmark's total return was -0.52%.(2) You can find the Fund's long-term performance data in the Performance Summary beginning on page 23.

INVESTMENT STRATEGY

Whenever possible, we attempt to hold the same underlying Franklin Templeton funds in each Target Fund's portfolio. We generally diversify the Target Funds' broad equity allocations across investment styles, market capitalization sizes and countries of origin. Maintaining similarity of the underlying Franklin Templeton fund investments across the Allocator Series increased the consistency of the Target Funds' results relative to one another. For your reference, Franklin Templeton Growth Target Fund seeks to maintain the following asset class allocations: 80% equity, 15% fixed income, and 5% short-term investments and other net assets.

MANAGER'S DISCUSSION

The Fund's performance can be attributed largely to maintaining a relatively static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

At period-end, Franklin Templeton Growth Target Fund's domestic equity exposure was 70.4% of its total equity weighting, with the balance represented by foreign equity. The portfolio was diversified across capitalization sizes and investment styles, and on June 30, 2005, we held shares in large-, mid- and small-capitalization equity funds, representing both growth and value styles. Franklin Small Cap Growth Fund II - Advisor Class, representing 18.7% of the Fund's total net assets, was our largest equity fund weighting at period-end. On

(2) Sources: Standard & Poor's Micropal; Lehman Brothers. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI EAFE Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets excluding the U.S. and Canada. The LB U.S. Aggregate Index represents securities that are SEC-registered, taxable and dollar denominated. The index covers the U.S. investment grade fixed-rate bond markets, with index components for government and corporate securities, mortgage pass-through securities and asset-backed securities. All issues included must have at least one year to final maturity and must be rated investment grade (Baa3 or better) by Moody's Investors Service. They must be publicly issued, fixed rate and have at least par amount outstanding. They must all be dollar denominated and nonconvertible. Total return includes price appreciation/depreciation and income as a percentage of the original investment. The index is rebalanced monthly by market capitalization. The P&R 90 Day T-Bill is a total return index based on a constant maturity instrument. Payden & Rygel includes both accrued interest and change in market price in its monthly total return calculations. The benchmark index's weightings are as follows: S&P 500 56%, MSCI EAFE 24%, LB U.S. Aggregate Index 15% and P&R 90 Day T-Bill 5%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

TOP 10 FUND HOLDINGS

Franklin Templeton Growth Target Fund
6/30/05

--------------------------------------------------------------------------------
                                                                      % OF TOTAL
                                                                      NET ASSETS
--------------------------------------------------------------------------------
Franklin Small Cap Growth Fund II
- Advisor Class ........................................................   18.7%
--------------------------------------------------------------------------------
Mutual Shares Fund
- Class Z ..............................................................   12.1%
--------------------------------------------------------------------------------
Mutual European Fund
- Class Z ..............................................................   11.6%
--------------------------------------------------------------------------------
Franklin Capital Growth Fund
- Advisor Class ........................................................   10.3%
--------------------------------------------------------------------------------
Franklin Flex Cap Growth Fund
- Advisor Class ........................................................    7.7%
--------------------------------------------------------------------------------
Templeton Foreign Fund
- Advisor Class ........................................................    7.6%
--------------------------------------------------------------------------------
Franklin Strategic Mortgage Portfolio ..................................    4.6%
--------------------------------------------------------------------------------
Franklin Real Estate Securities Fund
- Advisor Class ........................................................    4.6%
--------------------------------------------------------------------------------
Templeton Global Bond Fund
- Advisor Class ........................................................    4.5%
--------------------------------------------------------------------------------
Franklin Natural Resources Fund
- Advisor Class ........................................................    4.2%
--------------------------------------------------------------------------------


                                                          Semiannual Report | 21
the fixed income side, domestic exposure was 69.3% of the Fund's total income weighting, with the balance represented by foreign fixed income. Franklin Strategic Mortgage Portfolio was our largest fixed income fund weighting at 4.6% of total net assets.

Our largest primarily domestic growth fund holding, Franklin Small Cap Growth Fund II - Advisor Class, underperformed the S&P 500 during the six-month reporting period, while our largest primarily domestic value fund holding, Mutual Shares Fund - Class Z, outperformed the S&P 500. Our largest foreign equity fund holding, Mutual European Fund - Class Z, outperformed the MSCI EAFE Index. On the fixed income side, Franklin Strategic Mortgage Portfolio under-performed the LB U.S. Aggregate Index.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar increased in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portfolio's underlying funds' significant investments in securities with non-U.S. currency exposure.

Thank you for your continued participation in Franklin Templeton Growth Target Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/ T. Anthony Coffey

                        T. Anthony Coffey, CFA
                        Portfolio Manager
                        Franklin Templeton Growth Target Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


22 | Semiannual Report

PERFORMANCE SUMMARY AS OF 6/30/05

FRANKLIN TEMPLETON GROWTH TARGET FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------
CLASS A (SYMBOL: FGTIX)                                CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  +$0.01       $13.18        $13.17
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0209
----------------------------------------------------------------------------------------
CLASS B (SYMBOL: N/A)                                  CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.03       $13.06        $13.09
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0060
----------------------------------------------------------------------------------------
CLASS C (SYMBOL: FTGTX)                                CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.03       $13.06        $13.09
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0057
----------------------------------------------------------------------------------------
CLASS R (SYMBOL: FGTRX)                                CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.01       $13.10        $13.11
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0161
----------------------------------------------------------------------------------------


                                                          Semiannual Report | 23

PERFORMANCE

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

------------------------------------------------------------------------------------------------
CLASS A                              6-MONTH        1-YEAR        5-YEAR    INCEPTION (12/31/96)
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)            +0.23%        +8.80%        -2.72%          +66.11%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)        -5.51%        +2.59%        -1.72%           +5.42%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)      $  9,449      $ 10,259      $  9,170         $ 15,656
------------------------------------------------------------------------------------------------
CLASS B                                            6-MONTH        1-YEAR     INCEPTION (12/1/03)
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)                          -0.18%        +7.97%          +12.18%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)                      -4.17%        +3.97%           +5.10%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)                    $  9,583      $ 10,397         $ 10,818
------------------------------------------------------------------------------------------------
CLASS C                              6-MONTH        1-YEAR        5-YEAR    INCEPTION (12/31/96)
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)            -0.19%        +7.98%        -6.35%          +56.14%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)        -1.18%        +6.98%        -1.30%           +5.38%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)      $  9,882      $ 10,698      $  9,365         $ 15,614
------------------------------------------------------------------------------------------------
CLASS R                              6-MONTH        1-YEAR        3-YEAR     INCEPTION (1/1/02)
------------------------------------------------------------------------------------------------
Cumulative Total Return(1)            +0.05%        +8.54%       +30.10%          +22.62%
------------------------------------------------------------------------------------------------
Average Annual Total Return(2)        -0.95%        +7.54%        +9.17%           +6.02%
------------------------------------------------------------------------------------------------
Value of $10,000 Investment(3)      $  9,905      $ 10,754      $ 13,010         $ 12,262
------------------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.

ENDNOTES

THE FUND IS CLASSIFIED AS A NONDIVERSIFIED FUND BECAUSE IT INVESTS IN A LIMITED NUMBER OF MUTUAL FUNDS. BECAUSE IT INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS A: Prior to 8/3/98, these shares were offered at a lower initial sales charge; thus actual total returns may differ.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

(1) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(2) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(3) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.


24 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN TEMPLETON GROWTH TARGET FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 25

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

--------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT     ENDING ACCOUNT      EXPENSES PAID DURING
CLASS A                                         VALUE 12/31/04      VALUE 6/30/05     PERIOD* 12/31/04-6/30/05
--------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,002.30                 $4.02
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,020.78                 $4.06
--------------------------------------------------------------------------------------------------------------
CLASS B
--------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $  998.20                 $7.73
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,017.06                 $7.80
--------------------------------------------------------------------------------------------------------------
CLASS C
--------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $  998.10                 $7.73
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,017.06                 $7.80
--------------------------------------------------------------------------------------------------------------
CLASS R
--------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $1,000.50                 $5.26
--------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,019.54                 $5.31
--------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.81%; B: 1.56%; C: 1.56%; and R: 1.06%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


26 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND

                                       --------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED       PERIOD ENDED
                                       JUNE 30, 2005   DECEMBER 31,                         YEAR ENDED JULY 31,
CLASS A                                 (UNAUDITED)       2004(g)          2004         2003         2002         2001         2000
                                       --------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)
Net asset value, beginning
  of period ..........................   $  12.48        $  11.66      $  10.91     $  10.23     $  11.30     $  12.13     $  10.73
                                         ------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a),(b) .......       0.11            0.12          0.23         0.23         0.31         0.54         0.58
  Net realized and unrealized gains
    (losses) .........................      (0.09)           0.84          0.74         0.69        (0.95)       (0.47)        1.41
                                         ------------------------------------------------------------------------------------------
Total from investment operations .....       0.02            0.96          0.97         0.92        (0.64)        0.07         1.99
                                         ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income ..............      (0.09)          (0.14)        (0.22)       (0.24)       (0.34)       (0.56)       (0.53)
  Net realized gains .................         --              --            --           --        (0.09)       (0.34)       (0.06)
                                         ------------------------------------------------------------------------------------------
Total distributions ..................      (0.09)          (0.14)        (0.22)       (0.24)       (0.43)       (0.90)       (0.59)
                                         ------------------------------------------------------------------------------------------
Redemption fees ......................         --(e)           --(e)         --(e)        --           --           --           --
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period .......   $  12.41        $  12.48      $  11.66     $  10.91     $  10.23     $  11.30     $  12.13
                                         ==========================================================================================

Total return(c) ......................       0.18%           8.30%         8.89%        8.99%       (5.74)%       0.58%       18.77%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's) ............................   $148,070        $139,153      $117,013     $ 64,409     $ 35,991     $ 26,523     $ 18,050
Ratios to average net assets:
  Expenses(d) ........................       0.78%(f)        0.82%(f)      0.85%        0.91%        0.96%        0.92%        0.99%
  Expenses net of waiver and
    payments by affiliate(d) .........       0.78%(f)        0.82%(f)      0.85%        0.91%        0.96%        0.92%        0.98%
  Net investment income(b) ...........       1.77%(f)        2.40%(f)      2.00%        2.21%        2.86%        4.61%        4.95%
Portfolio turnover rate ..............       2.49%           2.63%         3.71%       18.03%        5.75%       44.98%      103.79%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.


                     Semiannual Report | See notes to financial statements. | 27

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONTINUED)

                                                   --------------------------------------------------
                                                   SIX MONTHS ENDED              PERIOD ENDED
                                                    JUNE 30, 2005       DECEMBER 31,         JULY 31,
CLASS B                                              (UNAUDITED)          2004(g)            2004(h)
                                                   --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........       $ 12.46            $ 11.63            $ 11.67
                                                       ---------------------------------------------
Income from investment operations:
  Net investment income(a),(b) .................          0.06               0.09               0.07
  Net realized and unrealized gains (losses) ...         (0.09)              0.84               0.04
                                                       ---------------------------------------------
Total from investment operations ...............         (0.03)              0.93               0.11
                                                       ---------------------------------------------
Less distributions from net investment income ..         (0.06)             (0.10)             (0.15)
                                                       ---------------------------------------------
Redemption fees ................................            --(e)              --(e)              --(e)
                                                       ---------------------------------------------
Net asset value, end of period .................       $ 12.37            $ 12.46            $ 11.63
                                                       =============================================

Total return(c) ................................         (0.28)%             8.02%              0.98%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............       $ 6,166            $ 5,223            $ 3,567
Ratios to average net assets:
  Expenses(d) ..................................          1.53%(f)           1.57%(f)           1.60%(f)
  Net investment income(b) .....................          1.02%(f)           1.65%(f)           1.25%(f)
Portfolio turnover rate ........................          2.49%              2.63%              3.71%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   For the period December 1, 2003 (effective date) to July 31, 2004.


28 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONTINUED)

                                       --------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED       PERIOD ENDED
                                       JUNE 30, 2005   DECEMBER 31,                         YEAR ENDED JULY 31,
CLASS C                                 (UNAUDITED)       2004(g)          2004         2003         2002         2001         2000
                                       --------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)
Net asset value, beginning
  of period ..........................   $  12.36        $  11.53      $  10.80     $  10.14     $  11.20     $  12.03     $  10.65
                                         ------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a),(b) .......       0.06            0.08          0.14         0.15         0.23         0.44         0.50
  Net realized and unrealized gains
    (losses) .........................      (0.09)           0.84          0.73         0.67        (0.94)       (0.46)        1.39
                                         ------------------------------------------------------------------------------------------
Total from investment operations .....      (0.03)           0.92          0.87         0.82        (0.71)       (0.02)        1.89
                                         ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income ..............      (0.05)          (0.09)        (0.14)       (0.16)       (0.26)       (0.47)       (0.45)
  Net realized gains .................         --              --            --           --        (0.09)       (0.34)       (0.06)
                                         ------------------------------------------------------------------------------------------
Total distributions ..................      (0.05)          (0.09)        (0.14)       (0.16)       (0.35)       (0.81)       (0.51)
                                         ------------------------------------------------------------------------------------------
Redemption fees ......................         --(e)           --(e)         --(e)        --           --           --           --
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period .......   $  12.28        $  12.36      $  11.53     $  10.80     $  10.14     $  11.20     $  12.03
                                         ==========================================================================================

Total return(c) ......................      (0.21)%          8.03%         8.04%        8.20%       (6.48)%      (0.16)%      17.88%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's) ............................   $ 59,740        $ 59,803      $ 52,881     $ 32,344     $ 22,436     $ 17,340     $ 12,548
Ratios to average net assets:
  Expenses(d) ........................       1.53%(f)        1.57%(f)      1.60%        1.66%        1.70%        1.67%        1.72%
  Expenses net of waiver and
    payments by affiliate(d) .........       1.53%(f)        1.57%(f)      1.60%        1.66%        1.70%        1.67%        1.71%
  Net investment income(b) ...........       1.02%(f)        1.65%(f)      1.25%        1.46%        2.15%        3.83%        4.24%
Portfolio turnover rate ..............       2.49%           2.63%         3.71%       18.03%        5.75%       44.98%      103.79%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.


                     Semiannual Report | See notes to financial statements. | 29

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND (CONTINUED)

                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED   PERIOD ENDED
                                                    JUNE 30, 2005     DECEMBER 31,                  YEAR ENDED JULY 31,
CLASS R                                              (UNAUDITED)        2004(G)              2004           2003        2002(H)
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $ 12.46           $ 11.63           $ 10.89        $ 10.23        $ 10.89
                                                      -------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a),(b) .................         0.09              0.11              0.21           0.19           0.12
  Net realized and unrealized gains (losses) ...        (0.09)             0.85              0.72           0.69          (0.70)
                                                      -------------------------------------------------------------------------
Total from investment operations ...............         0.00              0.96              0.93           0.88          (0.58)
                                                      -------------------------------------------------------------------------
Less distributions from net investment income ..        (0.08)            (0.13)            (0.19)         (0.22)         (0.08)
                                                      -------------------------------------------------------------------------
Redemption fees ................................           --(e)             --(e)             --(e)          --             --
                                                      -------------------------------------------------------------------------
Net asset value, end of period .................      $ 12.38           $ 12.46           $ 11.63        $ 10.89        $ 10.23
                                                      =========================================================================

Total return(c) ................................         0.00%             8.27%             8.56%          8.79%         (5.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $14,604           $12,199           $ 8,370        $ 5,718        $   543
Ratios to average net assets:
  Expenses(d) ..................................         1.03%(f)          1.07%(f)          1.10%          1.16%          1.21%(f)
  Net investment income(b) .....................         1.52%(f)          2.15%(f)          1.75%          1.96%          1.93%(f)
Portfolio turnover rate ........................         2.49%             2.63%             3.71%         18.03%          5.75%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.71% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   For the period January 1, 2002 (effective date) to July 31, 2002.


30 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

-----------------------------------------------------------------------------------------------------------
        FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND                                  SHARES           VALUE
-----------------------------------------------------------------------------------------------------------
        INVESTMENTS IN UNDERLYING FUNDS
        LONG TERM INVESTMENTS 79.5%
        DOMESTIC EQUITY 28.2%
(a),(b) Franklin Capital Growth Fund, Advisor Class .......................       1,068,222    $ 11,344,517
(a),(b) Franklin Flex Cap Growth Fund, Advisor Class ......................         236,273       8,699,561
(a),(b) Franklin Natural Resources Fund, Advisor Class ....................         167,212       4,656,857
    (a) Franklin Real Estate Securities Fund, Advisor Class ...............         175,028       4,927,049
(a),(b) Franklin Small Cap Growth Fund II, Advisor Class ..................       1,768,499      21,009,771
    (a) Mutual Shares Fund, Class Z .......................................         589,066      13,890,179
                                                                                               ------------
                                                                                                 64,527,934
                                                                                               ------------
        DOMESTIC FIXED INCOME 27.1%
    (a) Franklin Strategic Income Fund, Advisor Class .....................         453,929       4,680,012
    (a) Franklin Strategic Mortgage Portfolio .............................       2,917,593      28,825,822
    (a) Franklin Total Return Fund, Advisor Class .........................       1,393,664      14,229,313
    (a) Franklin U.S. Government Securities Fund, Advisor Class ...........       2,149,180      14,249,064
                                                                                               ------------
                                                                                                 61,984,211
                                                                                               ------------
        FOREIGN EQUITY 12.3%
    (a) Franklin Gold & Precious Metals Fund, Advisor Class ...............         250,488       4,641,549
    (a) Mutual European Fund, Class Z .....................................         691,635      14,109,357
    (a) Templeton Foreign Fund, Advisor Class .............................         685,730       8,352,192
    (a) Templeton Global Long Short Fund, Class Z .........................          92,683       1,051,951
                                                                                               ------------
                                                                                                 28,155,049
                                                                                               ------------
        FOREIGN FIXED INCOME 11.9%
    (a) Templeton Global Bond Fund, Advisor Class .........................       2,598,623      27,181,598
                                                                                               ------------
        TOTAL LONG TERM INVESTMENTS (COST $160,475,375) ...................                     181,848,792
                                                                                               ------------
        SHORT TERM INVESTMENT (COST $46,565,399) 20.4%
        MONEY FUND 20.4%
    (a) Franklin Institutional Fiduciary Trust Money Market Portfolio .....      46,565,399      46,565,399
                                                                                               ------------
        TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $207,040,774) 99.9% ...                     228,414,191
        OTHER ASSETS, LESS LIABILITIES 0.1% ...............................                         165,004
                                                                                               ------------
        NET ASSETS 100.0% .................................................                    $228,579,195
                                                                                               ============

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing.


                     Semiannual Report | See notes to financial statements. | 31

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON MODERATE TARGET FUND

                                       --------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED       PERIOD ENDED
                                       JUNE 30, 2005   DECEMBER 31,                         YEAR ENDED JULY 31,
CLASS A                                 (UNAUDITED)       2004(g)          2004         2003         2002         2001         2000
                                       --------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)
Net asset value, beginning
  of period ..........................   $  12.69        $  11.65      $  10.64     $   9.83     $  11.31     $  12.83     $  10.44
                                         ------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a),(b) .......       0.08            0.12          0.20         0.19         0.26         0.47         0.51
  Net realized and unrealized gains
    (losses) .........................      (0.06)           1.05          1.00         0.81        (1.31)       (1.48)        2.35
                                         ------------------------------------------------------------------------------------------
Total from investment operations .....       0.02            1.17          1.20         1.00        (1.05)       (1.01)        2.86
                                         ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income ..............      (0.08)          (0.13)        (0.19)       (0.19)       (0.29)       (0.51)       (0.47)
  Net realized gains .................         --              --            --           --        (0.14)       --(h)           --
                                         ------------------------------------------------------------------------------------------
Total distributions ..................      (0.08)          (0.13)        (0.19)       (0.19)       (0.43)       (0.51)       (0.47)
                                         ------------------------------------------------------------------------------------------
Redemption fees ......................         --(e)           --(e)         --(e)        --           --           --           --
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period .......   $  12.63        $  12.69      $  11.65     $  10.64     $   9.83     $  11.31     $  12.83
                                         ==========================================================================================

Total return(c) ......................       0.13%          10.14%        11.18%       10.47%       (9.69)%      (8.05)%      27.79%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's) ............................   $287,803        $281,033      $219,273     $121,617     $ 85,035     $ 70,810     $ 41,348
Ratios to average net assets:
  Expenses(d) ........................       0.79%(f)        0.81%(f)      0.89%        0.98%        0.96%        0.87%        0.83%
  Net investment income(b) ...........       1.32%(f)        2.32%(f)      1.75%        1.89%        2.46%        3.95%        4.20%
Portfolio turnover rate ..............       4.32%           2.78%         4.13%       15.90%        8.88%       46.01%       85.78%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   The fund made a capital gain distribution of $0.003.


32 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONTINUED)

                                                   --------------------------------------------------
                                                   SIX MONTHS ENDED              PERIOD ENDED
                                                    JUNE 30, 2005       DECEMBER 31,         JULY 31,
CLASS B                                              (UNAUDITED)          2004(g)            2004(h)
                                                   --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........       $ 12.66            $ 11.62            $ 11.62
                                                       ---------------------------------------------
Income from investment operations:
  Net investment income(a),(b) .................          0.04               0.09               0.05
  Net realized and unrealized gains (losses) ...         (0.06)              1.03               0.09
                                                       ---------------------------------------------
Total from investment operations ...............         (0.02)              1.12               0.14
                                                       ---------------------------------------------
Less distributions from net investment income ..         (0.04)             (0.08)             (0.14)
                                                       ---------------------------------------------
Redemption fees ................................            --(e)              --(e)              --(e)
                                                       ---------------------------------------------
Net asset value, end of period .................       $ 12.60            $ 12.66            $ 11.62
                                                       =============================================

Total return(c) ................................         (0.17)%             9.77%              1.18%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............       $ 9,516            $ 8,700            $ 5,417
Ratios to average net assets:
  Expenses(d) ..................................          1.54%(f)           1.56%(f)           1.64%(f)
  Net investment income(b) .....................          0.57%(f)           1.57%(f)           1.00%(f)
Portfolio turnover rate ........................          4.32%              2.78%              4.13%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   For the period December 1, 2003 (effective date) to July 31, 2004.


                     Semiannual Report | See notes to financial statements. | 33

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONTINUED)

                                       --------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED       PERIOD ENDED
                                       JUNE 30, 2005   DECEMBER 31,                         YEAR ENDED JULY 31,
CLASS C                                 (UNAUDITED)       2004(g)          2004         2003         2002         2001         2000
                                       --------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)
Net asset value, beginning
  of period ..........................   $  12.50        $  11.47      $  10.48     $   9.69     $  11.16     $  12.67     $  10.31
                                         ------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a),(b) .......       0.03            0.08          0.12         0.11         0.19         0.39         0.41
  Net realized and unrealized gains
    (losses) .........................      (0.05)           1.03          0.98         0.80        (1.31)       (1.48)        2.33
                                         ------------------------------------------------------------------------------------------
Total from investment operations .....      (0.02)           1.11          1.10         0.91        (1.12)       (1.09)        2.74
                                         ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income ..............      (0.04)          (0.08)        (0.11)       (0.12)       (0.21)       (0.42)       (0.38)
  Net realized gains .................         --              --            --           --        (0.14)       --(h)           --
                                         ------------------------------------------------------------------------------------------
Total distributions ..................      (0.04)          (0.08)        (0.11)       (0.12)       (0.35)       (0.42)       (0.38)
                                         ------------------------------------------------------------------------------------------
Redemption fees ......................         --(e)           --(e)         --(e)        --           --           --           --
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period .......   $  12.44        $  12.50      $  11.47     $  10.48     $   9.69     $  11.16     $  12.67
                                         ==========================================================================================

Total return(c) ......................      (0.17)%          9.75%        10.39%        9.50%      (10.31)%      (8.69)%      26.84%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of period
  (000's) ............................   $105,366        $105,966      $ 90,988     $ 56,341     $ 39,835     $ 41,535     $ 35,506

Ratios to average net assets:

  Expenses(d) ........................       1.54%(f)        1.56%(f)      1.64%        1.73%        1.71%        1.62%        1.57%

  Net investment income(b) ...........       0.57%(f)        1.57%(f)      1.00%        1.14%        1.77%        3.30%        3.40%

Portfolio turnover rate ..............       4.32%           2.78%         4.13%       15.90%        8.88%       46.01%       85.78%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   The fund made a capital gain distribution of $0.003.


34 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON MODERATE TARGET FUND (CONTINUED)

                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED   PERIOD ENDED
                                                    JUNE 30, 2005     DECEMBER 31,                  YEAR ENDED JULY 31,
CLASS R                                              (UNAUDITED)        2004(g)              2004           2003        2002(h)
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $ 12.66           $ 11.62           $ 10.62        $  9.82        $ 10.79
                                                      -------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a),(b) .................         0.07              0.11              0.18           0.13           0.09
  Net realized and unrealized gains (losses) ...        (0.06)             1.04              0.98           0.85          (0.99)
                                                      -------------------------------------------------------------------------
Total from investment operations ...............         0.01              1.15              1.16           0.98          (0.90)
                                                      -------------------------------------------------------------------------
Less distributions from net investment income ..        (0.06)            (0.11)            (0.16)         (0.18)         (0.07)
                                                      -------------------------------------------------------------------------
Redemption fees ................................           --(e)             --(e)             --(e)          --             --
                                                      -------------------------------------------------------------------------
Net asset value, end of period .................      $ 12.61           $ 12.66           $ 11.62        $ 10.62        $  9.82
                                                      =========================================================================

Total return(c) ................................         0.12%             9.92%            10.95%         10.10%         (8.38)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $29,172           $25,162           $17,161        $10,989        $    94
Ratios to average net assets:
  Expenses(d) ..................................         1.04%(f)          1.06%(f)          1.14%          1.23%          1.21%(f)
  Net investment income(b) .....................         1.07%(f)          2.07%(f)          1.50%          1.64%          1.53%(f)
Portfolio turnover rate ........................         4.32%             2.78%             4.13%         15.90%          8.88%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   For the period January 1, 2002 (effective date) to July 31, 2002.


                     Semiannual Report | See notes to financial statements. | 35

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
        FRANKLIN TEMPLETON MODERATE TARGET FUND                                        SHARES            VALUE
------------------------------------------------------------------------------------------------------------------
        INVESTMENTS IN UNDERLYING FUNDS
        LONG TERM INVESTMENTS 90.7%
        DOMESTIC EQUITY 39.8%
(a),(b) Franklin Capital Growth Fund, Advisor Class ........................          2,741,406      $  29,113,727
(a),(b) Franklin Flex Cap Growth Fund, Advisor Class .......................            575,902         21,204,726
(a),(b) Franklin Natural Resources Fund, Advisor Class .....................            470,486         13,103,028
    (a) Franklin Real Estate Securities Fund, Advisor Class ................            537,380         15,127,235
(a),(b) Franklin Small Cap Growth Fund II, Advisor Class ...................          4,888,562         58,076,115
    (a) Mutual Shares Fund, Class Z ........................................          1,501,303         35,400,726
                                                                                                     -------------
                                                                                                       172,025,557
                                                                                                     -------------
        DOMESTIC FIXED INCOME 23.8%
    (a) Franklin Strategic Income Fund, Advisor Class ......................            699,264          7,209,414
    (a) Franklin Strategic Mortgage Portfolio ..............................          4,780,769         47,234,001
    (a) Franklin Total Return Fund, Advisor Class ..........................          2,304,851         23,532,527
    (a) Franklin U.S. Government Securities Fund, Advisor Class ............          3,751,775         24,874,269
                                                                                                     -------------
                                                                                                       102,850,211
                                                                                                     -------------
        FOREIGN EQUITY 16.2%
    (a) Franklin Gold & Precious Metals Fund, Advisor Class ................            691,328         12,810,302
    (a) Mutual European Fund, Class Z ......................................          1,618,465         33,016,692
    (a) Templeton Foreign Fund, Advisor Class ..............................          1,724,547         21,004,986
    (a) Templeton Global Long Short Fund, Class Z ..........................            271,690          3,083,680
                                                                                                     -------------
                                                                                                        69,915,660
                                                                                                     -------------
        FOREIGN FIXED INCOME 10.9%
    (a) Templeton Global Bond Fund, Advisor Class ..........................          4,477,507         46,834,719
                                                                                                     -------------
        TOTAL LONG TERM INVESTMENTS (COST $341,783,833) ....................                           391,626,147
                                                                                                     -------------
        SHORT TERM INVESTMENT (COST $41,832,300) 9.7%
        MONEY FUND 9.7%
    (a) Franklin Institutional Fiduciary Trust Money Market Portfolio ......         41,832,300         41,832,300
                                                                                                     -------------
        TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $383,616,133) 100.4% ...                           433,458,447
        OTHER ASSETS, LESS LIABILITIES (0.4)% ..............................                            (1,601,026)
                                                                                                     -------------
        NET ASSETS 100.0% ..................................................                         $ 431,857,421
                                                                                                     =============

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing.


36 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON GROWTH TARGET FUND

                                       --------------------------------------------------------------------------------------------
                                        SIX MONTHS
                                           ENDED       PERIOD ENDED
                                       JUNE 30, 2005   DECEMBER 31,                         YEAR ENDED JULY 31,
CLASS A                                 (UNAUDITED)       2004(g)          2004         2003         2002         2001         2000
                                       --------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)
Net asset value, beginning
  of period ..........................   $  13.17        $  11.83      $  10.46     $   9.47     $  11.64     $  14.50     $  11.01
                                         ------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a),(b) .......       0.02            0.09          0.11         0.08         0.13         0.38         0.40
  Net realized and unrealized gains
    (losses) .........................       0.01            1.33          1.36         1.01        (2.01)       (2.80)        3.77
                                         ------------------------------------------------------------------------------------------
Total from investment operations .....       0.03            1.42          1.47         1.09        (1.88)       (2.42)        4.17
                                         ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income ..............      (0.02)          (0.08)        (0.10)       (0.10)       (0.13)       (0.44)       (0.39)
  Net realized gains .................         --              --            --           --        (0.16)          --        (0.29)
                                         ------------------------------------------------------------------------------------------
Total distributions ..................      (0.02)          (0.08)        (0.10)       (0.10)       (0.29)       (0.44)       (0.68)
                                         ------------------------------------------------------------------------------------------
Redemption fees ......................         --(e)           --(e)         --(e)        --           --           --           --
                                         ------------------------------------------------------------------------------------------
Net asset value, end of period .......   $  13.18        $  13.17      $  11.83     $  10.46     $   9.47     $  11.64     $  14.50
                                         ==========================================================================================

Total return(c) ......................       0.23%          12.04%        14.04%       11.64%      (16.44)%     (16.94)%      38.55%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's) ............................   $210,843        $202,560      $165,500     $ 99,432     $ 69,663     $ 67,186     $ 66,445
Ratios to average net assets:
  Expenses(d) ........................       0.81%(f)        0.85%(f)      0.83%        0.92%        0.93%        0.85%        0.85%
  Expenses net of waiver and
    payments by affiliate(d) .........       0.81%(f)        0.85%(f)      0.83%        0.92%        0.93%        0.85%        0.84%
  Net investment income(b) ...........       0.26%(f)        1.72%(f)      0.91%        0.84%        1.20%        2.98%        2.93%
Portfolio turnover rate ..............       2.57%           3.98%         3.46%       21.87%       14.24%       59.41%       73.82%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.


                     Semiannual Report | See notes to financial statements. | 37

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONTINUED)

                                                   --------------------------------------------------
                                                   SIX MONTHS ENDED              PERIOD ENDED
                                                    JUNE 30, 2005       DECEMBER 31,         JULY 31,
CLASS B                                              (UNAUDITED)          2004(g)            2004(h)
                                                   --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........       $ 13.09            $ 11.75            $ 11.80
                                                       ---------------------------------------------
Income from investment operations:
  Net investment income(a),(b) .................         (0.03)              0.06              (0.02)
  Net realized and unrealized gains (losses) ...          0.01               1.32               0.09
                                                       ---------------------------------------------
Total from investment operations ...............         (0.02)              1.38               0.07
                                                       ---------------------------------------------
Less distributions from net investment income ..         (0.01)             (0.04)             (0.12)
                                                       ---------------------------------------------
Redemption fees ................................            --(e)              --(e)              --(e)
                                                       ---------------------------------------------
Net asset value, end of period .................       $ 13.06            $ 13.09            $ 11.75
                                                       =============================================

Total return(c) ................................         (0.18)%            11.76%              0.56%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............       $ 5,664            $ 5,343            $ 3,178
Ratios to average net assets:
  Expenses(d) ..................................          1.56%(f)           1.60%(f)           1.58%(f)
  Net investment income(b) .....................         (0.49)%(f)          0.97%(f)           0.16%(f)
Portfolio turnover rate ........................          2.57%              3.98%              3.46%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   For the period December 1, 2003 (effective date) to July 31, 2004.


38 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONTINUED)

                                      --------------------------------------------------------------------------------------------
                                       SIX MONTHS
                                          ENDED         PERIOD ENDED
                                      JUNE 30, 2005     DECEMBER 31,                         YEAR ENDED JULY 31,
CLASS C                                (UNAUDITED)         2004(g)          2004         2003         2002        2001        2000
                                      --------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout
  the period)
Net asset value, beginning
  of period .........................   $  13.09          $  11.72      $  10.38     $   9.40     $  11.58    $  14.43    $  10.92
                                        ------------------------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a),(b) ......      (0.03)             0.05          0.02         0.01         0.05        0.29        0.29
  Net realized and unrealized gains
    (losses) ........................       0.01              1.32          1.35         1.00        (1.99)      (2.79)       3.77
                                        ------------------------------------------------------------------------------------------
Total from investment operations ....      (0.02)             1.37          1.37         1.01        (1.94)      (2.50)       4.06
                                        ------------------------------------------------------------------------------------------
Less distributions from:
  Net investment income .............      (0.01)               --         (0.03)       (0.03)       (0.08)      (0.35)      (0.26)
  Net realized gains ................         --                --            --           --        (0.16)         --       (0.29)
                                        ------------------------------------------------------------------------------------------
Total distributions .................      (0.01)               --         (0.03)       (0.03)       (0.24)      (0.35)      (0.55)
                                        ------------------------------------------------------------------------------------------
Redemption fees .....................         --(e)             --(e)         --(e)        --           --          --          --
                                        ------------------------------------------------------------------------------------------
Net asset value, end of period ......   $  13.06          $  13.09      $  11.72     $  10.38     $   9.40    $  11.58    $  14.43
                                        ==========================================================================================

Total return(c) .....................      (0.19)%           11.69%        13.18%       10.74%      (17.00)%    (17.57)%     37.64%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period
  (000's) ...........................   $ 78,985          $ 73,816      $ 61,179     $ 40,829     $ 31,255    $ 37,884    $ 38,666
Ratios to average net assets:
  Expenses(d) .......................       1.56%(f)          1.60%(f)      1.58%        1.67%        1.68%       1.60%       1.60%
  Expenses net of waiver and
    payments by affiliate(d) ........       1.56%(f)          1.60%(f)      1.58%        1.67%        1.68%       1.60%       1.59%
  Net investment income(b) ..........       (0.49)%(f)        0.97%(f)      0.16%        0.09%        0.50%       2.24%       2.16%
Portfolio turnover rate .............       2.57%             3.98%         3.46%       21.87%       14.24%      59.41%      73.82%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.


                     Semiannual Report | See notes to financial statements. | 39

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON GROWTH TARGET FUND (CONTINUED)

                                                   ----------------------------------------------------------------------------
                                                   SIX MONTHS ENDED   PERIOD ENDED
                                                    JUNE 30, 2005     DECEMBER 31,                  YEAR ENDED JULY 31,
CLASS R                                              (UNAUDITED)        2004(g)              2004           2003        2002(h)
                                                   ----------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)
Net asset value, beginning of period ...........      $ 13.11           $ 11.76           $ 10.40        $  9.46        $ 10.95
                                                      -------------------------------------------------------------------------
Income from investment operations:
  Net investment income(a),(b) .................           --              0.08              0.08           0.05           0.01
  Net realized and unrealized gains (losses) ...         0.01              1.33              1.36           1.00          (1.50)
                                                      -------------------------------------------------------------------------
Total from investment operations ...............         0.01              1.41              1.44           1.05          (1.49)
                                                      -------------------------------------------------------------------------
Less distributions from net investment income ..        (0.02)            (0.06)            (0.08)         (0.11)            --
                                                      -------------------------------------------------------------------------
Redemption fees ................................           --(e)             --(e)             --(e)          --             --
                                                      -------------------------------------------------------------------------
Net asset value, end of period .................      $ 13.10           $ 13.11           $ 11.76        $ 10.40        $  9.46
                                                      =========================================================================

Total return(c) ................................         0.05%            12.00%            13.89%         11.11%        (13.52)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's) ..............      $17,905           $15,206           $11,714        $ 5,567        $   141
Ratios to average net assets:
  Expenses(d) ..................................         1.06%(f)          1.10%(f)          1.08%          1.17%          1.18%(f)
  Net investment income(b) .....................         0.01%(f)          1.47%(f)          0.66%          0.59%          0.18%(f)
Portfolio turnover rate ........................         2.57%             3.98%             3.46%         21.87%         14.24%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.84% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   For the period January 1, 2002 (effective date) to July 31, 2002.


40 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------
        FRANKLIN TEMPLETON GROWTH TARGET FUND                                          SHARES             VALUE
------------------------------------------------------------------------------------------------------------------
        INVESTMENTS IN UNDERLYING FUNDS
        LONG TERM INVESTMENTS 96.3%
        DOMESTIC EQUITY 57.5%
(a),(b) Franklin Capital Growth Fund, Advisor Class ........................          3,054,103      $  32,434,575
(a),(b) Franklin Flex Cap Growth Fund, Advisor Class .......................            651,929         24,004,023
(a),(b) Franklin Natural Resources Fund, Advisor Class .....................            471,325         13,126,401
    (a) Franklin Real Estate Securities Fund, Advisor Class ................            509,266         14,335,835
(a),(b) Franklin Small Cap Growth Fund II, Advisor Class ...................          4,938,692         58,671,656
    (a) Mutual Shares Fund, Class Z ........................................          1,602,330         37,782,933
                                                                                                     -------------
                                                                                                       180,355,423
                                                                                                     -------------
        DOMESTIC FIXED INCOME 10.1%
    (a) Franklin Strategic Income Fund, Advisor Class ......................            178,289          1,838,158
    (a) Franklin Strategic Mortgage Portfolio ..............................          1,472,000         14,543,361
    (a) Franklin Total Return Fund, Advisor Class ..........................            716,156          7,311,956
    (a) Franklin U.S. Government Securities Fund, Advisor Class ............          1,194,578          7,920,055
                                                                                                     -------------
                                                                                                        31,613,530
                                                                                                     -------------
        FOREIGN EQUITY 24.2%
    (a) Franklin Gold & Precious Metals Fund, Advisor Class ................            678,532         12,573,199
    (a) Mutual European Fund, Class Z ......................................          1,789,639         36,508,637
    (a) Templeton Foreign Fund, Advisor Class ..............................          1,949,410         23,743,809
    (a) Templeton Global Long Short Fund, Class Z ..........................            258,798          2,937,356
                                                                                                     -------------
                                                                                                        75,763,001
                                                                                                     -------------
        FOREIGN FIXED INCOME 4.5%
    (a) Templeton Global Bond Fund, Advisor Class ..........................          1,338,024         13,995,729
                                                                                                     -------------
        TOTAL LONG TERM INVESTMENTS (COST $253,043,473) ....................                           301,727,683
                                                                                                     -------------
        SHORT TERM INVESTMENT (COST $15,295,767) 4.9%
        MONEY FUND 4.9%
    (a) Franklin Institutional Fiduciary Trust Money Market Portfolio ......         15,295,767         15,295,767
                                                                                                     -------------
        TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $268,339,240) 101.2% ...                           317,023,450
        OTHER ASSETS, LESS LIABILITIES (1.2)% ..............................                            (3,627,326)
                                                                                                     -------------
        NET ASSETS 100.0% ..................................................                         $ 313,396,124
                                                                                                     =============

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing.


                     Semiannual Report | See notes to financial statements. | 41

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                                                                --------------------------------------------
                                                                                  FRANKLIN        FRANKLIN        FRANKLIN
                                                                                  TEMPLETON       TEMPLETON       TEMPLETON
                                                                                CONSERVATIVE      MODERATE         GROWTH
                                                                                 TARGET FUND     TARGET FUND     TARGET FUND
                                                                                --------------------------------------------
Assets:
  Investments in Underlying Funds (Note 6):
    Cost ...................................................................    $207,040,774    $383,616,133    $268,339,240
                                                                                ============================================
    Value ..................................................................    $228,414,191    $433,458,447    $317,023,450
  Receivables:
    Capital shares sold ....................................................       1,077,328         694,192         375,931
                                                                                --------------------------------------------
        Total assets .......................................................     229,491,519     434,152,639     317,399,381
                                                                                --------------------------------------------
Liabilities:
  Payables:
    Capital shares redeemed ................................................         555,315       1,661,992       3,578,811
    Affiliates .............................................................         246,598         466,849         346,007
  Other liabilities ........................................................         110,411         166,377          78,439
                                                                                --------------------------------------------
        Total liabilities ..................................................         912,324       2,295,218       4,003,257
                                                                                --------------------------------------------
          Net assets, at value .............................................    $228,579,195    $431,857,421    $313,396,124
                                                                                ============================================
Net assets consist of:
  Undistributed net investment income ......................................    $    429,819    $    690,202    $    189,640
  Net unrealized appreciation (depreciation) ...............................      21,373,417      49,842,314      48,684,210
  Accumulated net realized gain (loss) .....................................      (1,271,654)     (5,272,163)    (11,598,445)
  Paid-in capital ..........................................................     208,047,613     386,597,068     276,120,719
                                                                                --------------------------------------------
          Net assets, at value .............................................    $228,579,195    $431,857,421    $313,396,124
                                                                                ============================================


42 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2005 (unaudited)

                                                                                --------------------------------------------
                                                                                  FRANKLIN        FRANKLIN        FRANKLIN
                                                                                  TEMPLETON       TEMPLETON       TEMPLETON
                                                                                CONSERVATIVE      MODERATE         GROWTH
                                                                                 TARGET FUND     TARGET FUND     TARGET FUND
                                                                                --------------------------------------------
CLASS A:
  Net assets, at value .....................................................    $148,069,581    $287,803,199    $210,842,520
                                                                                ============================================
  Shares outstanding .......................................................      11,929,833      22,779,305      15,998,749
                                                                                ============================================
  Net asset value per share(a) .............................................    $      12.41    $      12.63    $      13.18
                                                                                ============================================
  Maximum offering price per share (net asset value per share / 94.25%)  ...    $      13.17    $      13.40    $      13.98
                                                                                ============================================
CLASS B:
  Net assets, at value .....................................................    $  6,165,580    $  9,516,026    $  5,664,081
                                                                                ============================================
  Shares outstanding .......................................................         498,269         755,288         433,675
                                                                                ============================================
  Net asset value and maximum offering price per share(a) ..................    $      12.37    $      12.60    $      13.06
                                                                                ============================================
CLASS C:
  Net assets, at value .....................................................    $ 59,740,256    $105,365,714    $ 78,984,529
                                                                                ============================================
  Shares outstanding .......................................................       4,865,676       8,467,493       6,046,631
                                                                                ============================================
  Net asset value and maximum offering price per share(a) ..................    $      12.28    $      12.44    $      13.06
                                                                                ============================================
CLASS R:
  Net assets, at value .....................................................    $ 14,603,778    $ 29,172,482    $ 17,904,994
                                                                                ============================================
  Shares outstanding .......................................................       1,179,234       2,313,770       1,366,911
                                                                                ============================================
  Net asset value and maximum offering price per share(a) ..................    $      12.38    $      12.61    $      13.10
                                                                                ============================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 43

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2005 (unaudited)

                                                                                --------------------------------------------
                                                                                  FRANKLIN        FRANKLIN        FRANKLIN
                                                                                  TEMPLETON       TEMPLETON       TEMPLETON
                                                                                CONSERVATIVE      MODERATE         GROWTH
                                                                                 TARGET FUND     TARGET FUND     TARGET FUND
                                                                                --------------------------------------------
Investment income:
  Dividends from Underlying Funds (Note 6) .................................    $  2,802,108    $  4,454,166    $  1,622,255
                                                                                --------------------------------------------
Expenses:
  Asset allocation fees (Note 3a) ..........................................         219,739         478,365         360,038
  Distribution fees: (Note 3c)
    Class A ................................................................         176,862         353,778         256,979
    Class B ................................................................          28,821          44,829          27,513
    Class C ................................................................         292,057         515,509         373,013
    Class R ................................................................          33,322          68,277          41,568
  Transfer agent fees (Note 3e) ............................................         258,900         522,986         385,654
  Reports to shareholders ..................................................          12,528          25,427          19,058
  Registration and filing fees .............................................          76,401          92,061          64,802
  Professional fees ........................................................          13,077          13,359           9,806
  Trustees' fees and expenses ..............................................             335           1,222             278
  Other ....................................................................           4,718           9,341           6,076
                                                                                --------------------------------------------
        Total expenses .....................................................       1,116,760       2,125,154       1,544,785
                                                                                --------------------------------------------
          Net investment income ............................................       1,685,348       2,329,012          77,470
                                                                                --------------------------------------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from:
    Sale of investments in Underlying Funds ................................         112,899        (326,460)     (1,156,987)
    Realized gain distributions by Underlying Funds ........................          16,618          42,354          45,204
                                                                                --------------------------------------------
          Net realized gain (loss) .........................................         129,517        (284,106)     (1,111,783)
                                                                                --------------------------------------------
  Net change in unrealized appreciation (depreciation) on investments
    in Underlying Funds ....................................................      (1,577,171)     (1,563,938)      1,595,417
                                                                                --------------------------------------------
Net realized and unrealized gain (loss) ....................................      (1,447,654)     (1,848,044)        483,634
                                                                                --------------------------------------------
Net increase (decrease) in net assets resulting from operations ............    $    237,694    $    480,968    $    561,104
                                                                                ============================================


44 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               -----------------------------------------------------
                                                                                     FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
                                                                               -----------------------------------------------------
                                                                               SIX MONTHS ENDED    FOR THE PERIOD
                                                                                 JUNE 30, 2005    AUGUST 1, 2004 TO     YEAR ENDED
                                                                                  (UNAUDITED)     DECEMBER 31, 2004    JULY 31, 2004
                                                                               -----------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................................................     $  1,685,348       $  1,782,898       $  2,567,068
    Net realized gain (loss) from Underlying Funds .........................          129,517            470,309           (439,785)
    Net change in unrealized appreciation (depreciation) on investments
      in Underlying Funds ..................................................       (1,577,171)        13,430,048          7,325,516
                                                                                 --------------------------------------------------
          Net increase (decrease) in net assets resulting from operations ..          237,694         15,683,255          9,452,799
                                                                                 --------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ..............................................................       (1,081,121)        (1,550,016)        (1,667,835)
      Class B ..............................................................          (27,123)           (39,691)           (10,065)
      Class C ..............................................................         (260,242)          (440,506)          (509,400)
      Class R ..............................................................          (87,887)          (106,212)          (118,453)
                                                                                 --------------------------------------------------
  Total distributions to shareholders ......................................       (1,456,373)        (2,136,425)        (2,305,753)
                                                                                 --------------------------------------------------
  Capital share transactions: (Note 2)
      Class A ..............................................................        9,680,895         13,395,041         47,993,126
      Class B ..............................................................          975,175          1,344,039          3,619,563
      Class C ..............................................................          300,141          3,087,341         18,319,247
      Class R ..............................................................        2,462,430          3,173,988          2,280,595
                                                                                 --------------------------------------------------
  Total capital share transactions .........................................       13,418,641         21,000,409         72,212,531
                                                                                 --------------------------------------------------
  Redemption fees ..........................................................              371                681                328
                                                                                 --------------------------------------------------
          Net increase (decrease) in net assets ............................       12,200,333         34,547,920         79,359,905
Net assets:
  Beginning of period ......................................................      216,378,862        181,830,942        102,471,037
                                                                                 --------------------------------------------------
  End of period ............................................................     $228,579,195       $216,378,862       $181,830,942
                                                                                 ==================================================
Undistributed net investment income included in net assets:
  End of period ............................................................     $    429,819       $    200,844       $    554,371
                                                                                 ==================================================


                     Semiannual Report | See notes to financial statements. | 45

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                               -----------------------------------------------------
                                                                                       FRANKLIN TEMPLETON MODERATE TARGET FUND
                                                                               -----------------------------------------------------
                                                                               SIX MONTHS ENDED    FOR THE PERIOD
                                                                                 JUNE 30, 2005    AUGUST 1, 2004 TO     YEAR ENDED
                                                                                  (UNAUDITED)     DECEMBER 31, 2004    JULY 31, 2004
                                                                               -----------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................................................     $  2,329,012       $  3,293,587       $  4,046,192
    Net realized gain (loss) from Underlying Funds .........................         (284,106)           260,597         (1,442,186)
    Net change in unrealized appreciation (depreciation) on investments
      in Underlying Funds ..................................................       (1,563,938)        32,639,851         19,079,818
                                                                                 --------------------------------------------------
          Net increase (decrease) in net assets resulting from operations ..          480,968         36,194,035         21,683,824
                                                                                 --------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ..............................................................       (1,783,288)        (2,681,591)        (2,669,838)
      Class B ..............................................................          (28,704)           (51,972)           (12,044)
      Class C ..............................................................         (326,903)          (629,244)          (693,557)
      Class R ..............................................................         (144,846)          (180,867)          (211,924)
                                                                                 --------------------------------------------------
  Total distributions to shareholders ......................................       (2,283,741)        (3,543,674)        (3,587,363)
                                                                                 --------------------------------------------------
  Capital share transactions: (Note 2)
      Class A ..............................................................        7,975,272         39,940,397         86,090,887
      Class B ..............................................................          856,365          2,668,075          5,505,348
      Class C ..............................................................         (111,314)         6,462,665         29,167,225
      Class R ..............................................................        4,077,019          6,302,177          5,030,879
                                                                                 --------------------------------------------------
  Total capital share transactions .........................................       12,797,342         55,373,314        125,794,339
                                                                                 --------------------------------------------------
  Redemption fees ..........................................................              806               (575)             1,269
                                                                                 --------------------------------------------------
          Net increase (decrease) in net assets ............................       10,995,375         88,023,100        143,892,069
Net assets:
  Beginning of period ......................................................      420,862,046        332,838,946        188,946,877
                                                                                 --------------------------------------------------
  End of period ............................................................     $431,857,421       $420,862,046       $332,838,946
                                                                                 ==================================================
Undistributed net investment income included in net assets:
  End of period ............................................................     $    690,202       $    644,931       $    895,018
                                                                                 ==================================================


46 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                               -----------------------------------------------------
                                                                                        FRANKLIN TEMPLETON GROWTH TARGET FUND
                                                                               -----------------------------------------------------
                                                                               SIX MONTHS ENDED    FOR THE PERIOD
                                                                                 JUNE 30, 2005    AUGUST 1, 2004 TO     YEAR ENDED
                                                                                  (UNAUDITED)     DECEMBER 31, 2004    JULY 31, 2004
                                                                               -----------------------------------------------------
Increase (decrease) in net assets:
  Operations:
    Net investment income ..................................................     $     77,470       $  1,689,931       $  1,415,409
    Net realized gain (loss) from Underlying Funds .........................       (1,111,783)           560,812         (1,964,242)
    Net change in unrealized appreciation (depreciation) on investments
      in Underlying Funds ..................................................        1,595,417         28,632,877         21,256,711
                                                                                 --------------------------------------------------
          Net increase (decrease) in net assets resulting from operations ..          561,104         30,883,620         20,707,878
                                                                                 --------------------------------------------------
  Distributions to shareholders from:
    Net investment income:
      Class A ..............................................................         (339,598)        (1,278,278)        (1,106,714)
      Class B ..............................................................           (2,643)           (16,646)            (1,198)
      Class C ..............................................................          (33,133)                --           (126,060)
      Class R ..............................................................          (20,770)           (69,188)           (60,542)
                                                                                 --------------------------------------------------
  Total distributions to shareholders ......................................         (396,144)        (1,364,112)        (1,294,514)
                                                                                 --------------------------------------------------
  Capital share transactions: (Note 2)
      Class A ..............................................................        8,051,315         16,953,905         52,682,701
      Class B ..............................................................          330,007          1,698,909          3,245,275
      Class C ..............................................................        5,259,075          5,140,322         15,051,453
      Class R ..............................................................        2,664,174          2,040,115          5,349,553
                                                                                 --------------------------------------------------
  Total capital share transactions .........................................       16,304,571         25,833,251         76,328,982
                                                                                 --------------------------------------------------
  Redemption fees ..........................................................            1,190              1,872                245
                                                                                 --------------------------------------------------
          Net increase (decrease) in net assets ............................       16,470,721         55,354,631         95,742,591
Net assets:
  Beginning of period ......................................................      296,925,403        241,570,772        145,828,181
                                                                                 --------------------------------------------------
  End of period ............................................................     $313,396,124       $296,925,403       $241,570,772
                                                                                 ==================================================
Undistributed net investment income included in net assets:
  End of period ............................................................     $    189,640       $    508,314       $    182,495
                                                                                 ==================================================


                     Semiannual Report | See notes to financial statements. | 47

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of six separate series. All funds included in this report (the Funds) are non-diversified. The financial statements of the remaining funds in the series are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds).

On December 6, 2004, the Board of Trustees approved the change of the Trust's fiscal year from July 31 to December 31 effective December 31, 2004.

The following summarizes the Funds' significant accounting policies.

A.    SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their closing net asset value each trading day.

B.    INCOME TAXES

No provision has been made for U.S. income taxes because each Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

C.    SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each fund to the combined net assets. Fund specific expenses are charged directly to the fund that incurred the expense.

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D.    ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect


48 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

D.    ACCOUNTING ESTIMATES (CONTINUED)

the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

E.    REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of the Funds' shares held five trading days or less may be subject to the Funds' redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital.

F.    GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and Trustees are indemnified by the Trust against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

2.    SHARES OF BENEFICIAL INTEREST

The Funds offer four classes of shares: Class A, Class B, Class C, and Class R. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                             -------------------------------------------------------------------
                                                   FRANKLIN TEMPLETON                   FRANKLIN TEMPLETON
                                                CONSERVATIVE TARGET FUND               MODERATE TARGET FUND
                                             -------------------------------------------------------------------
                                               SHARES            AMOUNT              SHARES             AMOUNT
                                             -------------------------------------------------------------------
CLASS A SHARES:
Six months ended June 30, 2005
  Shares sold .......................         2,281,187       $ 28,162,692          4,901,127       $ 61,347,629
  Shares issued in reinvestment
    of distributions ................            81,133          1,008,098            137,642          1,741,352
  Shares redeemed ...................        (1,580,561)       (19,489,895)        (4,409,611)       (55,113,709)
                                             -------------------------------------------------------------------
  Net increase (decrease) ...........           781,759       $  9,680,895            629,158       $  7,975,272
                                             ===================================================================
Period ended December 31, 2004(a)
  Shares sold .......................         2,027,582       $ 24,434,038          4,533,204       $ 54,611,108
  Shares issued in reinvestment
    of distributions ................           117,959          1,440,364            212,098          2,620,960
  Shares redeemed ...................        (1,033,878)       (12,479,361)        (1,423,431)       (17,291,671)
                                             -------------------------------------------------------------------
  Net increase (decrease) ...........         1,111,663       $ 13,395,041          3,321,871       $ 39,940,397
                                             ===================================================================


                                                          Semiannual Report | 49

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2.    SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             -------------------------------------------------------------------
                                                   FRANKLIN TEMPLETON                   FRANKLIN TEMPLETON
                                                CONSERVATIVE TARGET FUND               MODERATE TARGET FUND
                                             -------------------------------------------------------------------
                                               SHARES            AMOUNT              SHARES             AMOUNT
                                             -------------------------------------------------------------------
Year ended July 31, 2004
  Shares sold .......................         6,863,344       $ 79,896,754          9,950,541       $115,869,233
  Shares issued in reinvestment
    of distributions ................           137,676          1,597,097            227,405          2,627,934
  Shares redeemed ...................        (2,868,018)       (33,500,725)        (2,780,146)       (32,406,280)
                                             -------------------------------------------------------------------
  Net increase (decrease) ...........         4,133,002       $ 47,993,126          7,397,800       $ 86,090,887
                                             ===================================================================
CLASS B SHARES:
Six months ended June 30, 2005
  Shares sold .......................           102,034       $  1,260,412            129,865       $  1,623,804
  Shares issued in reinvestment
    of distributions ................             1,772             21,986              2,117             26,721
  Shares redeemed ...................           (24,907)          (307,223)           (63,829)          (794,160)
                                             -------------------------------------------------------------------
  Net increase (decrease) ...........            78,899       $    975,175             68,153       $    856,365
                                             ===================================================================
Period ended December 31, 2004(a)
  Shares sold .......................           121,329       $  1,446,607            243,458       $  2,938,248
  Shares issued in reinvestment
    of distributions ................             2,782             33,942              3,908             48,430
  Shares redeemed ...................           (11,486)          (136,510)           (26,526)          (318,603)
                                             -------------------------------------------------------------------
  Net increase (decrease) ...........           112,625       $  1,344,039            220,840       $  2,668,075
                                             ===================================================================
Period ended July 31, 2004(b)
  Shares sold .......................           323,398       $  3,814,890            482,307       $  5,693,134
  Shares issued in reinvestment
    of distributions ................               743              8,675              1,010             11,791
  Shares redeemed ...................           (17,396)          (204,002)           (17,022)          (199,577)
                                             -------------------------------------------------------------------
  Net increase (decrease) ...........           306,745       $  3,619,563            466,295       $  5,505,348
                                             ===================================================================
CLASS C SHARES:
Six months ended June 30, 2005
  Shares sold .......................           704,762       $  8,597,549          1,254,468       $ 15,439,336
  Shares issued in reinvestment
    of distributions ................            18,648            229,328             23,383            291,661
  Shares redeemed ...................          (697,529)        (8,526,736)        (1,284,316)       (15,842,311)
                                             -------------------------------------------------------------------
  Net increase (decrease) ...........            25,881       $    300,141             (6,465)      $   (111,314)
                                             ===================================================================
Period ended December 31, 2004(a)
  Shares sold .......................           778,596       $  9,316,342          1,071,798       $ 12,778,656
  Shares issued in reinvestment
    of distributions ................            32,017            387,625             45,353            554,135
  Shares redeemed ...................          (556,977)        (6,616,626)          (577,194)        (6,870,126)
                                             -------------------------------------------------------------------
  Net increase (decrease) ...........           253,636       $  3,087,341            539,957       $  6,462,665
                                             ===================================================================
Year ended July 31, 2004
  Shares sold .......................         2,430,106       $ 27,958,551          3,372,896       $ 38,474,423
  Shares issued in reinvestment
    of distributions ................            38,116            437,984             52,852            602,416
  Shares redeemed ...................          (877,419)       (10,077,288)          (865,496)        (9,909,614)
                                             -------------------------------------------------------------------
  Net increase (decrease) ...........         1,590,803       $ 18,319,247          2,560,252       $ 29,167,225
                                             ===================================================================


50 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2.    SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             -------------------------------------------------------------------
                                                   FRANKLIN TEMPLETON                   FRANKLIN TEMPLETON
                                                CONSERVATIVE TARGET FUND               MODERATE TARGET FUND
                                             -------------------------------------------------------------------
                                               SHARES            AMOUNT              SHARES             AMOUNT
                                             -------------------------------------------------------------------
CLASS R SHARES:
Six months ended June 30, 2005
  Shares sold .......................           389,836       $  4,801,902            565,318       $  7,046,246
  Shares issued in reinvestment
    of distributions ................             7,079             87,788             11,429            144,301
  Shares redeemed ...................          (196,944)        (2,427,260)          (249,790)        (3,113,528)
                                             -------------------------------------------------------------------
  Net increase (decrease) ...........           199,971       $  2,462,430            326,957       $  4,077,019
                                             ===================================================================
Period ended December 31, 2004(a)
  Shares sold .......................           486,990       $  5,875,356            627,973       $  7,726,790
  Shares issued in reinvestment
    of distributions ................             8,719            106,164             14,603            180,370
  Shares redeemed ...................          (235,979)        (2,807,532)          (132,547)        (1,604,983)
                                             -------------------------------------------------------------------
  Net increase (decrease) ...........           259,730       $  3,173,988            510,029       $  6,302,177
                                             ===================================================================
Year ended July 31, 2004
  Shares sold .......................           420,014       $  4,888,406            964,451       $ 11,136,716
  Shares issued in reinvestment
    of distributions ................            10,225            118,404             18,368            211,763
  Shares redeemed ...................          (235,791)        (2,726,215)          (540,759)        (6,317,600)
                                             -------------------------------------------------------------------
  Net increase (decrease) ...........           194,448       $  2,280,595            442,060       $  5,030,879
                                             ===================================================================

                                                     --------------------------
                                                          FRANKLIN TEMPLETON
                                                          GROWTH TARGET FUND
                                                     --------------------------
                                                       SHARES          AMOUNT
                                                     --------------------------
CLASS A SHARES:
Six months ended June 30, 2005
  Shares sold ....................................    3,131,044    $ 40,546,178
  Shares issued in reinvestment of distributions .       25,187         332,474
  Shares redeemed ................................   (2,533,550)    (32,827,337)
                                                     --------------------------
  Net increase (decrease) ........................      622,681    $  8,051,315
                                                     ==========================
Period ended December 31, 2004(a)
  Shares sold ....................................    2,599,814    $ 32,084,766
  Shares issued in reinvestment of distributions .       95,671       1,254,253
  Shares redeemed ................................   (1,312,592)    (16,385,114)
                                                     --------------------------
  Net increase (decrease) ........................    1,382,893    $ 16,953,905
                                                     ==========================
Year ended July 31, 2004
  Shares sold ....................................    7,020,538    $ 82,539,246
  Shares issued in reinvestment of distributions .       92,110       1,084,132
  Shares redeemed ................................   (2,629,685)    (30,940,677)
                                                     --------------------------
  Net increase (decrease) ........................    4,482,963    $ 52,682,701
                                                     ==========================
CLASS B SHARES:
Six months ended June 30, 2005
  Shares sold ....................................       54,427    $    702,517
  Shares issued in reinvestment of distributions .          193           2,536
  Shares redeemed ................................      (29,128)       (375,046)
                                                     --------------------------
  Net increase (decrease) ........................       25,492    $    330,007
                                                     ==========================


                                                          Semiannual Report | 51

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2.    SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                                     --------------------------
                                                          FRANKLIN TEMPLETON
                                                          GROWTH TARGET FUND
                                                     --------------------------
                                                       SHARES          AMOUNT
                                                     --------------------------
Period ended December 31, 2004(a)
  Shares sold ....................................      141,432    $  1,744,152
  Shares issued in reinvestment of distributions .        1,225          15,958
  Shares redeemed ................................       (4,935)        (61,201)
                                                     --------------------------
  Net increase (decrease) ........................      137,722    $  1,698,909
                                                     ==========================
Period ended July 31, 2004(b)
  Shares sold ....................................      278,659    $  3,342,742
  Shares issued in reinvestment of distributions .           90           1,053
  Shares redeemed ................................       (8,288)        (98,520)
                                                     --------------------------
  Net increase (decrease) ........................      270,461    $  3,245,275
                                                     ==========================
CLASS C SHARES:
Six months ended June 30, 2005
  Shares sold ....................................    1,010,620    $ 13,007,724
  Shares issued in reinvestment of distributions .        2,262          29,655
  Shares redeemed ................................     (604,654)     (7,778,304)
                                                     --------------------------
  Net increase (decrease) ........................      408,228    $  5,259,075
                                                     ==========================
Period ended December 31, 2004(a)
  Shares sold ....................................      801,367    $  9,868,454
  Shares redeemed ................................     (384,726)     (4,728,132)
                                                     --------------------------
  Net increase (decrease) ........................      416,641    $  5,140,322
                                                     ==========================
Year ended July 31, 2004
  Shares sold ....................................    2,163,958    $ 25,163,209
  Shares issued in reinvestment of distributions .        9,943         116,425
  Shares redeemed ................................     (887,137)    (10,228,181)
                                                     --------------------------
  Net increase (decrease) ........................    1,286,764    $ 15,051,453
                                                     ==========================
CLASS R SHARES:
Six months ended June 30, 2005
  Shares sold ....................................      367,336    $  4,722,392
  Shares issued in reinvestment of distributions .        1,577          20,709
  Shares redeemed ................................     (162,290)     (2,078,927)
                                                     --------------------------
  Net increase (decrease) ........................      206,623    $  2,664,174
                                                     ==========================
Period ended December 31, 2004(a)
  Shares sold ....................................      222,338    $  2,749,203
  Shares issued in reinvestment of distributions .        5,290          69,091
  Shares redeemed ................................      (63,718)       (778,179)
                                                     --------------------------
  Net increase (decrease) ........................      163,910    $  2,040,115
                                                     ==========================
Year ended July 31, 2004
  Shares sold ....................................      630,637    $  7,339,817
  Shares issued in reinvestment of distributions .        5,162          60,466
  Shares redeemed ................................     (174,455)     (2,050,730)
                                                     --------------------------
  Net increase (decrease) ........................      461,344    $  5,349,553
                                                     ==========================

(a)   For the period August 1, 2004 to December 31, 2004.

(b)   For the period December 1, 2003 (effective date) to July 31, 2004.


52 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

3.    TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Funds are also officers and/or directors of some of the Underlying Funds and the following subsidiaries:

-------------------------------------------------------------------------------------
SUBSIDIARY                                                     AFFILIATION
-------------------------------------------------------------------------------------
Franklin Advisers Inc. (Advisers)                              Investment manager
Franklin Templeton Services LLC (FT Services)                  Administrative manager
Franklin Templeton Distributors Inc. (Distributors)            Principal underwriter
Franklin Templeton Investor Services LLC (Investor Services)   Transfer agent

A.    ASSET ALLOCATION FEES

The Funds pay an asset allocation fee to Advisers of 0.25% per year of the average daily net assets of each fund for investment advisory services, consisting principally of determining the allocation of assets of the Funds among the designated Underlying Funds.

B.    ADMINISTRATIVE FEES

Under an agreement with Advisers, FT Services provides administrative services to the Funds. The fee is paid by Advisers based on average daily net assets, and is not an additional expense of the Funds.

C.    DISTRIBUTION FEES

The Funds reimburse Distributors up to 0.25%, 1.00%, 1.00% and 0.50% per year of their average daily net asset of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Funds' shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.

D.    SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                                 -----------------------------------------
                                                   FRANKLIN      FRANKLIN       FRANKLIN
                                                   TEMPLETON     TEMPLETON      TEMPLETON
                                                 CONSERVATIVE     MODERATE       GROWTH
                                                  TARGET FUND   TARGET FUND    TARGET FUND
                                                 -----------------------------------------
Net sales charges received ..................       $58,308       $108,137       $67,845
Contingent deferred sales charges retained ..       $18,140       $ 19,597       $13,671


                                                          Semiannual Report | 53

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

3.    TRANSACTIONS WITH AFFILIATES (CONTINUED)

E.    TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                    --------------------------------------------
                                      FRANKLIN        FRANKLIN        FRANKLIN
                                      TEMPLETON       TEMPLETON       TEMPLETON
                                    CONSERVATIVE      MODERATE         GROWTH
                                     TARGET FUND     TARGET FUND     TARGET FUND
                                    --------------------------------------------
Transfer agent fees ............      $184,484        $365,319        $280,112

4.    INCOME TAXES

At December 31, 2004, the Funds had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                                               ------------------------------------------------
                                                 FRANKLIN          FRANKLIN          FRANKLIN
                                                TEMPLETON         TEMPLETON          TEMPLETON
                                               CONSERVATIVE        MODERATE           GROWTH
                                               TARGET FUND       TARGET FUND        TARGET FUND
                                               ------------------------------------------------
Capital loss carryovers expiring in:
  2009 .................................        $   26,278        $  979,398        $1,668,758
  2010 .................................           483,682         1,014,315           697,564
  2011 .................................           696,707         1,453,541         5,127,482
  2012 .................................                --         1,130,904         1,400,350
                                                ----------------------------------------------
                                                $1,206,667        $4,578,158        $8,894,154
                                                ==============================================

At December 31, 2004, the Franklin Templeton Moderate Target Fund had deferred capital losses of $50,685 occurring subsequent to October 31, 2004. For tax purposes, such losses will be reflected in the year ending December 31, 2005.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                                      ---------------------------------------------------------
                                                         FRANKLIN             FRANKLIN               FRANKLIN
                                                        TEMPLETON             TEMPLETON             TEMPLETON
                                                       CONSERVATIVE           MODERATE               GROWTH
                                                        TARGET FUND          TARGET FUND           TARGET FUND
                                                      ---------------------------------------------------------
Cost of investments ..........................        $ 207,235,280         $ 383,986,061         $ 269,931,748
                                                      =========================================================

Unrealized appreciation ......................        $  21,949,446         $  50,573,275         $  47,462,974
Unrealized depreciation ......................             (770,535)           (1,100,889)             (371,272)
                                                      ---------------------------------------------------------
Net unrealized appreciation (depreciation) ...        $  21,178,911         $  49,472,386         $  47,091,702
                                                      =========================================================

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatment of wash sales.


54 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

5.    INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, were as follows:

                               -------------------------------------------------
                                FRANKLIN           FRANKLIN           FRANKLIN
                                TEMPLETON          TEMPLETON          TEMPLETON
                               CONSERVATIVE        MODERATE            GROWTH
                               TARGET FUND        TARGET FUND        TARGET FUND
                               -------------------------------------------------
Purchases .............        $16,497,752        $33,909,505        $27,144,061
Sales .................        $ 4,405,000        $16,664,000        $ 7,487,000

6.    INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisers or an affiliate of Advisers. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2005, the Funds held the following positions which exceed 5% of the Underlying Funds' shares outstanding:

--------------------------------------------------------------------------------
NAME OF ISSUER                                                  % OF SHARES HELD
--------------------------------------------------------------------------------
FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND
  Franklin Strategic Mortgage Portfolio                               7.60%
FRANKLIN TEMPLETON MODERATE TARGET FUND
  Franklin Strategic Mortgage Portfolio                              12.45%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, asset allocation fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed the management fees paid by the Sweep Money Fund.

7.    REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above.


                                                          Semiannual Report | 55

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

7.    REGULATORY MATTERS (CONTINUED)

INVESTIGATIONS AND SETTLEMENTS (CONTINUED)

The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Trust did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities and state laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, allegedly resulting in market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.


56 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

7.    REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the named funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Trust, it is committed to making the Trust or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


                                                          Semiannual Report | 57

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

BOARD REVIEW OF MANAGEMENT AGREEMENT

At a meeting held February 28, 2005, the Board of Trustees ("Board), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory allocation agreement and/or fund administration agreement (herein referred to as "Management Agreement") for each of five separate funds comprising Franklin Templeton Fund Allocator Series ("Fund(s)"). The approvals did not include Franklin Templeton Perspectives Allocation Fund, which is a recently formed fund whose initial Management Agreement was approved in March 2004. In reaching its decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by the Investment Manager ("Manager") and its affiliates. Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper report compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the Manager including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the Management Agreements for all Funds were approved at the same Board meeting, the Trustees dealt with each Fund separately. In approving continuance of the Management Agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing fee structure was fair and reasonable and that continuance of the Management Agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the Manager and its affiliates to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund


58 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

BOARD REVIEW OF MANAGEMENT AGREEMENT (CONTINUED)

complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the Manager's best execution trading policies, including a favorable third-party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewals. The Lipper report prepared for each individual Fund showed the investment performance of Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2004, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN TEMPLETON CONSERVATIVE TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional income funds as selected by Lipper. The Lipper report showed that for the one-year period and on an annualized basis for each of the previous five-year periods, the Fund's income return was in the fourth or second lowest quintile of such performance universe, while its total return was in the second highest quintile of such universe. The Board was satisfied with such performance noting the Fund's general investment allocation of 20% of assets in short-term investments, 40% of assets in fixed income funds, and 40% of assets in equity funds.


                                                          Semiannual Report | 59

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

BOARD REVIEW OF MANAGEMENT AGREEMENT (CONTINUED)

FRANKLIN TEMPLETON MODERATE TARGET FUND - The performance universe of this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period and on an annualized basis for each of the five-year period was in the first or highest quintile of such performance universe. The Lipper report showed the Fund's total return for the one-year period was in the fourth or second lowest quintile of such performance universe and on an annualized basis was in the lowest quintile for the previous two-year period, the highest quintile for each of the previous three- and four-year periods, and the second highest quintile for the previous five-year period. The Board was satisfied with this performance, noting that the Fund's actual level of total return exceeded 9% for the one-year period and 15% for the two-year period on an annualized basis as shown in the Lipper report.

FRANKLIN TEMPLETON GROWTH TARGET FUND - The performance universe for this Fund consisted of the Fund and all retail and global flexible funds as selected by Lipper. The Lipper report showed the Fund's income return for the one-year period was in the fourth or second lowest quintile of such performance universe and on an annualized basis was in the fourth quintile for each of the previous two-, three- and four-year periods, and in the third or middle quintile of such performance universe for the previous five-year period. The Lipper report showed that the Fund's total return for the one-year period was in the fourth or second lowest quintile of such performance universe and on an annualized basis was in the second quintile for the previous two-year period and the fourth quintile for the previous three-, four- and five-year periods. In discussing this performance with the Board, management pointed out the general underperformance of growth style fund holdings during the past year, as well as the fact that the Lipper performance universe consisted of all equity funds, while the Fund had an investment allocation of 15% of assets in fixed income funds and outlined actions being taken to improve performance. The Board found the Fund's performance to be acceptable, noting that the Fund's actual level of total return exceeded 11% for the one-year period and 20% for the two-year period on an annualized basis.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management advisory services covered under a Fund's Management Agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to each Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Lipper effective management fee analysis includes the advisory and administrative fees directly charged to each Fund as being part of the management fee, with the management fees charged underlying funds being included within actual total expenses. Effective management fees and total expenses for comparative consistency are shown by Lipper for


60 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

BOARD REVIEW OF MANAGEMENT AGREEMENT (CONTINUED)

Fund Class A shares. The Lipper expense group for Franklin Templeton Conservative Target Fund consisted of six funds with the Fund's effective management fee being the third lowest in such group and its actual total expenses being the second highest in such group. The Board found such expenses acceptable, noting that, as stated in the Lipper report, its total expense rank was adversely affected by the fact that the two smallest funds in the expense group benefited from fee waivers. The Lipper expense group for Franklin Templeton Moderate Target Fund consisted of eight funds, with the Fund's effective management fee being higher than all but two funds in such group and its actual total expenses being the second highest in such group. As stated in such Lipper report, two of the funds in the group had management fees paid at the underlying fund level, with expenses of six of the funds benefiting from fee waivers, and the Board found the Fund's expenses to be acceptable. The Lipper expense group for Franklin Templeton Growth Target Fund consisted of six funds, with the Fund's effective management fee being the second lowest in such group and its actual total expenses being the second highest in such group. The Board found such expenses acceptable, noting that the Fund was the largest in its expense group with all other funds within such group benefiting from fee waivers as set forth in the Lipper report.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the Manager and its affiliates in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the Manager and its affiliates might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Funds for purposes of determining profitability. Included in the analysis for each Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to each Fund, as well as the relative contribution of each Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain


                                                          Semiannual Report | 61

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

BOARD REVIEW OF MANAGEMENT AGREEMENT (CONTINUED)

extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its Management Agreement with each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the Manager as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Board noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the Manager realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. With the exception of Templeton Global Long-Short Fund which has a performance adjusted base fee, the fees charged all the underlying funds in which the Funds may invest provide for management fee breakpoints. Consequently, to the extent economies of scale may be realized by the Managers of these funds, the schedule of fees under their Management Agreements provides a sharing of benefits with a Fund and its shareholders. Franklin Templeton Conservative Target Fund, Franklin Templeton Moderate Target Fund and Franklin Templeton Growth Target Fund each pay a fee of 0.250% at all asset levels to Franklin Advisors, Inc., under the Management Agreement, and the Board intends to monitor future growth of these Funds to see if a breakpoint reduction at some asset level should be considered.


62 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 63

                      This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term Tax-Free Income Fund
Federal Intermediate-Term Tax-Free Income Fund
New York Intermediate-Term Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/05                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS S2005 08/05













                                [GRAPHIC OMITTED]

--------------------------------------------------------------------------------
                                                          JUNE 30, 2005
--------------------------------------------------------------------------------

                                                Franklin Templeton
                                                Corefolio Allocation Fund

                                                Franklin Templeton
                                                Founding Funds Allocation Fund

                                                Franklin Templeton
                                                Perspectives Allocation Fund

--------------------------------------------------------------------------------
SEMIANNUAL REPORT AND SHAREHOLDER LETTER                      ASSET ALLOCATION
--------------------------------------------------------------------------------
                                                       WANT TO RECEIVE
                                                       THIS DOCUMENT
                                                       FASTER VIA EMAIL?
          FRANKLIN TEMPLETON
         FUND ALLOCATOR SERIES                         Eligible shareholders can
                                                       sign up for eDelivery at
                                                       franklintempleton.com.
                                                       See inside for details.
--------------------------------------------------------------------------------

                                    [LOGO](R)
                               FRANKLIN TEMPLETON
                                   INVESTMENTS

                      FRANKLIN o TEMPLETON o MUTUAL SERIES

                              FRANKLIN TEMPLETON INVESTMENTS

                              GAIN FROM OUR PERSPECTIVE(R)

                              Franklin Templeton's distinct multi-manager structure combines the specialized expertise of three world-class investment management groups--Franklin, Templeton and Mutual Series.

SPECIALIZED EXPERTISE         Each of our portfolio management groups operates
                              autonomously, relying on its own research and staying true to the unique investment disciplines that underlie its success.

                              FRANKLIN. Founded in 1947, Franklin is a recognized leader in fixed income investing and also brings expertise in growth- and value-style U.S. equity investing.

                              TEMPLETON. Founded in 1940, Templeton pioneered international investing and, in 1954, launched what has become the industry's oldest global fund. Today, with offices in over 25 countries, Templeton offers investors a truly global perspective.

                              MUTUAL Series. Founded in 1949, Mutual Series is dedicated to a unique style of value investing, searching aggressively for opportunity among what it believes are undervalued stocks, as well as arbitrage situations and distressed securities.

TRUE DIVERSIFICATION          Because our management groups work independently
                              and adhere to different investment approaches, Franklin, Templeton and Mutual Series funds typically have distinct portfolios. That's why our funds can be used to build truly diversified allocation plans covering every major asset class.

RELIABILITY YOU CAN TRUST     At Franklin Templeton Investments, we seek to
                              consistently provide investors with exceptional risk-adjusted returns over the long term, as well as the reliable, accurate and personal service that has helped us become one of the most trusted names in financial services.

--------------------------------------------------------------------------------
MUTUAL FUNDS | RETIREMENT PLANS | 529 COLLEGE SAVINGS PLANS | SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

                                [GRAPHIC OMITTED]

Not part of the semiannual report

                                    CONTENTS

SHAREHOLDER LETTER ......................................................      1

SEMIANNUAL REPORT

Economic and Market Overview ............................................      4

Franklin Templeton Corefolio Allocation Fund ............................      6

Franklin Templeton Founding Funds Allocation Fund .......................     13

Franklin Templeton Perspectives Allocation Fund .........................     21

Financial Highlights and Statements of Investments ......................     29

Financial Statements ....................................................     46

Notes to Financial Statements ...........................................     52

Shareholder Information .................................................     63

--------------------------------------------------------------------------------

SHAREHOLDER LETTER

Dear Shareholder:

During the six months under review, the U.S. economy continued to expand, and most global economies performed well, with the notable exception of western Europe. In the U.S., corporate earnings were generally strong, and the labor market firmed with June's unemployment rate at 5.0%. Oil prices remained a concern, as the commodity reached record high levels in June. In response to inflationary pressures and strong economic data, the Federal Reserve Board raised the federal funds target rate to 3.25%; however, longer-term interest rates declined during the period. In this environment, stock markets declined for the six months under review, as the Dow Jones Industrial Average had a total return of -3.65% and the total return of the broader Standard & Poor's 500 Composite Index (S&P 500) was -0.81%.(1) Global equity markets provided mixed results in this environment, with emerging markets generally posting strong results, while developed markets' returns varied from modest gains to slight declines.

(1) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance.

--------------------------------------------------------------------------------

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accounts are eligible for eDelivery.

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                                           Not part of the semiannual report | 1

Although future economic and market developments are impossible to predict, as an investor, you can follow certain basic principles in planning for future needs. First, investing for the long term is important so that you can better weather short-term market ups and downs. Second, by choosing a mutual fund that comprises a range of holdings, you can use diversification to help manage investment risk. Third, it may make sense to follow a regular investment plan, also called dollar-cost averaging. By investing a certain amount of money monthly or quarterly, you can take advantage of market dips without worrying about when they will occur. Your money buys more shares when the price is low and fewer when the price is high, which can mean a lower average cost per share over time. Remember, however, to consider your financial ability to continue purchases through times of low price levels or changing economic conditions before committing to such a strategy. Dollar-cost averaging does not guarantee a profit or eliminate risk, and it will not protect you from a loss if you sell shares at a market low. As always, we encourage you to discuss your goals with your financial advisor who can address concerns about volatility and diversification, periodically review your overall portfolio and help you stay focused on the long term. We firmly believe that most people benefit from professional advice, and that advice is never more valuable than during a volatile market.

The enclosed semiannual reports for Franklin Templeton Fund Allocator Series include a discussion of market conditions, investment management decisions and each Fund's performance during the period under review. You will also find performance data and financial information. Please remember that all securities markets fluctuate, as do mutual fund share prices.

Also in the report is new information about the Board of Trustees' approval of each Fund's Management Arrangements in the past six months. It is designed to give you an understanding of several factors considered before the Board approved the management arrangements for the Funds. The disclosure is in the "Shareholder Information" section beginning on page 63.

If you would like more frequent updates, FRANKLINTEMPLETON.COM provides daily prices, monthly performance figures, portfolio holdings and other information. You can also access your account, buy and sell shares, read timely commentary from portfolio managers, and find helpful financial planning tools. We hope you will take advantage of these online services.


2 | Not part of the semiannual report

We thank you for investing with Franklin Templeton, welcome your questions and comments, and look forward to serving your investment needs in the years ahead.

Sincerely,


/s/ Charles B. Johnson

Charles B. Johnson
Chairman
Franklin Templeton Fund Allocator Series

THIS LETTER REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2005. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                                           Not part of the semiannual report | 3

SEMIANNUAL REPORT

ECONOMIC AND MARKET OVERVIEW

During the six months ended June 30, 2005, a maturing domestic economic expansion was driven by staying power across most industries, sectors and regions. Gross domestic product (GDP) rose an annualized 3.8% in first quarter 2005 and an estimated 3.4% annualized in the second quarter, benefiting primarily from personal consumption and greater business investment.(1) Demand for imported goods and materials fueled a widening trade gap. The U.S. dollar rallied in the first half of 2005 sponsored largely by rising short-term domestic interest rates and strong U.S. economic growth relative to its major trading partners.

With controlling inflation at the forefront of its agenda, the Federal Reserve Board raised the federal funds target rate from 2.25% to 3.25% and said it will respond to changes in economic prospects as needed to fulfill its obligation to maintain price stability. Oil prices hit record highs, yet inflation remained relatively contained for the 12 months ended June 30, 2005, as measured by the 2.0% rise for the core Consumer Price Index, which excludes volatile food and energy costs.(2) Pricing pressures were somewhat eased by continued competition, globalization and offshoring, and most companies held back in passing along higher commodity and energy costs to consumers. Although short-term interest rates rose, long-term interest rates actually declined, reinvigorating housing and commercial real estate activity, which added to economic growth.

Most U.S. stock market indexes were in negative territory during the reporting period. Despite economic strength and improving corporate fundamentals, investors faced a stock market influenced partly by inflation worries, energy prices, the fluctuating dollar and short-term interest rate hikes. The blue chip stocks of the Dow Jones Industrial Average had a six-month total return of -3.65%, while total returns of the broader Standard & Poor's 500 Composite Index (S&P 500) and technology-heavy NASDAQ Composite Index were -0.81% and -3.52%.(3)

(1)   Source: Bureau of Economic Analysis.

(2)   Source: Bureau of Labor Statistics.

(3) Source: Standard & Poor's Micropal. The Dow Jones Industrial Average is price weighted based on the average market price of 30 blue chip stocks of companies that are generally industry leaders. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The NASDAQ Composite Index measures all domestic and international common stocks listed on The NASDAQ Stock Market. The index is market value weighted and includes more than 3,000 companies.


4 | Semiannual Report

Aside from western Europe, most foreign economies experienced healthy growth during the six-month period. China's industrial production grew almost 17% in May, and Japan's economic outlook seemed brighter after real GDP grew 4.9% annualized in the first quarter of 2005.(4)

Oil prices remained a major concern for the global economy, as the commodity reached a high of more than $60 per barrel in June.(5) Rising energy costs impacted companies around the world, but the effect appeared to be more dramatic in continental Europe, where consumer and business sentiment were weak for a number of reasons. This region continued to face political and economic integration issues. In June, the European Central Bank lowered its growth expectations for the 12-nation euro zone. Aggravating the situation, France and the Netherlands rejected in principle the adoption of a common European constitution, which raised some uncertainty about the European Union's political future.

Due to the dollar's recent appreciation versus most foreign currencies, foreign-generated returns were reduced significantly after their conversion into U.S. dollars. For example, the Morgan Stanley Capital International (MSCI) World Index's total return was 3.66% in local currencies, but -0.40% in U.S. dollars.(6)

(4) Sources: National Bureau of Statistics, China; Economic and Social Research Institute (Japan).

(5)   Source: Bloomberg Energy/Commodity Service.

(6) Source: Standard & Poor's Micropal. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets.

THIS DISCUSSION REFLECTS OUR ANALYSIS AND OPINIONS AS OF JUNE 30, 2005. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE.


                                                           Semiannual Report | 5

FRANKLIN TEMPLETON COREFOLIO
ALLOCATION FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Corefolio Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Growth Fund, Franklin Capital Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

This semiannual report for Franklin Templeton Corefolio Allocation Fund covers the period ended June 30, 2005.

PERFORMANCE OVERVIEW

Franklin Templeton Corefolio Allocation Fund - Class A posted a -1.13% cumulative total return for the six months under review. The Fund's return slightly underperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the benchmark's total return was -0.61%.(1) You can find other performance data in the Performance Summary beginning on page 8.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Growth Fund, Franklin Capital Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 25% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 75% and MSCI World Index 25%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 34.


6 | Semiannual Report

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the six-month reporting period, the Fund's performance benefited most from Mutual Shares Fund - Class Z. However, both Franklin Capital Growth Fund - Advisor Class and Franklin Growth Fund - Advisor Class hindered the Fund's overall return relative to its hybrid benchmark.

Thank you for your continued participation in Franklin Templeton Corefolio Allocation Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/ T. Anthony Coffey

                        T. Anthony Coffey, CFA
                        Vice President of Advisers
                        Franklin Templeton Corefolio Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.

PORTFOLIO BREAKDOWN

Franklin Templeton Corefolio Allocation Fund
Based on Total Net Assets as of 6/30/05

   [THE FOLLOWING TABLE WAS REPRESENTED BY A BAR CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity .............................................    74.7%
Primarily Foreign Equity ..............................................    25.2%
Short-Term Investments & Other Net Assets .............................     0.1%


                                                           Semiannual Report | 7

PERFORMANCE SUMMARY AS OF 6/30/05

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FTCOX)                                CHANGE           6/30/05     12/31/04
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.24            $11.96       $12.20
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
--------------------------------------------------------------------------------------------
Dividend Income                         $0.0139
--------------------------------------------------------------------------------------------
Short-Term Capital Gain                 $0.0003
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.0881
--------------------------------------------------------------------------------------------
  TOTAL                                 $0.1023
--------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FBCOX)                                CHANGE           6/30/05     12/31/04
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.28            $11.84       $12.12
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
--------------------------------------------------------------------------------------------
Dividend Income                         $0.0138
--------------------------------------------------------------------------------------------
Short-Term Capital Gain                 $0.0003
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.0881
--------------------------------------------------------------------------------------------
  TOTAL                                 $0.1022
--------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FTCLX)                                CHANGE           6/30/05     12/31/04
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.27            $11.84       $12.11
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
--------------------------------------------------------------------------------------------
Dividend Income                         $0.0139
--------------------------------------------------------------------------------------------
Short-Term Capital Gain                 $0.0003
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.0881
--------------------------------------------------------------------------------------------
  TOTAL                                 $0.1023
--------------------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                                  CHANGE           6/30/05     12/31/04
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.25            $11.93       $12.18
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
--------------------------------------------------------------------------------------------
Dividend Income                         $0.0139
--------------------------------------------------------------------------------------------
Short-Term Capital Gain                 $0.0003
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.0881
--------------------------------------------------------------------------------------------
  TOTAL                                 $0.1023
--------------------------------------------------------------------------------------------


8 | Semiannual Report

--------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                            CHANGE           6/30/05     12/31/04
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.22            $11.99       $12.21
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
--------------------------------------------------------------------------------------------
Dividend Income                         $0.0139
--------------------------------------------------------------------------------------------
Short-Term Capital Gain                 $0.0003
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.0881
--------------------------------------------------------------------------------------------
  TOTAL                                 $0.1023
--------------------------------------------------------------------------------------------

PERFORMANCE(1)

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------------
CLASS A                                 6-MONTH          1-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------------
Cumulative Total Return(2)                -1.13%          +6.08%        +22.50%
--------------------------------------------------------------------------------------
Average Annual Total Return(3)            -6.78%          -0.02%         +7.96%
--------------------------------------------------------------------------------------
Value of $10,000 Investment(4)           $9,322         $ 9,998        $11,546
--------------------------------------------------------------------------------------
CLASS B                                 6-MONTH          1-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------------
Cumulative Total Return(2)                -1.47%          +5.34%        +20.87%
--------------------------------------------------------------------------------------
Average Annual Total Return(3)            -5.38%          +1.34%         +8.66%
--------------------------------------------------------------------------------------
Value of $10,000 Investment(4)           $9,462         $10,134        $11,687
--------------------------------------------------------------------------------------
CLASS C                                 6-MONTH          1-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------------
Cumulative Total Return(2)                -1.38%          +5.41%        +20.87%
--------------------------------------------------------------------------------------
Average Annual Total Return(3)            -2.36%          +4.41%        +10.63%
--------------------------------------------------------------------------------------
Value of $10,000 Investment(4)           $9,764         $10,441        $12,087
--------------------------------------------------------------------------------------
CLASS R                                 6-MONTH          1-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------------
Cumulative Total Return(2)                -1.21%          +5.94%        +22.13%
--------------------------------------------------------------------------------------
Average Annual Total Return(3)            -2.19%          +4.94%        +11.24%
--------------------------------------------------------------------------------------
Value of $10,000 Investment(4)           $9,781         $10,494        $12,213
--------------------------------------------------------------------------------------
ADVISOR CLASS                           6-MONTH          1-YEAR    INCEPTION (8/15/03)
--------------------------------------------------------------------------------------
Cumulative Total Return(2)                -0.96%          +6.47%        +23.13%
--------------------------------------------------------------------------------------
Average Annual Total Return(3)            -0.96%          +6.47%        +11.72%
--------------------------------------------------------------------------------------
Value of $10,000 Investment(4)           $9,904         $10,647        $12,313
--------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                           Semiannual Report | 9

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. INVESTING IN SPECIALIZED INDUSTRY SECTORS, SUCH AS THE TECHNOLOGY SECTOR, WHICH HAS BEEN AMONG THE MARKET'S MOST VOLATILE SECTORS, INVOLVES SPECIAL CONSIDERATIONS. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1) Past expense reductions by the Fund's administrator increased the Fund's total returns. If the administrator had not taken this action, the Fund's total returns would have been lower.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(4) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.


10 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1     Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2 Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 11

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT     ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                     VALUE 12/31/04      VALUE 6/30/05       PERIOD* 12/31/04-6/30/05
------------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $  988.70                  $3.21
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,021.57                  $3.26
------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $  985.30                  $6.40
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,018.35                  $6.51
------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $  986.20                  $6.40
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,018.35                  $6.51
------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $  987.90                  $3.94
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,020.83                  $4.01
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $  990.40                  $1.48
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,023.37                  $1.51
------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.65%; B: 1.30%; C: 1.30%; R: 0.80%; and Advisor: 0.30%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


12 | Semiannual Report

FRANKLIN TEMPLETON FOUNDING FUNDS
ALLOCATION FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Founding Funds Allocation Fund's principal investment goal is capital appreciation, with a secondary goal of income. The Fund invests in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN

Franklin Founding Funds Allocation Fund
Based on Total Net Assets as of 6/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity .............................................    33.0%
Domestic Hybrid .......................................................    33.1%
Primarily Foreign Equity ..............................................    32.9%
Short-Term Investments & Other Net Assets .............................     1.0%

--------------------------------------------------------------------------------

We are pleased to bring you Franklin Templeton Founding Funds Allocation Fund's semiannual report for the period ended June 30, 2005.

PERFORMANCE OVERVIEW

Franklin Templeton Founding Funds Allocation Fund - Class A posted a +1.46% cumulative total return for the six months under review. The Fund's return outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500) and the Morgan Stanley Capital International (MSCI) World Index. For the

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 40.


                                                          Semiannual Report | 13
reporting period, the benchmark's total return was -0.55%.(1) You can find other performance data in the Performance Summary beginning on page 16.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Income Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the six-month reporting period, the Fund's performance benefited most from Mutual Shares Fund - Class Z. Second in terms of performance was Franklin Income Fund - Advisor Class. Lastly, Templeton Growth Fund's Advisor Class return outperformed that of the MSCI World Index and aided the Fund's overall results compared to its hybrid benchmark.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose in value relative

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


14 | Semiannual Report
to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portion of the portfolio's underlying funds' investments in securities with non-U.S. currency exposure.

Thank you for your continued participation in Franklin Templeton Founding Funds Allocation Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]          /s/ T. Anthony Coffey

                         T. Anthony Coffey, CFA
                         Vice President of Advisers
                         Franklin Templeton Founding Funds Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 15

PERFORMANCE SUMMARY AS OF 6/30/05

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

--------------------------------------------------------------------------------------------
CLASS A (SYMBOL: FFLAX)                                  CHANGE        6/30/05      12/31/04
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.06         $12.34        $12.28
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
--------------------------------------------------------------------------------------------
Dividend Income                         $0.0012
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.1171
--------------------------------------------------------------------------------------------
  TOTAL                                 $0.1183
--------------------------------------------------------------------------------------------
CLASS B (SYMBOL: FFABX)                                  CHANGE        6/30/05      12/31/04
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.02         $12.25        $12.23
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
--------------------------------------------------------------------------------------------
Dividend Income                         $0.0012
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.1171
--------------------------------------------------------------------------------------------
  TOTAL                                 $0.1183
--------------------------------------------------------------------------------------------
CLASS C (SYMBOL: FFACX)                                  CHANGE        6/30/05      12/31/04
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.01         $12.24        $12.23
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
--------------------------------------------------------------------------------------------
Dividend Income                         $0.0012
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.1171
--------------------------------------------------------------------------------------------
  TOTAL                                 $0.1183
--------------------------------------------------------------------------------------------
CLASS R (SYMBOL: FFARX)                                  CHANGE        6/30/05      12/31/04
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                                    +$0.05         $12.33        $12.28
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
--------------------------------------------------------------------------------------------
Dividend Income                         $0.0012
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.1171
--------------------------------------------------------------------------------------------
  TOTAL                                 $0.1183
--------------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                              CHANGE        6/30/05      12/31/04
--------------------------------------------------------------------------------------------
Net Asset Value (NAV)                    +$0.07          $12.39         $12.32
--------------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
--------------------------------------------------------------------------------------------
Dividend Income                         $0.0012
--------------------------------------------------------------------------------------------
Long-Term Capital Gain                  $0.1171
--------------------------------------------------------------------------------------------
  TOTAL                                 $0.1183
--------------------------------------------------------------------------------------------


16 | Semiannual Report

PERFORMANCE(1)

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS B: CONTINGENT DEFERRED SALES CHARGE (CDSC) DECLINING FROM 4% TO 1% OVER SIX YEARS, AND ELIMINATED THEREAFTER; CLASS C: 1% CDSC IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

----------------------------------------------------------------------------------------
CLASS A                                 6-MONTH          1-YEAR    INCEPTION (8/15/03)
----------------------------------------------------------------------------------------
Cumulative Total Return(2)                +1.46%         +12.19%        +28.59%
----------------------------------------------------------------------------------------
Average Annual Total Return(3)            -4.38%          +5.77%        +10.79%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(4)           $9,562         $10,577        $12,119
----------------------------------------------------------------------------------------
CLASS B                                 6-MONTH          1-YEAR    INCEPTION (8/15/03)
----------------------------------------------------------------------------------------
Cumulative Total Return(2)                +1.05%         +11.48%        +27.08%
----------------------------------------------------------------------------------------
Average Annual Total Return(3)            -2.95%          +7.48%        +11.70%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(4)           $9,705         $10,748        $12,308
----------------------------------------------------------------------------------------
CLASS C                                 6-MONTH          1-YEAR    INCEPTION (8/15/03)
----------------------------------------------------------------------------------------
Cumulative Total Return(2)                +1.05%         +11.37%        +26.97%
----------------------------------------------------------------------------------------
Average Annual Total Return(3)            +0.05%         +10.37%        +13.57%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(4)          $10,005         $11,037        $12,697
----------------------------------------------------------------------------------------
CLASS R                                 6-MONTH          1-YEAR    INCEPTION (8/15/03)
----------------------------------------------------------------------------------------
Cumulative Total Return(2)                +1.38%         +11.96%        +28.43%
----------------------------------------------------------------------------------------
Average Annual Total Return(3)            +0.38%         +10.96%        +14.26%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(4)          $10,038         $11,096        $12,843
----------------------------------------------------------------------------------------
ADVISOR CLASS                           6-MONTH          1-YEAR    INCEPTION (8/15/03)
----------------------------------------------------------------------------------------
Cumulative Total Return(2)                +1.53%         +12.44%        +29.40%
----------------------------------------------------------------------------------------
Average Annual Total Return(3)            +1.53%         +12.44%        +14.72%
----------------------------------------------------------------------------------------
Value of $10,000 Investment(4)          $10,153         $11,244        $12,940
----------------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 17

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. BONDS ARE AFFECTED BY CHANGES IN INTEREST RATES AND THE CREDITWORTHINESS OF THEIR ISSUERS. BOND PRICES GENERALLY MOVE IN THE OPPOSITE DIRECTION FROM INTEREST RATES. THUS, AS THE PRICES OF BONDS IN THE FUND ADJUST TO A RISE IN INTEREST RATES, THE FUND'S SHARE PRICE MAY DECLINE. HIGHER-YIELDING, LOWER-RATED CORPORATE BONDS ENTAIL A GREATER DEGREE OF CREDIT RISK COMPARED TO INVESTMENT-GRADE SECURITIES. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS B: These shares have higher annual fees and expenses than Class A shares.

CLASS C: Prior to 1/1/04, these shares were offered with an initial sales charge; thus actual total returns would have differed. These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1) Past expense reductions by the Fund's administrator increased the Fund's total returns. If the administrator had not taken this action, the Fund's total returns would have been lower.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Average annual total return represents the average annual change in value of an investment over the periods indicated and includes any current, applicable, maximum sales charge. Six-month return has not been annualized.

(4) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any current, applicable, maximum sales charge.


18 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1     Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2 Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 19

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

------------------------------------------------------------------------------------------------------------
                                          BEGINNING ACCOUNT     ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                     VALUE 12/31/04      VALUE 6/30/05       PERIOD* 12/31/04-6/30/05
------------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,014.60                  $2.95
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,021.87                  $2.96
------------------------------------------------------------------------------------------------------------
CLASS B
------------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,010.50                  $6.18
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,018.65                  $6.21
------------------------------------------------------------------------------------------------------------
CLASS C
------------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,010.50                  $6.18
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,018.65                  $6.21
------------------------------------------------------------------------------------------------------------
CLASS R
------------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,013.80                  $3.69
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,021.12                  $3.71
------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
------------------------------------------------------------------------------------------------------------
Actual                                          $1,000            $1,015.30                  $1.20
------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)        $1,000            $1,023.60                  $1.20
------------------------------------------------------------------------------------------------------------

*     Expenses are equal to the annualized expense ratio for each class (A:
      0.59%; B: 1.24%; C: 1.24%; R: 0.74%; and Advisor: 0.24%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


20 | Semiannual Report

FRANKLIN TEMPLETON PERSPECTIVES
ALLOCATION FUND

YOUR FUND'S GOAL AND MAIN INVESTMENTS: Franklin Templeton Perspectives Allocation Fund seeks capital appreciation through investments in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund.

--------------------------------------------------------------------------------
PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN. PLEASE VISIT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236 FOR MOST RECENT MONTH-END PERFORMANCE.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

PORTFOLIO BREAKDOWN

Franklin Templeton Perspectives Allocation Fund
Based on Total Net Assets as of 6/30/05

  [THE FOLLOWING TABLE WAS REPRESENTED BY A PIE CHART IN THE PRINTED MATERIAL.]

Primarily Domestic Equity .............................................    65.9%
Primarily Foreign Equity ..............................................    32.9%
Short-Term Investments & Other Net Assets .............................     1.2%

--------------------------------------------------------------------------------

This semiannual report for Franklin Templeton Perspectives Allocation Fund covers the period ended June 30, 2005.

PERFORMANCE OVERVIEW

Franklin Templeton Perspectives Allocation Fund - Class A posted a -0.18% cumulative total return for the six months under review. The Fund's return outperformed its hybrid benchmark, which comprised a weighted combination of the Standard & Poor's 500 Composite Index (S&P 500)

THE DOLLAR VALUE, NUMBER OF SHARES OR PRINCIPAL AMOUNT, AND NAMES OF ALL PORTFOLIO HOLDINGS ARE LISTED IN THE FUND'S STATEMENT OF INVESTMENTS (SOI). THE SOI BEGINS ON PAGE 45.


                                                          Semiannual Report | 21
and the Morgan Stanley Capital International (MSCI) World Index. For the reporting period, the benchmark's total return was -0.55%.(1) You can find other performance data in the Performance Summary beginning on page 24.

INVESTMENT STRATEGY

The Fund invests its assets in an equally weighted combination of Franklin Flex Cap Growth Fund, Mutual Shares Fund and Templeton Growth Fund. These underlying funds, in turn, invest primarily in U.S. and foreign equity securities and, to a lesser extent, fixed income and money market securities. As market conditions affect the underlying funds, we rebalance the Fund's allocations to maintain the predetermined equal weightings of approximately 33 1/3% of total net assets in each underlying fund whenever the actual allocations exceed plus or minus 3% of the fixed allocation percentages.

PORTFOLIO REVIEW

The Fund's performance can be attributed largely to maintaining a relatively static allocation among equities, fixed income securities, and short-term investments and other net assets, and by the actual performance of the selected underlying funds.

During the six-month reporting period, the Fund's performance benefited most from Mutual Shares Fund - Class Z's positive results. Templeton Growth Fund - Advisor Class also aided the Fund. On the other hand, performance of Franklin Flex Cap Growth Fund - Advisor Class hindered the Fund's performance relative to its hybrid benchmark.

It is important to recognize the effect of currency movements on the Fund's performance. In general, if the value of the U.S. dollar increases compared with a foreign currency, an investment traded in that foreign currency will decrease in value because it will be worth fewer U.S. dollars. This can have a negative effect on Fund performance. Conversely, when the U.S. dollar weakens in relation to a foreign currency, an investment traded in that foreign currency will increase in value, which can contribute to Fund performance. For the six months ended June 30, 2005, the U.S. dollar rose

(1) Source: Standard & Poor's Micropal. The S&P 500 consists of 500 stocks chosen for market size, liquidity and industry group representation. Each stock's weight in the index is proportionate to its market value. The S&P 500 is one of the most widely used benchmarks of U.S. equity performance. The MSCI World Index is a free float-adjusted, market capitalization-weighted index designed to measure equity market performance in global developed markets. The benchmark index's weightings are as follows: S&P 500 67% and MSCI World Index 33%. The indexes are unmanaged and include reinvested distributions. One cannot invest directly in an index, nor is an index representative of the Fund's portfolio.


22 | Semiannual Report
in value relative to most non-U.S. currencies. As a result, the Fund's performance was negatively affected by the portion of the portfolio's underlying funds' investments in securities with non-U.S. currency exposure.

Thank you for your continued participation in Franklin Templeton Perspectives Allocation Fund. We look forward to serving your future investment needs.


[PHOTO OMITTED]         /s/ T. Anthony Coffey

                        T. Anthony Coffey, CFA
                        Vice President of Advisers
                        Franklin Templeton Perspectives Allocation Fund

THE FOREGOING INFORMATION REFLECTS OUR ANALYSIS, OPINIONS AND PORTFOLIO HOLDINGS AS OF JUNE 30, 2005, THE END OF THE REPORTING PERIOD. THE WAY WE IMPLEMENT OUR MAIN INVESTMENT STRATEGIES AND THE RESULTING PORTFOLIO HOLDINGS MAY CHANGE DEPENDING ON FACTORS SUCH AS MARKET AND ECONOMIC CONDITIONS. THESE OPINIONS MAY NOT BE RELIED UPON AS INVESTMENT ADVICE OR AN OFFER FOR A PARTICULAR SECURITY. THE INFORMATION IS NOT A COMPLETE ANALYSIS OF EVERY ASPECT OF ANY MARKET, COUNTRY, INDUSTRY, SECURITY OR THE FUND. STATEMENTS OF FACT ARE FROM SOURCES CONSIDERED RELIABLE, BUT THE ADVISER MAKES NO REPRESENTATION OR WARRANTY AS TO THEIR COMPLETENESS OR ACCURACY. ALTHOUGH HISTORICAL PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, THESE INSIGHTS MAY HELP YOU UNDERSTAND OUR INVESTMENT MANAGEMENT PHILOSOPHY.


                                                          Semiannual Report | 23

PERFORMANCE SUMMARY AS OF 6/30/05

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

Your dividend income will vary depending on dividends or interest paid by securities in the Fund's portfolio, adjusted for operating expenses of each class. Capital gain distributions are net profits realized from the sale of portfolio securities. The performance table does not reflect any taxes due on Fund dividends, capital gain distributions, if any, or any realized gains on the sale of Fund shares. Total return reflects reinvestment of the Fund's dividends and capital gain distributions, if any, and any unrealized gains or losses.

PRICE AND DISTRIBUTION INFORMATION

----------------------------------------------------------------------------------------
CLASS A (SYMBOL: N/A)                                  CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.07       $11.12        $11.19
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0018
----------------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.0477
----------------------------------------------------------------------------------------
     TOTAL                               $0.0495
----------------------------------------------------------------------------------------
CLASS C (SYMBOL: N/A)                                  CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.12       $11.06        $11.18
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0029
----------------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.0477
----------------------------------------------------------------------------------------
     TOTAL                               $0.0506
----------------------------------------------------------------------------------------
CLASS R (SYMBOL: N/A)                                  CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.08       $11.10        $11.18
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0013
----------------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.0477
----------------------------------------------------------------------------------------
     TOTAL                               $0.0490
----------------------------------------------------------------------------------------
ADVISOR CLASS (SYMBOL: N/A)                            CHANGE      6/30/05      12/31/04
----------------------------------------------------------------------------------------
Net Asset Value (NAV)                                  -$0.06       $11.13        $11.19
----------------------------------------------------------------------------------------
DISTRIBUTIONS (1/1/05-6/30/05)
----------------------------------------------------------------------------------------
Dividend Income                          $0.0009
----------------------------------------------------------------------------------------
Long-Term Capital Gain                   $0.0477
----------------------------------------------------------------------------------------
     TOTAL                               $0.0486
----------------------------------------------------------------------------------------


24 | Semiannual Report

PERFORMANCE(1)

CLASS A: 5.75% MAXIMUM INITIAL SALES CHARGE; CLASS C: 1% CONTINGENT DEFERRED SALES CHARGE (CDSC) IN FIRST YEAR ONLY; CLASS R: 1% CDSC FOR FIRST 18 MONTHS ONLY. CUMULATIVE TOTAL RETURN EXCLUDES SALES CHARGES. AVERAGE ANNUAL TOTAL RETURN AND VALUE OF $10,000 INVESTMENT INCLUDE MAXIMUM SALES CHARGES.

--------------------------------------------------------------------------------
CLASS A                                          6-MONTH     INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return(2)                         -0.18%           +12.72%
--------------------------------------------------------------------------------
Aggregate Total Return(3)                          -5.90%            +6.24%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)                   $ 9,410          $ 10,624
--------------------------------------------------------------------------------
CLASS C                                          6-MONTH     INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return(2)                         -0.53%           +12.06%
--------------------------------------------------------------------------------
Aggregate Total Return(3)                          -1.52%           +11.06%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)                   $ 9,848          $ 11,106
--------------------------------------------------------------------------------
CLASS R                                          6-MONTH     INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return(2)                         -0.19%           +12.60%
--------------------------------------------------------------------------------
Aggregate Total Return(3)                          -1.18%           +11.60%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)                   $ 9,882          $ 11,160
--------------------------------------------------------------------------------
ADVISOR CLASS                                    6-MONTH     INCEPTION (8/2/04)
--------------------------------------------------------------------------------
Cumulative Total Return(2)                         -0.01%           +13.00%
--------------------------------------------------------------------------------
Aggregate Total Return(3)                          -0.01%           +13.00%
--------------------------------------------------------------------------------
Value of $10,000 Investment(4)                   $ 9,999          $ 11,300
--------------------------------------------------------------------------------

PERFORMANCE DATA REPRESENT PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. CURRENT PERFORMANCE MAY DIFFER FROM FIGURES SHOWN.

FOR MOST RECENT MONTH-END PERFORMANCE, SEE "FUNDS AND PERFORMANCE" AT FRANKLINTEMPLETON.COM OR CALL 1-800/342-5236.


                                                          Semiannual Report | 25

ENDNOTES

BECAUSE THE FUND INVESTS IN UNDERLYING FUNDS, WHICH MAY ENGAGE IN A VARIETY OF INVESTMENT STRATEGIES INVOLVING CERTAIN RISKS, THE FUND MAY BE SUBJECT TO THESE SAME RISKS. STOCKS HISTORICALLY HAVE OUTPERFORMED OTHER ASSET CLASSES OVER THE LONG TERM, BUT TEND TO FLUCTUATE MORE DRAMATICALLY OVER THE SHORT TERM. FOREIGN INVESTING HAS ADDITIONAL RISKS SUCH AS CURRENCY AND MARKET VOLATILITY AND POLITICAL AND SOCIAL INSTABILITY. THE PORTFOLIO MAY INCLUDE INVESTMENTS IN THE TECHNOLOGY SECTOR, WHICH HAS BEEN HIGHLY VOLATILE AND INVOLVES SPECIAL RISKS. FRANKLIN FLEX CAP GROWTH FUND NORMALLY INVESTS A MAJORITY OF ITS ASSETS IN SECURITIES LINKED TO THE STATE OF CALIFORNIA, WHICH MAY INVOLVE INCREASED VOLATILITY ASSOCIATED WITH ECONOMIC OR REGULATORY DEVELOPMENTS IN THE STATE. SMALLER OR RELATIVELY NEW OR UNSEASONED COMPANIES CAN BE PARTICULARLY SENSITIVE TO CHANGING ECONOMIC CONDITIONS, AND THEIR PROSPECTS FOR GROWTH ARE LESS CERTAIN THAN THOSE OF LARGER, MORE ESTABLISHED COMPANIES. THE FUND'S PROSPECTUS ALSO INCLUDES A DESCRIPTION OF THE MAIN INVESTMENT RISKS.

CLASS C: These shares have higher annual fees and expenses than Class A shares.

CLASS R: Shares are available to certain eligible investors as described in the prospectus. These shares have higher annual fees and expenses than Class A shares.

ADVISOR CLASS:  Shares are available to certain eligible investors as described in the prospectus.

(1) The Fund's administrator has agreed in advance to limit its fees and assume as its own expense certain expenses otherwise payable by the Fund. If the administrator had not taken this action, the Fund's total return would have been lower. The agreement will be in place until 7/31/05; the administrator may end this arrangement at any time.

(2) Cumulative total return represents the change in value of an investment over the periods indicated and does not include a sales charge.

(3) Aggregate total return represents the change in value of an investment since inception and includes any applicable maximum sales charge. Because the Fund has existed for less than one year, average annual total returns are not provided.

(4) These figures represent the value of a hypothetical $10,000 investment in the Fund over the periods indicated and include any applicable maximum sales charge.


26 | Semiannual Report

YOUR FUND'S EXPENSES

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

As a Fund shareholder, you can incur two types of costs:

o Transaction costs, including sales charges (loads) on Fund purchases and redemption fees; and

o Ongoing Fund costs, including management fees, distribution and service (12b-1) fees, and other Fund expenses. All mutual funds have ongoing costs, sometimes referred to as operating expenses.

The following table shows ongoing costs of investing in the Fund and can help you understand these costs and compare them with those of other mutual funds. The table assumes a $1,000 investment held for the six months indicated.

ACTUAL FUND EXPENSES

The first line (Actual) for each share class listed in the table below provides actual account values and expenses. The "Ending Account Value" is derived from the Fund's actual return, which includes the effect of Fund expenses.

You can estimate the expenses you paid during the period, by following these steps. OF COURSE, YOUR ACCOUNT VALUE AND EXPENSES WILL DIFFER FROM THOSE IN THIS
ILLUSTRATION:

1.    Divide your account value by $1,000.

      IF AN ACCOUNT HAD AN $8,600 VALUE, THEN $8,600 / $1,000 = 8.6.

2. Multiply the result by the number under the heading "Expenses Paid During Period."

      IF EXPENSES PAID DURING PERIOD WERE $7.50, THEN 8.6 X $7.50 = $64.50.

In this illustration, the estimated expenses paid this period are $64.50.

HYPOTHETICAL EXAMPLE FOR COMPARISON WITH OTHER FUNDS

Information in the second line (Hypothetical) for each class in the table can help you compare ongoing costs of investing in the Fund with those of other mutual funds. This information may not be used to estimate the actual ending account balance or expenses you paid during the period. The hypothetical "Ending Account Value" is based on the actual expense ratio for each class and an assumed 5% annual rate of return before expenses, which does not represent the Fund's actual return. The figure under the heading "Expenses Paid During Period" shows the hypothetical expenses your account would have incurred under this scenario. You can compare this figure with the 5% hypothetical examples that appear in shareholder reports of other funds.


                                                          Semiannual Report | 27

PLEASE NOTE THAT EXPENSES SHOWN IN THE TABLE ARE MEANT TO HIGHLIGHT ONGOING COSTS AND DO NOT REFLECT ANY TRANSACTION COSTS, SUCH AS SALES CHARGES OR REDEMPTION FEES. Therefore, the second line for each class is useful in comparing ongoing costs only, and will not help you compare total costs of owning different funds. In addition, if transaction costs were included, your total costs would have been higher. Please refer to the Fund prospectus for additional information on operating expenses.

----------------------------------------------------------------------------------------------------------------
                                              BEGINNING ACCOUNT     ENDING ACCOUNT        EXPENSES PAID DURING
CLASS A                                         VALUE 12/31/04      VALUE 6/30/05       PERIOD* 12/31/04-6/30/05
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $  998.20                   $3.02
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,021.77                   $3.06
----------------------------------------------------------------------------------------------------------------
CLASS C
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $  994.70                   $6.23
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,018.55                   $6.31
----------------------------------------------------------------------------------------------------------------
CLASS R
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $  998.10                   $3.77
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,021.03                   $3.81
----------------------------------------------------------------------------------------------------------------
ADVISOR CLASS
----------------------------------------------------------------------------------------------------------------
Actual                                              $1,000            $  999.90                   $1.29
----------------------------------------------------------------------------------------------------------------
Hypothetical (5% return before expenses)            $1,000            $1,023.51                   $1.30
----------------------------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio, net of expense waivers, for each class (A: 0.61%; C: 1.26%; R: 0.76%; and Advisor:
      0.26%), multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.


28 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                               -------------------------------------------------
                                                               SIX MONTHS ENDED             PERIOD ENDED
                                                                JUNE 30, 2005      DECEMBER 31,         JULY 31,
CLASS A                                                          (UNAUDITED)         2004(g)            2004(h)
                                                               -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .......................      $    12.20      $      11.02     $       10.00
                                                               -------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a),(b) ......................           (0.03)             0.09              0.01

  Net realized and unrealized gains (losses) ...............           (0.11)             1.21              1.07(i)
                                                               -------------------------------------------------
Total from investment operations ...........................           (0.14)             1.30              1.08
                                                               -------------------------------------------------
Less distributions from:

  Net investment income ....................................           (0.01)            (0.07)               --

  Tax return of capital ....................................              --                --             (0.06)

  Net realized gains .......................................           (0.09)            (0.05)               --
                                                               -------------------------------------------------
Total distributions ........................................           (0.10)            (0.12)            (0.06)
                                                               -------------------------------------------------
Redemption fees ............................................              --(e)             --(e)             --(e)
                                                               -------------------------------------------------
Net asset value, end of period .............................      $    11.96      $      12.20     $       11.02
                                                               =================================================

Total return(c) ............................................           (1.13)%           11.77%            10.85%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........................      $  296,526      $    238,564     $     157,792

Ratios to average net assets:

  Expenses(d) ..............................................            0.65%(f)          0.68%(f)          0.74%(f)

  Expenses net of waiver and payments by affiliate(d)  .....            0.65%(f)          0.68%(f)          0.47%(f)

  Net investment income (loss)(b) ..........................           (0.54)%(f)         1.86%(f)          0.14%(f)

Portfolio turnover rate ....................................            2.07%             1.02%             0.62%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net losses on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


                     Semiannual Report | See notes to financial statements. | 29

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                               -------------------------------------------------
                                                               SIX MONTHS ENDED             PERIOD ENDED
                                                                JUNE 30, 2005      DECEMBER 31,         JULY 31,
CLASS B                                                          (UNAUDITED)         2004(g)            2004(h)
                                                               -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .......................      $    12.12      $      10.95     $       10.00
                                                               -------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a),(b) ......................           (0.07)             0.06             (0.06)

  Net realized and unrealized gains (losses) ...............           (0.11)             1.20              1.06(i)
                                                               -------------------------------------------------
Total from investment operations ...........................           (0.18)             1.26              1.00
                                                               -------------------------------------------------
Less distributions from:

  Net investment income ....................................           (0.01)            (0.04)               --

  Tax return of capital ....................................              --                --             (0.05)

  Net realized gains .......................................           (0.09)            (0.05)               --
                                                               -------------------------------------------------
Total distributions ........................................           (0.10)            (0.09)            (0.05)
                                                               -------------------------------------------------
Redemption fees ............................................              --(e)             --(e)             --(e)
                                                               -------------------------------------------------
Net asset value, end of period .............................      $    11.84      $      12.12     $       10.95
                                                               =================================================

Total return(c) ............................................           (1.47)%           11.50%            10.02%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........................      $   68,527      $     66,562     $      44,297

Ratios to average net assets:

  Expenses(d) ..............................................            1.30%(f)          1.33%(f)          1.39%(f)

  Expenses net of waiver and payments by affiliate(d)  .....            1.30%(f)          1.33%(f)          1.12%(f)

  Net investment income (loss)(b) ..........................           (1.19)%(f)         1.21%(f)         (0.51)%(f)

Portfolio turnover rate ....................................            2.07%             1.02%             0.62%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net losses on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


30 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                               -------------------------------------------------
                                                               SIX MONTHS ENDED             PERIOD ENDED
                                                                JUNE 30, 2005      DECEMBER 31,      JULY 31,
CLASS C                                                          (UNAUDITED)         2004(g)          2004(h)
                                                               -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .......................      $    12.11      $      10.94     $       10.00
                                                               -------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a),(b) ......................           (0.07)             0.06             (0.05)

  Net realized and unrealized gains (losses) ...............           (0.10)             1.20              1.04(i)
                                                               -------------------------------------------------
Total from investment operations ...........................           (0.17)             1.26              0.99
                                                               -------------------------------------------------
Less distributions from:

  Net investment income ....................................           (0.01)            (0.04)               --

  Tax return of capital ....................................              --                --             (0.05)

  Net realized gains .......................................           (0.09)            (0.05)               --
                                                               -------------------------------------------------
Total distributions ........................................           (0.10)            (0.09)            (0.05)
                                                               -------------------------------------------------
Redemption fees ............................................              --(e)             --(e)             --(e)
                                                               -------------------------------------------------
Net asset value, end of period .............................      $    11.84      $      12.11     $       10.94
                                                               =================================================

Total return(c) ............................................           (1.38)%           11.49%             9.93%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........................      $  114,573      $     96,487     $      73,272

Ratios to average net assets:

  Expenses(d) ..............................................            1.30%(f)          1.33%(f)          1.39%(f)

  Expenses net of waiver and payments by affiliate(d)  .....            1.30%(f)          1.33%(f)          1.12%(f)

  Net investment income (loss)(b) ..........................           (1.19)%(f)         1.21%(f)         (0.51)%(f)

Portfolio turnover rate ....................................            2.07%             1.02%             0.62%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net losses on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


                     Semiannual Report | See notes to financial statements. | 31

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                               -------------------------------------------------
                                                               SIX MONTHS ENDED             PERIOD ENDED
                                                                JUNE 30, 2005      DECEMBER 31,         JULY 31,
CLASS R                                                          (UNAUDITED)         2004(g)            2004(h)
                                                               -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .......................      $    12.18      $      11.00      $      10.00
                                                               -------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a),(b) ......................           (0.04)             0.08             (0.02)

  Net realized and unrealized gains (losses) ...............           (0.11)             1.21              1.08(i)
                                                               -------------------------------------------------
Total from investment operations ...........................           (0.15)             1.29              1.06
                                                               -------------------------------------------------
Less distributions from:

  Net investment income ....................................           (0.01)            (0.06)               --

  Tax return of capital ....................................              --                --             (0.06)

  Net realized gains .......................................           (0.09)            (0.05)               --
                                                               -------------------------------------------------
Total distributions ........................................           (0.10)            (0.11)            (0.06)
                                                               -------------------------------------------------
Redemption fees ............................................              --(e)             --(e)             --(e)
                                                               -------------------------------------------------
Net asset value, end of period .............................      $    11.93      $      12.18     $       11.00
                                                               =================================================

Total return(c) ............................................           (1.21)%           11.73%            10.65%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........................      $    2,120      $      1,944     $       1,408

Ratios to average net assets:

  Expenses(d) ..............................................            0.80%(f)          0.83%(f)          0.89%(f)

  Expenses net of waiver and payments by affiliate(d)  .....            0.80%(f)          0.83%(f)          0.62%(f)

  Net investment income (loss)(b) ..........................           (0.69)%(f)         1.71%(f)         (0.01)%(f)

Portfolio turnover rate ....................................            2.07%             1.02%             0.62%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net losses on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


32 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND

                                                               -------------------------------------------------
                                                               SIX MONTHS ENDED             PERIOD ENDED
                                                                JUNE 30, 2005      DECEMBER 31,         JULY 31,
ADVISOR CLASS                                                    (UNAUDITED)         2004(g)            2004(h)
                                                               -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .......................      $    12.21      $     11.02     $        10.00
                                                               -------------------------------------------------
Income from investment operations:

  Net investment income (loss)(a),(b) ......................           (0.01)            0.11               0.04

  Net realized and unrealized gains (losses) ...............           (0.11)            1.21               1.05(i)
                                                               -------------------------------------------------
Total from investment operations ...........................           (0.12)            1.32               1.09
                                                               -------------------------------------------------
Less distributions from:

  Net investment income ....................................           (0.01)           (0.08)                --

  Tax return of capital ....................................              --               --              (0.07)

  Net realized gains .......................................           (0.09)           (0.05)                --
                                                               -------------------------------------------------
Total distributions ........................................           (0.10)           (0.13)             (0.07)
                                                               -------------------------------------------------
Redemption fees ............................................              --(e)            --(e)              --(e)
                                                               -------------------------------------------------
Net asset value, end of period .............................      $    11.99      $     12.21     $        11.02
                                                               =================================================

Total return(c) ............................................           (0.96)%          12.09%             10.92%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........................      $    2,347      $     2,097     $        1,181

Ratios to average net assets:

  Expenses(d) ..............................................            0.30%(f)         0.33%(f)           0.39%(f)

  Expenses net of waiver and payments by affiliate(d) ......            0.30%(f)         0.33%(f)           0.12%(f)

  Net investment income (loss)(b) ..........................           (0.19)%(f)        2.21%(f)           0.49%(f)

Portfolio turnover rate ....................................            2.07%            1.02%              0.62%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c)   Total return is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.78% for the period ended June 30, 2005.

(e)   Amount is less than $0.01 per share.

(f)   Annualized.

(g)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(h)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(i) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net losses on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


                     Semiannual Report | See notes to financial statements. | 33

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

------------------------------------------------------------------------------------------------------------
        FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND                               SHARES          VALUE
------------------------------------------------------------------------------------------------------------
        INVESTMENTS IN UNDERLYING FUNDS
        LONG TERM INVESTMENTS 99.9%
        DOMESTIC EQUITY 74.7%
(a),(b) Franklin Capital Growth Fund, Advisor Class .......................      11,309,069    $ 120,102,308
    (a) Franklin Custodian Funds - Franklin Growth Fund, Advisor Class ....       3,621,811      120,714,963
    (a) Mutual Shares Fund, Class Z .......................................       5,132,484      121,023,983
                                                                                               -------------
                                                                                                 361,841,254
                                                                                               -------------
        FOREIGN EQUITY 25.2%
    (a) Templeton Growth Fund, Inc., Advisor Class ........................       5,314,546      121,756,250
                                                                                               -------------
        TOTAL LONG TERM INVESTMENTS (COST $454,051,287)....................                      483,597,504
                                                                                               -------------
        SHORT TERM INVESTMENT (COST $68,059) 0.0%(c)
        MONEY FUND 0.0%(c)
    (a) Franklin Institutional Fiduciary Trust Money Market Portfolio .....          68,059           68,059
                                                                                               -------------
        TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $454,119,346) 99.9%....                      483,665,563
        OTHER ASSETS, LESS LIABILITIES 0.1% ...............................                          427,366
                                                                                               -------------
        NET ASSETS 100.0%..................................................                    $ 484,092,929
                                                                                               =============

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing.

(c)   Rounds to less than 0.05% of net assets.


34 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                               -------------------------------------------------
                                                               SIX MONTHS ENDED             PERIOD ENDED
                                                                JUNE 30, 2005      DECEMBER 31,         JULY 31,
CLASS A                                                          (UNAUDITED)         2004(h)            2004(i)
                                                               -------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .......................      $    12.28     $       11.21     $       10.00
                                                               -------------------------------------------------
Income from investment operations:

  Net investment income(a),(b) .............................            0.09              0.22              0.23

  Net realized and unrealized gains (losses) ...............            0.09              1.14              1.07(j)
                                                               -------------------------------------------------
Total from investment operations ...........................            0.18              1.36              1.30
                                                               -------------------------------------------------
Less distributions from:

  Net investment income ....................................              --(e)          (0.23)            (0.09)

  Net realized gains .......................................           (0.12)            (0.06)               --
                                                               -------------------------------------------------
Total distributions ........................................           (0.12)            (0.29)            (0.09)
                                                               -------------------------------------------------
Redemption fees ............................................              --(f)             --(f)             --(f)
                                                               -------------------------------------------------
Net asset value, end of period .............................      $    12.34     $       12.28     $       11.21
                                                               =================================================

Total return(c) ............................................            1.46%            12.16%            13.00%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ..........................      $2,803,661     $   1,640,876     $     882,175

Ratios to average net assets:

  Expenses(d) ..............................................            0.59%(g)          0.60%(g)          0.61%(g)

  Expenses net of waiver and payments by affiliate(d) ......            0.59%(g)          0.60%(g)          0.49%(g)

  Net investment income(b) .................................            1.58%(g)          4.48%(g)          2.16%(g)

Portfolio turnover rate ....................................            0.33%             0.37%             0.71%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2005.

(e)   Actual distribution from net investment income was ($0.0012).

(f)   Amount is less than $0.01 per share.

(g)   Annualized.

(h)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(i)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(j) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net gains on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


                     Semiannual Report | See notes to financial statements. | 35

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                               --------------------------------------------------
                                                               SIX MONTHS ENDED             PERIOD ENDED
                                                                 JUNE 30, 2005      DECEMBER 31,       JULY 31,
CLASS B                                                           (UNAUDITED)          2004(h)          2004(i)
                                                               --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................        $     12.23        $    11.16       $     10.00
                                                               --------------------------------------------------
Income from investment operations:

 Net investment income(a),(b) ............................               0.06              0.19              0.16

 Net realized and unrealized gains (losses) ..............               0.08              1.13              1.08(j)
                                                               --------------------------------------------------
Total from investment operations .........................               0.14              1.32              1.24
                                                               --------------------------------------------------
Less distributions from:

 Net investment income ...................................                 --(e)          (0.19)            (0.08)

 Net realized gains ......................................              (0.12)            (0.06)               --
                                                               --------------------------------------------------
Total distributions ......................................              (0.12)            (0.25)            (0.08)
                                                               --------------------------------------------------
Redemption fees ..........................................                 --(f)             --(f)             --(f)
                                                               --------------------------------------------------
Net asset value, end of period ...........................        $     12.25        $    12.23       $     11.16
                                                               ==================================================

Total return(c) ..........................................               1.05%            11.90%            12.39%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................        $   670,963        $  612,553       $   357,282

Ratios to average net assets:

 Expenses(d) .............................................               1.24%(g)          1.25%(g)          1.26%(g)

 Expenses net of waiver and payments by affiliate(d) .....               1.24%(g)          1.25%(g)          1.14%(g)

 Net investment income(b) ................................               0.93%(g)          3.83%(g)          1.51%(g)

Portfolio turnover rate ..................................               0.33%             0.37%             0.71%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2005.

(e)   Actual distribution from net investment income was ($0.0012).

(f)   Amount is less than $0.01 per share.

(g)   Annualized.

(h)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(i)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(j) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net gains on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


36 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND


                                                               --------------------------------------------------
                                                               SIX MONTHS ENDED             PERIOD ENDED
                                                                 JUNE 30, 2005     DECEMBER 31,        JULY 31,
CLASS C                                                           (UNAUDITED)         2004(h)           2004(i)
                                                               --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................        $     12.23        $    11.16       $     10.00
                                                               --------------------------------------------------
Income from investment operations:

 Net investment income(a),(b) ............................               0.05              0.19              0.17

 Net realized and unrealized gains (losses) ..............               0.08              1.13              1.07(j)
                                                               --------------------------------------------------
Total from investment operations .........................               0.13              1.32              1.24
                                                               --------------------------------------------------
Less distributions from:

 Net investment income ...................................                 --(e)          (0.19)            (0.08)

 Net realized gains ......................................              (0.12)            (0.06)               --
                                                               --------------------------------------------------
Total distributions ......................................              (0.12)            (0.25)            (0.08)
                                                               --------------------------------------------------
Redemption fees ..........................................                 --(f)             --(f)             --(f)
                                                               --------------------------------------------------
Net asset value, end of period ...........................        $     12.24        $    12.23       $     11.16
                                                               ==================================================

Total return(c) ..........................................               1.05%            11.79%            12.40%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................        $ 1,496,131        $  927,786       $   535,778

Ratios to average net assets:

 Expenses(d) .............................................               1.24%(g)          1.25%(g)          1.26%(g)

 Expenses net of waiver and payments by affiliate(d) .....               1.24%(g)          1.25%(g)          1.14%(g)

 Net investment income(b) ................................               0.93%(g)          3.83%(g)          1.51%(g)

Portfolio turnover rate ..................................               0.33%             0.37%             0.71%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2005.

(e)   Actual distribution from net investment income was ($0.0012).

(f)   Amount is less than $0.01 per share.

(g)   Annualized.

(h)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(i)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(j) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net gains on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


                     Semiannual Report | See notes to financial statements. | 37

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                               --------------------------------------------------
                                                               SIX MONTHS ENDED           PERIOD ENDED
                                                                 JUNE 30, 2005      DECEMBER 31,       JULY 31,
CLASS R                                                           (UNAUDITED)         2004(h)           2004(i)
                                                               --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................        $     12.28        $     11.22      $     10.00
                                                               --------------------------------------------------
Income from investment operations:

 Net investment income(a),(b) ............................               0.08               0.22             0.20

 Net realized and unrealized gains (losses) ..............               0.09               1.13             1.11(j)
                                                               --------------------------------------------------
Total from investment operations .........................               0.17               1.35             1.31
                                                               --------------------------------------------------
Less distributions from:

 Net investment income ...................................                 --(e)           (0.23)           (0.09)

 Net realized gains ......................................              (0.12)             (0.06)              --
                                                               --------------------------------------------------
Total distributions ......................................              (0.12)             (0.29)           (0.09)
                                                               --------------------------------------------------
Redemption fees ..........................................                 --(f)              --(f)            --(f)
                                                               --------------------------------------------------
Net asset value, end of period ...........................        $     12.33        $     12.28      $     11.22
                                                               ==================================================

Total return(c) ..........................................               1.38%             12.02%           13.09%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................        $    14,589        $    12,101      $     5,225

Ratios to average net assets:

 Expenses(d) .............................................               0.74%(g)           0.75%(g)         0.76%(g)

 Expenses net of waiver and payments by affiliate(d) .....               0.74%(g)           0.75%(g)         0.64%(g)

 Net investment income(b) ................................               1.43%(g)           4.33%(g)         2.01%(g)

Portfolio turnover rate ..................................               0.33%              0.37%            0.71%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2005.

(e)   Actual distribution from net investment income was ($0.0012).

(f)   Amount is less than $0.01 per share.

(g)   Annualized.

(h)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(i)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(j) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net gains on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


38 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND

                                                               --------------------------------------------------
                                                               SIX MONTHS ENDED            PERIOD ENDED
                                                                 JUNE 30, 2005      DECEMBER 31,       JULY 31,
ADVISOR CLASS                                                     (UNAUDITED)          2004(h)          2004(i)
                                                               --------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................        $     12.32        $     11.25      $     10.00
                                                               --------------------------------------------------
Income from investment operations:

 Net investment income(a),(b) ............................               0.12               0.24             0.25

 Net realized and unrealized gains (losses) ..............               0.07               1.14             1.09(j)
                                                               --------------------------------------------------
Total from investment operations .........................               0.19               1.38             1.34
                                                               --------------------------------------------------
Less distributions from:

 Net investment income ...................................                 --(e)           (0.25)           (0.09)

 Net realized gains ......................................              (0.12)             (0.06)              --
                                                               --------------------------------------------------
Total distributions ......................................              (0.12)             (0.31)           (0.09)
                                                               --------------------------------------------------
Redemption fees ..........................................                 --(f)              --(f)            --(f)
                                                               --------------------------------------------------
Net asset value, end of period ...........................        $     12.39        $     12.32      $     11.25
                                                               ==================================================

Total return(c) ..........................................               1.53%             12.32%           13.46%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................        $     9,750        $     7,792      $     4,991

Ratios to average net assets:

 Expenses(d) .............................................               0.24%(g)           0.25%(g)         0.26%(g)

 Expenses net of waiver and payments by affiliate(d) .....               0.24%(g)           0.25%(g)         0.14%(g)

 Net investment income(b) ................................               1.93%(g)           4.83%(g)         2.51%(g)

Portfolio turnover rate ..................................               0.33%              0.37%            0.71%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c)   Total return is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.73% for the period ended June 30, 2005.

(e)   Actual distribution from net investment income was ($0.0012).

(f)   Amount is less than $0.01 per share.

(g)   Annualized.

(h)   For the period August 1, 2004 to December 31, 2004. See Note 1.

(i)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(j) The amount shown for a share outstanding throughout the period does not correlate with the aggregate net gains on investments for that period, because of the timing of sales and repurchases of the Fund shares in relation to fluctuating market values of the investments of the Fund.


                     Semiannual Report | See notes to financial statements. | 39

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
    FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND                                  SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------
    INVESTMENTS IN UNDERLYING FUNDS
    LONG TERM INVESTMENTS 99.0%
    DOMESTIC EQUITY 33.0%
(a) Mutual Shares Fund, Class Z ................................................      69,876,983    $    1,647,699,264
                                                                                                    ------------------
    DOMESTIC HYBRID 33.1%
(a) Franklin Custodian Franklin Income Fund Inc., Advisor Class ................     662,681,722         1,650,077,488
                                                                                                    ------------------
    FOREIGN EQUITY 32.9%
(a) Templeton Growth Fund, Inc., Advisor Class .................................      71,776,771         1,644,405,826
                                                                                                    ------------------
    TOTAL LONG TERM INVESTMENTS (COST $4,695,595,622)...........................                         4,942,182,578
                                                                                                    ------------------
    SHORT TERM INVESTMENT (COST $10,997,798) 0.2%
    MONEY FUND 0.2%
(a) Franklin Institutional Fiduciary Trust Money Market Portfolio ..............      10,997,798            10,997,798
                                                                                                    ------------------
    TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $4,706,593,420) 99.2%...........                         4,953,180,376
    OTHER ASSETS, LESS LIABILITIES 0.8% ........................................                            41,913,450
                                                                                                    ------------------
    NET ASSETS 100.0% ..........................................................                    $    4,995,093,826
                                                                                                    ==================

(a)   See Note 6 regarding investments in Underlying Funds.


40 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FINANCIAL HIGHLIGHTS

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                            ---------------------------------
                                                            SIX MONTHS ENDED     PERIOD ENDED
                                                             JUNE 30, 2005       DECEMBER 31,
CLASS A                                                       (UNAUDITED)           2004(h)
                                                            ---------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................     $    11.19        $      10.00
                                                            ---------------------------------
Income from investment operations:

 Net investment income (loss)(a),(b) .....................          (0.02)               0.17

 Net realized and unrealized gains (losses) ..............             --                1.12
                                                            ---------------------------------
Total from investment operations .........................          (0.02)               1.29
                                                            ---------------------------------
Less distributions from:

 Net investment income ...................................             --(e)            (0.07)

 Net realized gains ......................................          (0.05)              (0.03)
                                                            ---------------------------------
Total distributions ......................................          (0.05)              (0.10)
                                                            ---------------------------------
Redemption fees ..........................................             --(f)               --(f)
                                                            ---------------------------------
Net asset value, end of period ...........................     $    11.12        $      11.19
                                                            =================================

Total return(c) ..........................................          (0.18%)             12.93%


RATIOS/ SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................     $   58,679        $     16,155

Ratios to average net assets:

 Expenses(d) .............................................           0.97%(g)            2.31%(g)

 Expenses net of waiver and payments by affiliate(d) .....           0.61%(g)            0.39%(g)

 Net investment income (loss)(b) .........................          (0.37)%(g)           3.78%(g)

Portfolio turnover rate ..................................           0.29%               0.51%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect sales commissions or the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2005.

(e)   Actual distribution from net investment income was ($0.0018).

(f)   Amount is less than $0.01 per share.

(g)   Annualized.

(h) For the period August 2, 2004 (commencement of operations) to December 31, 2004.


                     Semiannual Report | See notes to financial statements. | 41

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                            ---------------------------------
                                                            SIX MONTHS ENDED     PERIOD ENDED
                                                             JUNE 30, 2005       DECEMBER 31,
CLASS C                                                       (UNAUDITED)           2004(h)
                                                            ---------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period

Net asset value, beginning of period .....................     $    11.18        $      10.00
                                                            ---------------------------------
Income from investment operations:

 Net investment income (loss)(a),(b) .....................          (0.06)               0.15

 Net realized and unrealized gains (losses) ..............          (0.01)               1.12
                                                            ---------------------------------
Total from investment operations .........................          (0.07)               1.27
                                                            ---------------------------------
Less distributions from:

 Net investment income ...................................             --(e)            (0.06)

 Net realized losses .....................................          (0.05)              (0.03)
                                                            ---------------------------------
Total distributions ......................................          (0.05)              (0.09)
                                                            ---------------------------------
Redemption fees ..........................................             --(f)               --(f)
                                                            ---------------------------------
Net asset value, end of period ...........................     $    11.06        $      11.18
                                                            =================================

Total return(c) ..........................................          (0.53)%             12.66%


RATIOS/ SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................     $   20,900        $      4,558

Ratios to average net assets:

 Expenses(d) .............................................           1.62%(g)            2.96%(g)

 Expenses net of waiver and payments by affiliate(d) .....           1.26%(g)            1.04%(g)

 Net investment income (loss)(b) .........................          (1.02)%(g)           3.13%(g)

Portfolio turnover rate ..................................           0.29%               0.51%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended ended June 30, 2005.

(e)   Actual distribution from net investment income was ($0.0029).

(f)   Amount is less than $0.01 per share.

(g)   Annualized.

(h) For the period August 2, 2004 (commencement of operations) to December 31, 2004.


42 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                            ---------------------------------
                                                            SIX MONTHS ENDED     PERIOD ENDED
                                                             JUNE 30, 2005       DECEMBER 31,
CLASS R                                                       (UNAUDITED)           2004(h)
                                                            ---------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................     $    11.18        $      10.00
                                                            ---------------------------------
Income from investment operations:

 Net investment income (loss)(a),(b) .....................          (0.03)               0.15

 Net realized and unrealized gains (losses) ..............             --                1.13
                                                            ---------------------------------
Total from investment operations .........................          (0.03)               1.28
                                                            ---------------------------------
Less distributions from:

 Net investment income ...................................             --(e)            (0.07)

 Net realized gains ......................................          (0.05)              (0.03)
                                                            ---------------------------------
Total distributions ......................................          (0.05)              (0.10)
                                                            ---------------------------------
Redemption fees ..........................................             --(f)               --(f)
                                                            ---------------------------------
Net asset value, end of period ...........................     $    11.10        $      11.18
                                                            =================================

Total return(c) ..........................................          (0.19)%             12.81%


RATIOS/ SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................     $      882        $        260

Ratios to average net assets:

 Expenses(d) .............................................           1.12%(g)            2.46%(g)

 Expenses net of waiver and payments by affiliate(d) .....           0.76%(g)            0.54%(g)

 Net investment income (loss)(b) .........................          (0.52)%(g)           3.63%(g)

Portfolio turnover rate ..................................           0.29%               0.51%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c) Total return does not reflect the contingent deferred sales charge, and is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2005.

(e)   Actual distribution from net investment income was ($0.0013).

(f)   Amount is less than $0.01 per share.

(g)   Annualized.

(h) For the period August 2, 2004 (commencement of operations) to December 31, 2004.


                     Semiannual Report | See notes to financial statements. | 43

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND

                                                            ---------------------------------
                                                            SIX MONTHS ENDED     PERIOD ENDED
                                                             JUNE 30, 2005       DECEMBER 31,
ADVISOR CLASS                                                 (UNAUDITED)           2004(h)
                                                            ---------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the period)

Net asset value, beginning of period .....................     $    11.19        $      10.00
                                                            ---------------------------------
Income from investment operations:

 Net investment income (loss)(a),(b) .....................             --                0.14

 Net realized and unrealized gains (losses) ..............          (0.01)               1.16
                                                            ---------------------------------
Total from investment operations .........................          (0.01)               1.30
                                                            ---------------------------------
Less distributions from:

 Net Investment income ...................................             --(e)            (0.08)

 Net realized gains ......................................          (0.05)              (0.03)
                                                            ---------------------------------
Total distributions ......................................          (0.05)              (0.11)
                                                            ---------------------------------
Redemption fees ..........................................             --(f)               --(f)
                                                            ---------------------------------
Net asset value, end of period ...........................     $    11.13        $      11.19
                                                            =================================

Total return(c) ..........................................          (0.01)%             13.01%


RATIOS/SUPPLEMENTAL DATA

Net assets, end of period (000's) ........................     $      772        $        196

Ratios to average net assets:

 Expenses(d) .............................................           0.62%(g)            1.96%(g)

 Expenses net of waiver and payments by affiliate(d) .....           0.26%(g)            0.04%(g)

 Net investment income (loss)(b) .........................          (0.02)%(g)           4.13%(g)

Portfolio turnover rate ..................................           0.29%               0.51%

(a)   Based on average daily shares outstanding.

(b) Recognition of net investment income by the Fund is affected by the timing of declaration of dividends by the Underlying Funds in which the Fund invests.

(c)   Total return is not annualized for periods less than one year.

(d) Does not include expenses of the Underlying Funds in which the Fund invests. The annualized weighted average expense ratio of the Underlying Funds was 0.81% for the period ended June 30, 2005.

(e)   Actual distribution from net investment income was ($0.0009).

(f)   Amount is less than $0.01 per share.

(g)   Annualized.

(h) For the period August 2, 2004 (commencement of operations) to December 31, 2004.


44 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENT OF INVESTMENTS, JUNE 30, 2005 (UNAUDITED)

----------------------------------------------------------------------------------------------------------------------
        FRANKLIN TEMPLETON PERSPECTIVES ALLOCATION FUND                                SHARES             VALUE
----------------------------------------------------------------------------------------------------------------------
        INVESTMENT IN UNDERLYING FUNDS
        LONG TERM INVESTMENTS 98.8%
        DOMESTIC EQUITY 65.9%
(a),(b) Franklin Flex Cap Growth Fund, Advisor Class ..........................          723,100    $       26,624,554
    (a) Mutual Shares Fund, Class Z............................................        1,141,453            26,915,455
                                                                                                    ------------------
                                                                                                            53,540,009
                                                                                                    ------------------
        FOREIGN EQUITY 32.9%
    (a) Templeton Growth Fund, Inc., Advisor Class.............................        1,167,725            26,752,576
                                                                                                    ------------------
        TOTAL LONG TERM INVESTMENTS (COST $78,840,138).........................                             80,292,585
                                                                                                    ------------------
        SHORT TERM INVESTMENT (COST $208,639) 0.3%
        MONEY FUND 0.3%
    (a) Franklin Institutional Fiduciary Trust Money Market Portfolio..........          208,639               208,639
                                                                                                    ------------------
        TOTAL INVESTMENTS IN UNDERLYING FUNDS (COST $79,048,777) 99.1%.........                             80,501,224
        OTHER ASSETS, LESS LIABILITIES 0.9% ...................................                                731,915
                                                                                                    ------------------
        NET ASSETS 100.0%......................................................                     $       81,233,139
                                                                                                    ==================

(a)   See Note 6 regarding investments in Underlying Funds.

(b)   Non-income producing.


                     Semiannual Report | See notes to financial statements. | 45

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

FINANCIAL STATEMENTS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2005 (unaudited)

                                                                         ----------------------------------------------------------
                                                                             FRANKLIN             FRANKLIN             FRANKLIN
                                                                             TEMPLETON            TEMPLETON            TEMPLETON
                                                                             COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                                          ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                                         ----------------------------------------------------------
Assets:
 Investments in Underlying Funds (Note 6):
  Cost ............................................................      $    454,119,346      $ 4,706,593,420      $    79,048,777
                                                                         ==========================================================
  Value............................................................      $    483,665,563      $ 4,953,180,376      $    80,501,224
 Receivables:
  Investment securities sold.......................................                39,628              396,154                   --
  Capital shares sold..............................................             1,401,526           54,920,824              765,711
  Affiliates.......................................................                    --                   --               63,600
 Offering costs....................................................                    --                   --                7,005
                                                                         ----------------------------------------------------------
  Total assets.....................................................           485,106,717        5,008,497,354           81,337,540
                                                                         ----------------------------------------------------------

Liabilities:
 Payables:
  Capital shares redeemed..........................................               463,254            7,667,946               17,621
  Affiliates ......................................................               504,939            5,529,947               75,381
  Distributions to shareholders....................................                 2,114               35,486                   --
 Other liabilities.................................................                43,481              170,149               11,399
                                                                         ----------------------------------------------------------
  Total liabilities................................................             1,013,788           13,403,528              104,401
                                                                         ----------------------------------------------------------
   Net assets, at value............................................      $    484,092,929      $ 4,995,093,826      $    81,233,139
                                                                         ==========================================================

Net assets consist of:
 Undistributed net investment income (loss)........................      $     (1,738,303)     $    25,863,453      $      (123,115)
 Net unrealized appreciation (depreciation)........................            29,546,217          246,586,956            1,452,447
 Accumulated net realized gain (loss)..............................              (186,737)           1,184,986               25,583
 Paid-in capital ..................................................           456,471,752        4,721,458,431           79,878,224
                                                                         ----------------------------------------------------------
   Net assets, at value............................................      $    484,092,929      $ 4,995,093,826      $    81,233,139
                                                                         ==========================================================


46 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)
June 30, 2005 (unaudited)

                                                                         ----------------------------------------------------------
                                                                             FRANKLIN             FRANKLIN             FRANKLIN
                                                                             TEMPLETON            TEMPLETON            TEMPLETON
                                                                             COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                                          ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                                         ----------------------------------------------------------
CLASS A:
 Net assets, at value..............................................      $    296,526,158      $ 2,803,660,824      $    58,678,791
                                                                         ==========================================================
 Shares outstanding................................................            24,784,577          227,256,958            5,278,625
                                                                         ==========================================================
 Net asset value per share(a)......................................      $          11.96      $         12.34      $         11.12
                                                                         ==========================================================
 Maximum offering price per share
   (net asset value per share / 94.25%) ...........................      $          12.69      $         13.09      $         11.80
                                                                         ==========================================================
CLASS B:
 Net assets, at value..............................................      $     68,526,824      $   670,963,304
                                                                         =====================================
 Shares outstanding................................................             5,786,618           54,784,976
                                                                         =====================================
 Net asset value and maximum offering price per share(a)...........      $          11.84      $         12.25
                                                                         =====================================
CLASS C:
 Net assets, at value..............................................      $    114,572,615      $ 1,496,130,527      $    20,899,687
                                                                         ==========================================================
 Shares outstanding................................................             9,678,676          122,186,033            1,889,051
                                                                         ==========================================================
 Net asset value and maximum offering price per share(a)...........      $          11.84      $         12.24      $         11.06
                                                                         ==========================================================
CLASS R:
 Net assets, at value..............................................      $      2,120,305      $    14,589,104      $       882,315
                                                                         ==========================================================
 Shares outstanding................................................               177,699            1,183,641               79,456
                                                                         ==========================================================
 Net asset value and maximum offering price per share(a)...........      $          11.93      $         12.33      $         11.10
                                                                         ==========================================================
ADVISOR CLASS:
 Net assets, at value..............................................      $      2,347,027      $     9,750,067      $       772,346
                                                                         ==========================================================
 Shares outstanding................................................               195,674              786,746               69,364
                                                                         ==========================================================
 Net asset value and maximum offering price per share(a)...........      $          11.99      $         12.39      $         11.13
                                                                         ==========================================================

(a) Redemption price is equal to net asset value less contingent deferred sales charges, if applicable, and redemption fees retained by the Fund.


                     Semiannual Report | See notes to financial statements. | 47

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF OPERATIONS
for the six months ended June 30, 2005 (unaudited)

                                                                         ----------------------------------------------------------
                                                                             FRANKLIN             FRANKLIN             FRANKLIN
                                                                             TEMPLETON            TEMPLETON            TEMPLETON
                                                                             COREFOLIO         FOUNDING FUNDS        PERSPECTIVES
                                                                          ALLOCATION FUND      ALLOCATION FUND      ALLOCATION FUND
                                                                         ----------------------------------------------------------
Investment income:
 Dividends from Underlying Funds (Note 6) .........................      $        249,376      $    43,754,225      $        56,699
                                                                         ----------------------------------------------------------
Expenses:
 Administrative fees (Note 3a).....................................               220,289            2,010,181               23,625
 Distribution fees (Note 3b)
  Class A..........................................................               461,945            3,790,589               59,452
  Class B..........................................................               339,378            3,249,247                   --
  Class C..........................................................               520,839            5,938,414               57,583
  Class R..........................................................                 5,527               33,717                1,867
 Transfer agent fees (Note 3d).....................................               306,586            2,134,058               50,000
 Custodian fees (Note 4)...........................................                   309                4,543                   --
 Reports to shareholders ..........................................                31,052              149,268                1,236
 Registration and filing fees......................................                77,896              395,947               26,101
 Amortization of offering costs ...................................                    --                   --               38,430
 Professional fees.................................................                12,768               23,707                7,132
 Trustees' fees and expenses ......................................                   753                5,112                   44
 Other.............................................................                 7,742              136,157                   33
                                                                         ----------------------------------------------------------
  Total expenses...................................................             1,985,084           17,870,940              265,503
  Expenses waived/paid by affiliate (Note 3e) .....................                    --                   --              (85,818)
                                                                         ----------------------------------------------------------
   Net expenses ...................................................             1,985,084           17,870,940              179,685
                                                                         ----------------------------------------------------------
    Net investment income (loss)...................................            (1,735,708)          25,883,285             (122,986)
                                                                         ----------------------------------------------------------
Realized and unrealized gains (losses):
  Net realized gain (loss) from:
    Sale of investments in Underlying Funds........................              (124,266)            (400,263)              (4,295)
    Realized gain distributions by Underlying Funds................                    --            1,905,608               30,241
                                                                         ----------------------------------------------------------
    Net realized gain (loss).......................................              (124,266)           1,505,345               25,946
 Net change in unrealized appreciation (depreciation) on
  investments in Underlying Funds..................................            (2,674,034)          42,481,154              552,634
                                                                         ----------------------------------------------------------
Net realized and unrealized gain (loss)............................            (2,798,300)          43,986,499              578,580
                                                                         ----------------------------------------------------------
Net increase (decrease) in net assets resulting from operations....      $     (4,534,008)     $    69,869,784      $       455,594
                                                                         ==========================================================


48 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS

                                                                               ---------------------------------------------------
                                                                                   FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
                                                                               ---------------------------------------------------
                                                                                  SIX MONTHS      FOR THE PERIOD     PERIOD ENDED
                                                                                ENDED JUNE 30,   AUGUST 1, 2004 TO     JULY 31,
                                                                               2005 (UNAUDITED)  DECEMBER 31, 2004      2004(a)
                                                                               ---------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss)  ..........................................     $   (1,735,708)    $    2,244,723    $     (176,412)
  Net realized gain (loss) from Underlying Funds .........................           (124,266)         4,911,200           (21,057)
  Net change in unrealized appreciation (depreciation) on investments
   in Underlying Funds....................................................         (2,674,034)        32,430,401          (210,150)
                                                                               ---------------------------------------------------
    Net increase (decrease) in net assets resulting from operations ......         (4,534,008)        39,586,324          (407,619)
                                                                               ---------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................           (305,468)        (1,319,231)               --
   Class B ...............................................................            (80,880)          (224,407)               --
   Class C ...............................................................           (121,624)          (304,395)               --
   Class R ...............................................................             (2,869)            (9,798)               --
   Advisor Class .........................................................             (2,584)           (14,245)               --
  Net realized gains:
   Class A ...............................................................         (1,942,689)          (904,943)               --
   Class B ...............................................................           (518,099)          (255,081)               --
   Class C ...............................................................           (773,496)          (369,958)               --
   Class R ...............................................................            (18,245)            (7,442)               --
   Advisor Class .........................................................            (16,430)            (8,048)               --
  Tax return of capital:
   Class A ...............................................................                 --                 --          (180,719)
   Class B ...............................................................                 --                 --           (41,268)
   Class C ...............................................................                 --                 --          (112,032)
   Class R ...............................................................                 --                 --              (911)
   Advisor Class .........................................................                 --                 --            (1,532)
                                                                               ---------------------------------------------------
 Total distributions to shareholders .....................................         (3,782,384)        (3,417,548)         (336,462)
                                                                               ---------------------------------------------------
 Capital share transactions: (Note 2)
   Class A ...............................................................         62,477,414         59,770,667       158,377,319
   Class B ...............................................................          3,487,092         16,357,601        44,569,988
   Class C ...............................................................         20,282,986         14,277,374        73,131,258
   Class R ...............................................................            220,335            363,929         1,430,776
   Advisor Class .........................................................            287,073            764,575         1,182,550
                                                                               ---------------------------------------------------
 Total capital share transactions ........................................         86,754,900         91,534,146       278,691,891
                                                                               ---------------------------------------------------

 Redemption fees  ........................................................              1,116                281             2,292
                                                                               ---------------------------------------------------

  Net increase (decrease) in net assets ..................................         78,439,624        127,703,203       277,950,102

Net assets:
 Beginning of period .....................................................        405,653,305        277,950,102                --
                                                                               ---------------------------------------------------
 End of period ...........................................................     $  484,092,929     $  405,653,305    $  277,950,102
                                                                               ===================================================

Undistributed net investment income (loss) included in net assets:
 End of period ...........................................................     $   (1,738,303)    $      510,830    $           --
                                                                               ===================================================

(a)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


                     Semiannual Report | See notes to financial statements. | 49

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                               ---------------------------------------------------
                                                                                FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
                                                                               ---------------------------------------------------
                                                                                  SIX MONTHS      FOR THE PERIOD     PERIOD ENDED
                                                                                ENDED JUNE 30,   AUGUST 1, 2004 TO     JULY 31,
                                                                               2005 (UNAUDITED)  DECEMBER 31, 2004      2004(a)
                                                                               ---------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss)  ..........................................     $   25,883,285     $   41,683,943    $   13,095,141
  Net realized gain (loss) from Underlying Funds .........................          1,505,345         52,895,092           336,168
  Net change in unrealized appreciation (depreciation) on investments
    in Underlying Funds...................................................         42,481,154        193,126,119        10,979,683
                                                                               ---------------------------------------------------
  Net increase (decrease) in net assets resulting from operations ........         69,869,784        287,705,154        24,410,992
                                                                               ---------------------------------------------------
 Distributions to shareholders from:
  Net investment income:
   Class A ...............................................................           (203,901)       (29,522,777)       (1,477,369)
   Class B ...............................................................            (65,991)        (9,055,060)         (599,490)
   Class C ...............................................................           (113,547)       (13,551,966)       (1,094,668)
   Class R ...............................................................             (1,388)          (216,033)            (7,67)
   Advisor Class .........................................................               (867)          (151,940)           (4,901)
  Net realized gains:
   Class A ...............................................................        (19,897,362)        (7,444,102)               --
   Class B ...............................................................         (6,439,603)        (2,836,350)               --
   Class C ...............................................................        (11,080,289)        (4,274,586)               --
   Class R ...............................................................           (135,502)           (55,643)               --
   Advisor Class .........................................................            (84,577)           (34,949)               --
                                                                               ---------------------------------------------------
 Total distributions to shareholders .....................................        (38,023,027)       (67,143,406)       (3,184,102)
                                                                               ---------------------------------------------------
 Capital share transactions: (Note 2)
   Class A ...............................................................      1,139,862,201        648,779,490    $  872,224,582
   Class B ...............................................................         57,094,790        211,117,052       353,450,435
   Class C ...............................................................        560,856,384        326,859,283       528,405,234
   Class R ...............................................................          2,432,464          6,116,010         5,187,546
   Advisor Class .........................................................          1,871,746          2,220,681         4,953,545
                                                                               ---------------------------------------------------
 Total capital share transactions ........................................      1,762,117,585      1,195,092,516     1,764,221,342
                                                                               ---------------------------------------------------

 Redemption fees  ........................................................             21,434              3,024             2,530
                                                                               ---------------------------------------------------

  Net increase (decrease) in net assets ..................................      1,793,985,776      1,415,657,288     1,785,450,762

Net assets:
 Beginning of period .....................................................      3,201,108,050      1,785,450,762                --
                                                                               ---------------------------------------------------
 End of period ...........................................................     $4,995,093,826     $3,201,108,050    $1,785,450,762
                                                                               ===================================================

Undistributed net investment income included in net assets:
 End of period ...........................................................     $   25,863,453     $      365,862    $    9,911,039
                                                                               ===================================================

(a)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.


50 | See notes to financial statements. | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

STATEMENTS OF CHANGES IN NET ASSETS (CONTINUED)

                                                                          ---------------------------------
                                                                                  FRANKLIN TEMPLETON
                                                                             PERSPECTIVES ALLOCATION FUND
                                                                          ---------------------------------
                                                                             SIX MONTHS      FOR THE PERIOD
                                                                           ENDED JUNE 30,    ENDED DECEMBER
                                                                          2005 (UNAUDITED)    31, 2004(a)
                                                                          ---------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income (loss) ......................................     $      (122,986)    $     120,897
  Net realized gain (loss) from Underlying Funds ....................              25,946           226,789
  Net change in unrealized appreciation (depreciation) on
      investments in Underlying Funds ...............................             552,634           899,813
                                                                          ---------------------------------
      Net increase (decrease) in net assets resulting from operations             455,594         1,247,499
                                                                          ---------------------------------
 Distributions to shareholders from:
  Net investment income:
    Class A .........................................................              (4,675)          (94,185)
    Class C .........................................................              (2,550)          (21,357)
    Class R .........................................................                 (87)           (1,203)
    Advisor Class ...................................................                (118)           (1,108)
  Net realized gains:
    Class A .........................................................            (123,895)          (36,215)
    Class C .........................................................             (41,945)          (10,567)
    Class R .........................................................              (3,199)             (470)
    Advisor Class ...................................................              (6,222)             (382)
                                                                          ---------------------------------
 Total distributions to shareholders ................................            (182,691)         (165,487)
                                                                          ---------------------------------
 Capital share transactions: (Note 2)
    Class A .........................................................          42,341,360        15,350,923
    Class C .........................................................          16,294,348         4,303,323
    Class R .........................................................             616,219           251,013
    Advisor Class ...................................................             538,572           182,260
                                                                          ---------------------------------
 Total capital share transactions ...................................          59,790,499        20,087,519
                                                                          ---------------------------------

 Redemption fees ....................................................                 203                 3
                                                                          ---------------------------------

      Net increase (decrease) in net assets .........................          60,063,605        21,169,534

Net assets:
 Beginning of period ................................................          21,169,534                --
                                                                          ---------------------------------
 End of period ......................................................     $    81,233,139     $  21,169,534
                                                                          =================================

Undistributed net investment income (loss) included in net assets:
 End of period ......................................................     $      (123,115)    $       7,301
                                                                          =================================

(a) For the period August 2, 2004 (commencement of operations) to December 31, 2004.


                     Semiannual Report | See notes to financial statements. | 51

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Templeton Fund Allocator Series (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of six separate series. All funds included in this report (the Funds) are non-diversified. The financial statements of the remaining funds in the series are presented separately. The Funds invest primarily in Franklin Templeton mutual funds (the Underlying Funds).

On December 6, 2004, the Board of Trustees approved the change of the Trust's fiscal year end from July 31 to December 31 effective December 31, 2004.

The following summarizes the Funds' significant accounting policies.

A.    SECURITY VALUATION

Net asset value per share is calculated as of the close of trading of the NYSE. Investments in the Underlying Funds are valued at their net asset value each trading day.

B.    INCOME TAXES

No provision has been made for U.S. income taxes because each Fund's policy is to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and to distribute substantially all of its taxable income. Fund distributions to shareholders are determined on an income tax basis and may differ from net investment income and realized gains for financial reporting purposes.

C.    SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS

Securities transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets of the Trust. Fund specific expenses are charged directly to the Fund that incurred the expense.


52 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

1.    ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

C. SECURITY TRANSACTIONS, INVESTMENT INCOME, EXPENSES AND DISTRIBUTIONS (CONTINUED)

The Funds indirectly bear their proportionate share of expenses from the Underlying Funds. Since the Underlying Funds have varied expense levels and the Funds may own different proportions of the Underlying Funds at different times, the amount of expenses incurred indirectly by the Funds will vary.

Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based upon the relative proportion of net assets of each class.

D.    OFFERING COSTS

Offering costs are amortized on a straight line basis over twelve months.

E.    ACCOUNTING ESTIMATES

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

F.    REDEMPTION FEES

Effective June 1, 2004, redemptions and exchanges of Funds' shares held five trading days or less may be subject to the Funds' redemption fee, which is 2% of the amount redeemed. Such fees are retained by the Funds and accounted for as additional paid-in capital.

G.    GUARANTEES AND INDEMNIFICATIONS

Under the Trust's organizational documents, its officers and trustees are indemnified by the Funds against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.


                                                          Semiannual Report | 53

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2.    SHARES OF BENEFICIAL INTEREST

The classes of shares offered within each of the Funds are indicated below. Effective March 1, 2005, Class B shares are only offered to existing Class B shareholders in the form of reinvested distributions and certain exchanges from other Franklin Templeton Class B shares. Each class of shares differs by its initial sales load, contingent deferred sales charges, distribution fees, voting rights on matters affecting a single class and its exchange privilege.

--------------------------------------------------------------------------------
  CLASS A, C, R & ADVISOR CLASS           CLASS B
--------------------------------------------------------------------------------
  Corefolio Allocation Fund               Corefolio Allocation Fund
  Founding Funds Allocation Fund          Founding Funds Allocation Fund
  Perspectives Allocation Fund

At June 30, 2005, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Funds' shares were as follows:

                                            ---------------------------------------------------------------
                                                      COREFOLIO                      FOUNDING FUNDS
                                                   ALLOCATION FUND                   ALLOCATION FUND
                                            ---------------------------------------------------------------
                                              SHARES          AMOUNT           SHARES           AMOUNT
                                            ---------------------------------------------------------------
CLASS A SHARES:
Six months ended June 30, 2005
 Shares sold ..........................      7,089,431    $    84,551,385    102,701,154    $ 1,249,530,469
 Shares issued in reinvestment of
  distributions .......................        178,705          2,135,508      1,540,347         18,915,425
 Shares redeemed ......................     (2,033,685)       (24,209,479)   (10,572,421)      (128,583,693)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............      5,234,451    $    62,477,414     93,669,080    $ 1,139,862,201
                                            ===============================================================
Period ended December 31, 2004(a)
 Shares sold ..........................      6,011,266    $    68,675,228     56,374,001    $   664,632,092
 Shares issued in reinvestment of
  distributions .......................        173,112          2,105,042      2,814,294         34,362,530
 Shares redeemed ......................       (957,402)       (11,009,603)    (4,265,486)       (50,215,132)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............      5,226,976    $    59,770,667     54,922,809    $   648,779,490
                                            ===============================================================
Period ended July 31, 2004(b)
 Shares sold ..........................     14,863,511    $   164,399,078     81,914,040    $   908,640,861
 Shares issued in reinvestment of
  distributions .......................         15,362            167,133        124,602          1,358,166
 Shares redeemed ......................       (555,723)        (6,188,892)    (3,373,573)       (37,774,445)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............     14,323,150    $   158,377,319     78,665,069    $   872,224,582
                                            ===============================================================


54 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2.    SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                            ---------------------------------------------------------------
                                                      COREFOLIO                     FOUNDING FUNDS
                                                   ALLOCATION FUND                  ALLOCATION FUND
                                            ---------------------------------------------------------------
                                              SHARES          AMOUNT            SHARES          AMOUNT
                                            ---------------------------------------------------------------
CLASS B SHARES:
Six months ended June 30, 2005
 Shares sold ..........................        523,734    $     6,198,689      6,458,470    $    78,103,807
 Shares issued in reinvestment of
  distributions .......................         48,531            575,090        503,017          6,141,864
 Shares redeemed ......................       (278,383)        (3,286,687)    (2,246,481)       (27,150,881)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............        293,882    $     3,487,092      4,715,006    $    57,094,790
                                            ===============================================================
Period ended December 31, 2004(a)
 Shares sold ..........................      1,570,713    $    17,740,936     18,249,527    $   212,982,811
 Shares issued in reinvestment of
  distributions .......................         38,123            460,521        918,807         11,172,687
 Shares redeemed ......................       (162,864)        (1,843,856)    (1,114,649)       (13,038,446)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............      1,445,972    $    16,357,601     18,053,685    $   211,117,052
                                            ===============================================================
Period ended July 31, 2004(b)
 Shares sold ..........................      4,161,271    $    45,825,737     32,905,563    $   363,356,716
 Shares issued in reinvestment of
  distributions .......................          3,588             38,961         51,917            565,372
 Shares redeemed ......................       (118,095)        (1,294,710)      (941,195)       (10,471,653)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............      4,046,764    $    44,569,988     32,016,285    $   353,450,435
                                            ===============================================================
CLASS C SHARES:
Six months ended June 30, 2005
 Shares sold ..........................      2,450,821    $    28,957,774     50,563,030    $   611,803,919
 Shares issued in reinvestment of
  distributions .......................         69,914            827,782        796,837          9,729,392
 Shares redeemed ......................       (806,988)        (9,502,570)    (5,024,098)       (60,676,927)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............      1,713,747    $    20,282,986     46,335,769    $   560,856,384
                                            ===============================================================
Period ended December 31, 2004(a)
 Shares sold ..........................      2,103,780    $    23,849,828     28,987,638    $   339,687,778
 Shares issued in reinvestment of
  distributions .......................         51,436            620,828      1,263,334         15,362,130
 Shares redeemed ......................       (887,978)       (10,193,282)    (2,422,401)       (28,190,625)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............      1,267,238    $    14,277,374     27,828,571    $   326,859,283
                                            ===============================================================
Period ended July 31, 2004(b)
 Shares sold ..........................      6,933,339    $    75,723,648     49,769,238    $   547,924,862
 Shares issued in reinvestment of
  distributions .......................          9,577            103,912         90,545            986,039
 Shares redeemed ......................       (245,225)        (2,696,302)    (1,838,090)       (20,505,667)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............      6,697,691    $    73,131,258     48,021,693    $   528,405,234
                                            ===============================================================


                                                          Semiannual Report | 55

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2. SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                            ---------------------------------------------------------------
                                                      COREFOLIO                      FOUNDING FUNDS
                                                   ALLOCATION FUND                   ALLOCATION FUND
                                            ---------------------------------------------------------------
                                              SHARES          AMOUNT            SHARES          AMOUNT
                                            ---------------------------------------------------------------
CLASS R SHARES:
Six months ended June 30, 2005
 Shares sold ..........................         57,303    $       682,475        336,420    $     4,096,631
 Shares issued in reinvestment of
  distributions .......................          1,760             20,984         11,097            136,165
 Shares redeemed ......................        (40,957)          (483,124)      (149,285)        (1,800,332)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............         18,106    $       220,335        198,232    $     2,432,464
                                            ===============================================================
Period ended December 31, 2004(a)
 Shares sold ..........................         36,170    $       414,130        514,529    $     6,051,359
 Shares issued in reinvestment of
  distributions .......................          1,407             17,087         22,271            271,714
 Shares redeemed ......................         (5,993)           (67,288)       (17,175)          (207,063)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............         31,584    $       363,929        519,625    $     6,116,010
                                            ===============================================================
Period ended July 31, 2004(b)
 Shares sold ..........................        141,795    $     1,585,641        476,583    $     5,309,995
 Shares issued in reinvestment of
  distributions .......................             78                846            653              7,124
 Shares redeemed ......................        (13,864)          (155,711)       (11,452)          (129,573)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............        128,009    $     1,430,776        465,784    $     5,187,546
                                            ===============================================================
ADVISOR CLASS SHARES:
Six months ended June 30, 2005

 Shares sold ..........................         39,595    $       472,402        195,058    $     2,371,124
 Shares issued in reinvestment of
  distributions .......................          1,584             18,961          6,740             83,035
 Shares redeemed ......................        (17,164)          (204,290)       (47,676)          (582,413)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............         24,015    $       287,073        154,122    $     1,871,746
                                            ===============================================================
Period ended December 31, 2004(a)
 Shares sold ..........................         74,084    $       868,160        243,405    $     2,870,998
 Shares issued in reinvestment of
  distributions .......................          1,502             18,282         13,837            169,360
 Shares redeemed ......................        (11,031)          (121,867)       (68,287)          (819,677)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............         64,555    $       764,575        188,955    $     2,220,681
                                            ===============================================================
Period ended July 31, 2004(b)
 Shares sold ..........................        123,321    $     1,363,823        478,067    $     5,339,059
 Shares issued in reinvestment of
  distributions .......................            134              1,461            431              4,709
 Shares redeemed ......................        (16,351)          (182,734)       (34,829)          (390,223)
                                            ---------------------------------------------------------------
 Net increase (decrease) ..............        107,104    $     1,182,550        443,669    $     4,953,545
                                            ===============================================================


56 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2.    SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             --------------------------
                                                    PERSPECTIVES
                                                  ALLOCATION FUND
                                             --------------------------
                                               SHARES         AMOUNT
                                             --------------------------
CLASS A SHARES:
Six months ended June 30, 2005
 Shares sold ...........................      3,945,323    $ 43,556,204
 Shares issued in reinvestment of
  distributions ........................         11,158         124,182
 Shares redeemed .......................       (121,234)     (1,339,026)
                                             --------------------------
 Net increase (decrease) ...............      3,835,247    $ 42,341,360
                                             ==========================
Period ended December 31, 2004(c)
 Shares sold ...........................      1,451,180    $ 15,428,630
 Shares issued in reinvestment of
  distributions ........................         11,285         125,493
 Shares redeemed .......................        (19,087)       (203,200)
                                             --------------------------
 Net increase (decrease) ...............      1,443,378    $ 15,350,923
                                             ==========================
CLASS C SHARES:
Six months ended June 30, 2005
 Shares sold ...........................      1,500,954    $ 16,512,061
 Shares issued in reinvestment of
  distributions ........................          3,920          43,515
 Shares redeemed .......................        (23,682)       (261,228)
                                             --------------------------
 Net increase (decrease) ...............      1,481,192    $ 16,294,348
                                             ==========================
Period ended December 31, 2004(c)
 Shares sold ...........................        406,940    $  4,291,851
 Shares issued in reinvestment of
  distributions ........................          2,808          31,193
 Shares redeemed .......................         (1,889)        (19,721)
                                             --------------------------
 Net increase (decrease) ...............        407,859    $  4,303,323
                                             ==========================
CLASS R SHARES:
Six months ended June 30, 2005
 Shares sold ...........................         59,574    $    653,008
 Shares issued in reinvestment of
  distributions ........................            288           3,211
 Shares redeemed .......................         (3,655)        (40,000)
                                             --------------------------
 Net increase (decrease) ...............         56,207    $    616,219
                                             ==========================
Period ended December 31, 2004(c)
 Shares sold ...........................         23,118    $    249,560
 Shares issued in reinvestment of
  distributions ........................            142           1,573
 Shares redeemed .......................            (11)           (120)
                                             --------------------------
 Net increase (decrease) ...............         23,249    $    251,013
                                             ==========================


                                                          Semiannual Report | 57

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

2.    SHARES OF BENEFICIAL INTEREST (CONTINUED)

                                             --------------------------
                                                    PERSPECTIVES
                                                  ALLOCATION FUND
                                             --------------------------
                                               SHARES         AMOUNT
                                             --------------------------
ADVISOR CLASS SHARES:
Six months ended June 30, 2005
 Shares sold ...........................        136,433    $  1,490,343
 Shares issued in reinvestment of
  distributions ........................            559           6,230
 Shares redeemed .......................        (85,173)       (958,001)
                                             --------------------------
 Net increase (decrease) ...............         51,819    $    538,572
                                             ==========================
Period ended December 31, 2004(c)

 Shares sold ...........................         17,716    $    183,806
 Shares issued in reinvestment of
  distributions ........................            124           1,379
 Shares redeemed .......................           (295)         (2,925)
                                             --------------------------
 Net increase (decrease) ...............         17,545    $    182,260
                                             ==========================

(a)   For the period August 1, 2004 to December 31, 2004.

(b)   For the period August 15, 2003 (commencement of operations) to July 31,
      2004.

(c) For the period August 2, 2004 (commencement of operations) to December 31, 2004.

3.    TRANSACTIONS WITH AFFILIATES

Franklin Resources, Inc. is the holding company for various subsidiaries that together are referred to as Franklin Templeton Investments. Certain officers and trustees of the Trust are also officers and/or directors of some of the Underlying Funds and the following subsidiaries:

-----------------------------------------------------------------------------------------
SUBSIDIARY                                                       AFFILIATION
-----------------------------------------------------------------------------------------
  Franklin Templeton Services LLC (FT Services)                   Administrative manager
  Franklin Templeton Distributors Inc. (Distributors)             Principal underwriter
  Franklin Templeton Investor Services LLC (Investor Services)    Transfer agent

A.    ADMINISTRATIVE FEES

The Funds pay an administrative fee to FT Services of 0.10% per year of the Funds' average daily net assets for administrative services including monitoring and rebalancing the percentage of each Fund's investment in the Underlying Funds.

B.    DISTRIBUTION FEES

The Funds reimburse Distributors up to 0.35%, 1.00%, 1.00%, and 0.50% per year of the average daily net assets of Class A, Class B, Class C, and Class R, respectively, for costs incurred in marketing the Funds' shares under a Rule 12b-1 plan. Under the Class A distribution plan, costs exceeding the maximum for the current plan year cannot be reimbursed in subsequent periods.


58 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

3.    TRANSACTIONS WITH AFFILIATES (CONTINUED)

C.    SALES CHARGES/UNDERWRITING AGREEMENTS

Distributors has advised the Funds of the following commission transactions related to the sales and redemptions of the Funds' shares for the period:

                                              ----------------------------------------------------------
                                              FRANKLIN TEMPLETON  FRANKLIN TEMPLETON  FRANKLIN TEMPLETON
                                                  COREFOLIO         FOUNDING FUNDS       PERSPECTIVES
                                               ALLOCATION FUND     ALLOCATION FUND     ALLOCATION FUND
                                              ----------------------------------------------------------
Net sales charges received..................      $ 481,935          $ 7,113,260          $ 244,285
Contingent deferred sales charges retained..      $  95,124          $   813,353          $   1,618

D.    TRANSFER AGENT FEES

The Funds paid transfer agent fees as noted in the Statements of Operations of which the following amounts were retained by Investor Services:

                                              ----------------------------------------------------------
                                                   FRANKLIN            FRANKLIN             FRANKLIN
                                                   TEMPLETON          TEMPLETON             TEMPLETON
                                                   COREFOLIO        FOUNDING FUNDS        PERSPECTIVES
                                                ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                                              ----------------------------------------------------------
Transfer agent fees.........................       $ 271,403          $ 2,134,058            $ 47,641

E.    VOLUNTARY WAIVER AND EXPENSE REIMBURSEMENT

FT Services agreed in advance to voluntarily waive administrative fees and assume payment of other expenses for Franklin Templeton Perspectives Allocation Fund, as noted in the Statement of Operations. Total expenses waived by FT Services are not subject to reimbursement by the Funds subsequent to the Fund's fiscal year end.

4.    INCOME TAXES

Net realized gains (losses) differ for financial statement and tax purposes primarily due to differing treatments of wash sales.

At June 30, 2005, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:

                                              ----------------------------------------------------------
                                                   FRANKLIN            FRANKLIN             FRANKLIN
                                                   TEMPLETON           TEMPLETON            TEMPLETON
                                                   COREFOLIO        FOUNDING FUNDS        PERSPECTIVES
                                                ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                                              ----------------------------------------------------------
Cost of investments.........................     $ 454,446,363      $ 4,707,282,988       $  79,053,197
                                              ==========================================================

Unrealized appreciation.....................     $  29,219,200      $   245,897,388       $   1,448,027
Unrealized depreciation.....................                --                   --                  --
                                              ----------------------------------------------------------
Net unrealized appreciation (depreciation)..     $  29,219,200      $   245,897,388       $   1,448,027
                                              ==========================================================


                                                          Semiannual Report | 59

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

5.    INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term securities) for the period ended June 30, 2005, were as follows:

                                              ----------------------------------------------------------
                                                   FRANKLIN            FRANKLIN             FRANKLIN
                                                   TEMPLETON           TEMPLETON            TEMPLETON
                                                   COREFOLIO        FOUNDING FUNDS        PERSPECTIVES
                                                ALLOCATION FUND     ALLOCATION FUND      ALLOCATION FUND
                                              ----------------------------------------------------------
Purchases...................................     $ 92,077,027       $1,741,883,441        $  59,393,551
Sales.......................................     $  9,150,572       $   13,217,515        $     147,202

6.    INVESTMENTS IN UNDERLYING FUNDS

The Funds invest primarily in the Underlying Funds which are managed by Advisors or an affiliate of Advisors. The Funds do not invest in the Underlying Funds for the purpose of exercising management or control. At June 30, 2005, the Funds held the following positions which exceed 5% of the Underlying Fund's shares outstanding.

--------------------------------------------------------------------------------
  NAME OF ISSUER                                           % OF SHARES HELD
--------------------------------------------------------------------------------
  FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND
   Franklin Capital Growth Fund, Advisor Class ....             7.01%
   Franklin Custodian Funds - Franklin Growth
    Fund, Advisor Class ...........................             5.55%
  FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND
   Mutual Shares Fund, Class Z ....................            12.05%
   Templeton Growth Fund, Inc. Advisor Class ......             6.66%

The Funds may invest in the Franklin Institutional Fiduciary Trust Money Market Portfolio (the Sweep Money Fund), an open-end investment company managed by Advisers. Pursuant to a SEC exemptive order specific to the Funds' investment in the Sweep Money Fund, administrative fees are reduced on assets invested in the Sweep Money Fund, in an amount not to exceed management fees paid by the Sweep Money Fund.


60 |  Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

7.    REGULATORY MATTERS

INVESTIGATIONS AND SETTLEMENTS

As part of various investigations by a number of federal, state, and foreign regulators and governmental entities, including the Securities and Exchange Commission ("SEC"), the California Attorney General's Office ("CAGO"), and the National Association of Securities Dealers, Inc. ("NASD"), relating to certain practices in the mutual fund industry, including late trading, market timing and marketing support payments to securities dealers who sell fund shares, Franklin Resources, Inc. and certain of its subsidiaries (as used in this section, together, the "Company"), as well as certain current or former executives and employees of the Company, provided documents and information in response to subpoenas and/or requests for documents, information and/or testimony. Beginning in August 2004, the Company entered into settlements with certain of the regulators and a governmental entity investigating the mutual fund industry practices noted above. The Company believes that settlement of each of the matters is in the best interest of the Company and shareholders of the Franklin, Templeton, and Mutual Series mutual funds (the "funds").

Two of the settlement agreements, those with the SEC and the CAGO concerning marketing support payments, provide that the distribution of settlement monies are to be made to the relevant funds, not to individual shareholders. The CAGO has approved the distribution plan pertaining to the distribution of the monies owed under the CAGO settlement agreement and, in accordance with the terms and conditions of that settlement, the monies were disbursed to the participating funds. The Trust did not participate in the CAGO settlement. The SEC has not yet approved the distribution plan pertaining to the SEC settlement. When approved, disbursements of settlement monies under the SEC's settlement will be made promptly in accordance with the terms and conditions of that order.

OTHER LEGAL PROCEEDINGS

On April 12, 2005, the Attorney General of West Virginia filed a complaint in the Circuit Court of Marshall County, West Virginia against a number of companies engaged in the mutual fund industry, including Franklin Resources, Inc. and its subsidiary, Franklin Advisers, Inc., and certain other parties alleging violations of the West Virginia Consumer Credit and Protection Act and seeking, among other things, civil penalties and attorneys' fees and costs. Defendants have since removed the matter to the United States District Court for the Northern District of West Virginia. To the extent applicable to the Company, the complaint arises from activity that occurred in 2001 and duplicates, in whole or in part, the allegations asserted in the February 4, 2004 Massachusetts Administrative Complaint concerning one instance of market timing (the "Administrative Complaint") and the SEC's findings regarding market timing in its August 2, 2004 Order (the "SEC Order"), both of which matters were previously reported.


                                                          Semiannual Report | 61

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

7.    REGULATORY MATTERS (CONTINUED)

OTHER LEGAL PROCEEDINGS (CONTINUED)

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds, and certain current and former officers, employees, and directors have been named in multiple lawsuits in different courts alleging violations of various federal securities laws and seeking, among other relief, monetary damages, restitution, removal of fund trustees, directors, advisers, administrators, and distributors, rescission of management contracts and 12b-1 plans, and/or attorneys' fees and costs. Specifically, the lawsuits claim breach of duty with respect to alleged arrangements to permit market timing and/or late trading activity, or breach of duty with respect to the valuation of the portfolio securities of certain Templeton funds managed by Franklin Resources, Inc. subsidiaries, resulting in alleged market timing activity. The majority of these lawsuits duplicate, in whole or in part, the allegations asserted in the Administrative Complaint and the SEC's findings regarding market timing in the SEC Order. The lawsuits are styled as class actions, or derivative actions on behalf of either the named funds or Franklin Resources, Inc.

The Company, in addition to certain Franklin, Templeton, and Mutual Series mutual funds and certain current and former officers, employees, and directors, have been named in multiple lawsuits alleging violations of various securities laws and pendent state law claims relating to the disclosure of marketing support payments and/or payment of allegedly excessive commissions and/or advisory or distribution fees, and seeking, among other relief, monetary damages, restitution, rescission of advisory contracts, including recovery of all fees paid pursuant to those contracts, an accounting of all monies paid to the named advisers, declaratory relief, injunctive relief, and/or attorneys' fees and costs. These lawsuits are styled as class actions or derivative actions brought on behalf of the Funds and other funds.

The Company and fund management strongly believe that the claims made in each of the lawsuits described above are without merit and intends to defend against them vigorously. The Company cannot predict with certainty the eventual outcome of these lawsuits, nor whether they will have a material negative impact on the Company. Public trust and confidence are critical to the Company's business and any material loss of investor and/or client confidence could result in a significant decline in assets under management by the Company, which would have an adverse effect on future financial results. If it is determined that the Company bears responsibility for any unlawful or inappropriate conduct that caused losses to the Funds, it is committed to making the Funds or their shareholders whole, as appropriate. The Company is committed to taking all appropriate actions to protect the interests of its funds' shareholders.


62 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

SHAREHOLDER INFORMATION

BOARD REVIEW OF MANAGEMENT ARRANGEMENTS

At a meeting held February 28, 2005, the Board of Trustees ("Board"), including a majority of non-interested or independent Trustees, approved renewal of the investment advisory allocation agreement and/or fund administration agreements (herein referred to as "Management Agreement") for each of five separate funds comprising Franklin Templeton Fund Allocator Series ("Fund(s)"). The approvals did not include Franklin Templeton Perspectives Allocation Fund, which is a recently formed fund whose initial Management Agreement was approved in March 2004. In reaching its decision, the Board took into account information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the annual renewal review process. Information furnished and discussed throughout the year included investment performance reports and related financial information for each Fund, as well as periodic reports on shareholder services, legal compliance, pricing, brokerage commissions and execution and other services provided by Franklin Advisers, Inc. ("Manager") and its affiliates ("FT Managers"). Information furnished specifically in connection with the renewal process included a report for each Fund prepared by Lipper Financial Services ("Lipper"), an independent organization, as well as a Fund profitability analysis report prepared by management. The Lipper reports compared each Fund's investment performance and expenses with those of other mutual funds deemed comparable to the Fund as selected by Lipper. The Fund profitability analysis report discussed the profitability to Franklin Templeton Investments from its overall U.S. fund operations, as well as on an individual fund-by-fund basis. Included with such profitability analysis report was information on a fund-by-fund basis listing portfolio managers and other accounts they manage, as well as information on management fees charged by the FT Manager including management's explanation of differences where relevant and a three-year expense analysis with an explanation for any increase in expense ratios. Additional information accompanying such report was a memorandum prepared by management describing enhancements to the services provided to the Funds by the Franklin Templeton Investments organization, as well as a memorandum relating to economies of scale.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel. While the Management Agreements for all Funds were approved at the same Board meeting, the Trustees dealt with each Fund separately. In approving continuance of the Management Agreement for each Fund, the Board, including a majority of independent Trustees, determined that the existing fee structure was fair and reasonable and that continuance of the Management Agreement was in the best interests of each Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's decision.

NATURE, EXTENT AND QUALITY OF SERVICES. The Board was satisfied with the nature and quality of the overall services provided by the FT Managers to the Funds and their shareholders. In addition to investment performance and expenses discussed later, the Board's opinion was based, in part, upon periodic reports furnished them showing that the investment policies


                                                          Semiannual Report | 63

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

BOARD REVIEW OF MANAGEMENT ARRANGEMENTS (CONTINUED)

and restrictions for each Fund were consistently complied with as well as other reports periodically furnished the Board covering matters such as the compliance of portfolio managers and other management personnel with the code of ethics adopted throughout the Franklin Templeton fund complex, the adherence to fair value pricing procedures established by the Board, and the accuracy of net asset value calculations. The Board also noted the extent of benefits provided Fund shareholders from being part of the Franklin Templeton family of funds, including the right to exchange investments between the same class of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the right to combine holdings in other funds to obtain a reduced sales charge. Favorable consideration was given to management's efforts and expenditures in establishing back-up systems and recovery procedures to function in the event of a natural disaster, it being noted by the Board that such systems and procedures had functioned smoothly during the hurricanes and blackout experienced last year in Florida. Other factors taken into account by the Board were the FT Managers' best execution trading policies, including a favorable third-party report on portfolio execution, as well as the compliance procedures and qualifications of the Chief Compliance Officer established in accordance with recently adopted SEC requirements. Consideration was also given to the experience of each Fund's portfolio management team, the number of accounts managed and general method of compensation. In this latter respect, the Board noted that a primary factor in management's determination of a portfolio manager's bonus compensation was the relative investment performance of the funds he or she managed so as to be aligned with the interests of Fund shareholders. The Board also took into account the transfer agent and shareholder services provided Fund shareholders by an affiliate of the Manager, noting continuing expenditures by management to increase and improve the scope of such services, periodic favorable reports on such service conducted by third parties such as Dalbar, and the firsthand experience of the individual Trustees who deal with the shareholder services department in their capacities as shareholders in one or more of the various Franklin Templeton funds.

INVESTMENT PERFORMANCE. The Board placed significant emphasis on the investment performance of each Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular attention in assessing performance was given to the Lipper reports furnished for the contract renewals. The Lipper report prepared for each individual Fund showed the investment performance of Class A shares, in comparison to a performance universe selected by Lipper. Comparative performance for each Fund was shown for the one-year period ended December 31, 2004, and for additional periods ended that date depending on when a particular Fund commenced operations. The following summarizes the performance results for each of the Funds and the Board's view of such performance.

FRANKLIN TEMPLETON COREFOLIO ALLOCATION FUND - The performance universe for this Fund consisted of all retail and institutional multi-cap core funds as selected by Lipper. The Fund has not been in existence for more than one full year and the Lipper report showed its income and total


64 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

BOARD REVIEW OF MANAGEMENT ARRANGEMENTS (CONTINUED)

return for the one-year period to be in the second highest quintile and upper half of such performance universe, respectively. The Board was satisfied with such performance.

FRANKLIN TEMPLETON FOUNDING FUNDS ALLOCATION FUND - The performance universe for this Fund consisted of the Fund and all retail and institutional multi-cap core funds as selected by Lipper. This Fund has not been in existence for more than one full year and the Lipper report showed its income and total return for the one-year period to be in the highest and second highest quintiles of such performance universe, respectively. The Board was satisfied with such performance.

COMPARATIVE EXPENSES. Consideration was given to the management fee and total expense ratios of each Fund compared with those of a group of retail front-end load fund of funds selected by Lipper as its appropriate Lipper expense group. Prior to making such comparisons, the Board relied upon a survey showing that the scope of management services covered under a Fund's Management Agreement was similar to those provided by fund managers to other mutual fund groups that would be used as a basis of comparison in the Lipper reports. In reviewing comparative costs, emphasis was given to each Fund's management fee in comparison with the effective management fee that would have been charged by other funds within its Lipper expense group assuming they were the same size as the Fund, as well as the actual total expenses of the Fund in comparison with those of its Lipper expense group. The Board noted that for the Franklin Templeton Corefolio Allocation Fund and the Franklin Templeton Founding Funds Allocation Fund, there is no investment advisory contract or investment advisory fee, but only an administration agreement with FT Services. The Lipper effective management fee analysis includes the advisory and administrative fees directly charged to each Fund as being part of the management fee, with the management fees charged underlying funds being included within actual total expenses. Effective management fees and total expenses for comparative consistency are shown by Lipper for Fund Class A shares. The Lipper expense group for Franklin Templeton Corefolio Allocation Fund consisted of eight funds, with the Fund's effective management fee and actual total expenses each being the fourth lowest of such group, with actual total expenses excluding 12b-1 fees being the third lowest of such group. The Board found such expenses acceptable noting that the Fund had benefited from a partial waiver or reimbursement of expenses. The Lipper expense group for Franklin Templeton Founding Funds Allocation Fund consisted of eight funds, with the Fund's effective management fee and actual total expenses being the fourth lowest of such group, with actual total expenses excluding 12b-1 fees being the third lowest of such group. The Board found such expenses to be acceptable, noting that the Fund had benefited from a partial waiver or reimbursement of expenses.

MANAGEMENT PROFITABILITY. The Board also considered the level of profits realized by the FT Managers in connection with the operation of each Fund. In this respect, the Board reviewed the Fund profitability analysis that addresses the overall profitability of Franklin Templeton's U.S. fund business, as well as its profits in providing management and other services to each of the individual funds. The Board also considered the extent to which the FT


                                                          Semiannual Report | 65

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

BOARD REVIEW OF MANAGEMENT ARRANGEMENTS (CONTINUED)

Managers might derive ancillary benefits from fund operations, including its interest in a joint venture entity which finances up-front commissions paid to brokers/dealers who sold fund Class B shares, as well as potential benefits resulting from allocation of fund brokerage and the use of "soft" commission dollars to pay for research. Specific attention was given to the methodology followed in allocating costs to each Fund, it being recognized that allocation methodologies are inherently subjective and various allocation methodologies may each be reasonable while producing different results. In this respect, the Board noted that the cost allocation methodology was consistent with that followed in profitability report presentations for the Funds made in prior years and that it had engaged on a biennial basis the Fund's independent accountants to perform certain procedures specified by the Board solely for its purpose and use. It was also noted that legal costs and payments incurred by Franklin Templeton in resolving various legal proceedings arising from its U.S. fund operations had not been allocated to the Funds for purposes of determining profitability. Included in the analysis for each Fund were the revenue and related costs broken down separately from the management, underwriting and shareholder services functions provided by the Manager and its affiliates to each Fund, as well as the relative contribution of each Fund to the profitability of the Manager's parent. In reviewing and discussing such analysis, management discussed with the Board its belief that costs incurred in establishing the infrastructure necessary to the type of mutual fund operations conducted by the Manager and its corporate affiliates may not be fully reflected in the expenses allocated to each Fund in determining its profitability, as well as the fact that the level of profits, to a certain extent, reflected operational cost savings and efficiencies initiated by management. The Board also took into account management's expenditures in improving shareholder services provided the Funds, as well as the need to meet additional regulatory and compliance requirements resulting from the Sarbanes-Oxley Act and recent SEC requirements. In addition, the Board considered a third-party study comparing the profitability of the Manager's parent on an overall basis as compared to other publicly held managers broken down to show profitability from management operations exclusive of distribution expenses, as well as profitability including distribution expenses. Based upon their consideration of all these factors, the Board determined that the level of profits realized by the Manager under its Management Agreement with each Fund was not excessive in view of the nature, quality and extent of services provided.

ECONOMIES OF SCALE. The Board also considered whether economies of scale are realized by the FT Managers as the Funds grow larger and the extent to which this is reflected in the level of management fees charged. While recognizing that any precise determination is inherently subjective, the Trustees noted that based upon the Fund profitability analysis, it appears that as some funds get larger, at some point economies of scale do result in the FT Managers realizing a larger profit margin on management services provided such a fund. The Board also noted that economies of scale are shared with a fund and its shareholders through management fee breakpoints so that as a fund grows in size, its effective management fee rate declines. The fees charged the underlying funds in which the Funds may invest provide for management fee


66 | Semiannual Report

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

BOARD REVIEW OF MANAGEMENT ARRANGEMENTS (CONTINUED)

breakpoints. Consequently, to the extent economies of scale may be realized by the investment managers of these Funds, the schedule of fees under their Management Agreements provide a sharing of benefits with a Fund and its shareholders. Franklin Templeton Corefolio Allocation Fund and Franklin Templeton Founding Funds Allocation Fund each have entered into an adminstrative services agreement with FT Services, providing for a fee of 0.10% at all asset levels. The Board also intends to monitor future growth of these Funds to see if a breakpoint reduction at some asset level should be considered.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has established Proxy Voting Policies and Procedures ("Policies") that the Trust uses to determine how to vote proxies relating to portfolio securities. Shareholders may view the Trust's complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at 1-954/847-2268 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Trust's proxy voting records are also made available online at franklintempleton.com and posted on the U.S. Securities and Exchange Commission's website at sec.gov and reflect the most recent 12-month period ended June 30.

QUARTERLY STATEMENT OF INVESTMENTS

The Trust files a complete statement of investments with the U.S. Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's website at sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800/SEC-0330.


                                                          Semiannual Report | 67

                       This page intentionally left blank.

LITERATURE REQUEST

LITERATURE REQUEST. TO RECEIVE A BROCHURE AND PROSPECTUS, PLEASE CALL US AT 1-800/DIAL BEN(R) (1-800/342-5236) OR VISIT FRANKLINTEMPLETON.COM. INVESTORS SHOULD CAREFULLY CONSIDER A FUND'S INVESTMENT GOALS, RISKS, CHARGES AND EXPENSES BEFORE INVESTING. THE PROSPECTUS CONTAINS THIS AND OTHER INFORMATION. PLEASE CAREFULLY READ THE PROSPECTUS BEFORE INVESTING. To ensure the highest quality of service, we may monitor, record and access telephone calls to or from our service departments. These calls can be identified by the presence of a regular beeping tone.

FRANKLIN TEMPLETON INVESTMENTS

INTERNATIONAL

Mutual European Fund
Templeton China World Fund
Templeton Developing Markets Trust
Templeton Foreign Fund
Templeton Foreign Smaller Companies Fund
Templeton International (Ex EM) Fund

GLOBAL

Mutual Discovery Fund
Templeton Global Long-Short Fund
Templeton Global Opportunities Trust
Templeton Global Smaller Companies Fund
Templeton Growth Fund
Templeton World Fund

GROWTH

Franklin Aggressive Growth Fund
Franklin Capital Growth Fund
Franklin Flex Cap Growth Fund
Franklin Small-Mid Cap Growth Fund
Franklin Small Cap Growth Fund II(1)

VALUE

Franklin Balance Sheet Investment Fund(2)
Franklin Equity Income Fund
Franklin Large Cap Value Fund
Franklin MicroCap Value Fund(2)
Franklin MidCap Value Fund
Franklin Small Cap Value Fund
Mutual Beacon Fund
Mutual Qualified Fund
Mutual Recovery Fund(3)
Mutual Shares Fund

BLEND

Franklin Blue Chip Fund
Franklin Convertible Securities Fund
Franklin Growth Fund
Franklin Rising Dividends Fund
Franklin U.S. Long-Short Fund

SECTOR

Franklin Biotechnology Discovery Fund
Franklin DynaTech Fund
Franklin Global Communications Fund
Franklin Global Health Care Fund
Franklin Gold and Precious Metals Fund
Franklin Natural Resources Fund
Franklin Real Estate Securities Fund
Franklin Technology Fund
Franklin Utilities Fund
Mutual Financial Services Fund

ASSET ALLOCATION

Franklin Templeton Corefolio
  Allocation Fund
Franklin Templeton Founding Funds Allocation Fund
Franklin Templeton Perspectives Allocation Fund

TARGET FUNDS

Franklin Templeton Conservative Target Fund
Franklin Templeton Growth Target Fund
Franklin Templeton Moderate Target Fund

INCOME

Franklin Adjustable U.S. Government
  Securities Fund(4)
Franklin's AGE High Income Fund
Franklin Floating Rate Daily Access Fund
Franklin Income Fund
Franklin Limited Maturity
  U.S. Government Securities Fund(4)
Franklin Low Duration Total Return Fund
Franklin Real Return Fund
Franklin Strategic Income Fund
Franklin Strategic Mortgage Portfolio
Franklin Templeton Hard Currency Fund
Franklin Total Return Fund
Franklin U.S. Government Securities Fund(4)
Templeton Global Bond Fund
Templeton Income Fund

TAX-FREE INCOME(5)

NATIONAL FUNDS

Double Tax-Free Income Fund
Federal Tax-Free Income Fund
High Yield Tax-Free Income Fund
Insured Tax-Free Income Fund(6)

LIMITED-TERM FUNDS

California Limited-Term Tax-Free Income Fund
Federal Limited-Term Tax-Free Income Fund
New York Limited-Term Tax-Free Income Fund

INTERMEDIATE-TERM FUNDS

California Intermediate-Term
  Tax-Free Income Fund
Federal Intermediate-Term
  Tax-Free Income Fund
New York Intermediate-Term
  Tax-Free Income Fund

STATE-SPECIFIC

Alabama
Arizona
California(7)
Colorado
Connecticut
Florida(7)
Georgia
Kentucky
Louisiana
Maryland
Massachusetts(6)
Michigan(6)
Minnesota(6)
Missouri
New Jersey
New York(7)
North Carolina
Ohio(7)
Oregon
Pennsylvania
Tennessee
Virginia

INSURANCE FUNDS

Franklin Templeton Variable Insurance Products
  Trust(8)

(1) The fund is closed to new investors. Existing shareholders can continue adding to their accounts.

(2) The fund is only open to existing shareholders and select retirement plans.

(3) The fund is a continuously offered, closed-end fund. Shares may be purchased daily; there is no daily redemption. However, each quarter, pending board approval, the fund will authorize the repurchase of 5%-25% of the outstanding number of shares. Investors may tender all or a portion of their shares during the tender period.

(4) An investment in the fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution.

(5) For investors subject to the alternative minimum tax, a small portion of fund dividends may be taxable. Distributions of capital gains are generally taxable.

(6)   Portfolio of insured municipal securities.

(7) These funds are available in two or more variations, including long-term portfolios, portfolios of insured securities, a high-yield portfolio (CA) and limited-term, intermediate-term and money market portfolios (CA and NY).

(8) The funds of the Franklin Templeton Variable Insurance Products Trust are generally available only through insurance company variable contracts.

06/05                                          Not part of the semiannual report

    [LOGO](R)
FRANKLIN TEMPLETON              One Franklin Parkway
   INVESTMENTS                  San Mateo, CA 94403-1906

|_|   WANT TO RECEIVE THIS DOCUMENT FASTER VIA EMAIL?

      Eligible shareholders can sign up for eDelivery at franklintempleton.com. See inside for details.

SEMIANNUAL REPORT AND SHAREHOLDER LETTER

FRANKLIN TEMPLETON
FUND ALLOCATOR SERIES

INVESTMENT MANAGER

Franklin Advisers, Inc.

DISTRIBUTOR

Franklin Templeton Distributors, Inc.
1-800/DIAL BEN(R)
franklintempleton.com

SHAREHOLDER SERVICES

1-800/632-2301

Authorized for distribution only when accompanied or preceded by a prospectus. Investors should carefully consider a fund's investment goals, risks, charges and expenses before investing. The prospectus contains this and other information; please read it carefully before investing.

To ensure the highest quality of service, telephone calls to or from our service departments may be monitored, recorded and accessed. These calls can be identified by the presence of a regular beeping tone.

FAS2  S2005 08/05

      Item 2. Code of Ethics.

(a) The Registrant has adopted a code of ethics that applies to its principal executive officers and principal financial and accounting officer.

(c) N/A

(d) N/A

(f) Pursuant to Item 12(a)(1), the Registrant is attaching as an exhibit a copy of its code of ethics that applies to its principal executive officers and principal financial and accounting officer.

      Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant has an audit committee financial expert serving on its audit committee.

(2) The audit committee financial expert is Frank W. T. LaHaye and he is "independent" as defined under the relevant Securities and Exchange Commission Rules and Releases.

      Item 4. Principal Accountant Fees and Services. N/A

      Item 5. Audit Committee of Listed Registrants. N/A

      Item 6. Schedule of Investments. N/A

      Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. N/A

      Item 8. Portfolio Managers of Closed-End Management Investment Companies. N/A

      Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. N/A

      Item 10. Submission of Matters to a Vote of Security Holders. There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant's Board of Trustees that would require disclosure herein.

      Item 11. Controls and Procedures.
(a) Evaluation of Disclosure Controls and Procedures. The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant's filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission. Such information is accumulated and communicated to the Registrant's management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure. The Registrant's management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Shareholder Report on Form N-CSR, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant's management, including the Registrant's principal executive officer and the Registrant's principal financial officer, of the effectiveness of the design and operation of the Registrant's disclosure controls and procedures. Based on such evaluation, the Registrant's principal executive officer and principal financial officer concluded that the Registrant's disclosure controls and procedures are effective.

(b) Changes in Internal Controls. There have been no significant changes in the Registrant's internal controls or in other factors that could significantly affect the internal controls subsequent to the date of their evaluation in connection with the preparation of this Shareholder Report on Form N-CSR.

Item 12. Exhibits.

(a) (1) Code of Ethics

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 of Jimmy D. Gambill, Chief Executive Officer - Finance and Administration, and Galen G. Vetter, Chief Financial Officer

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN TEMPLETON FUND ALLOCATOR SERIES

By    JIMMY D. GAMBILL
      ----------------
   /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 19, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By    JIMMY D. GAMBILL
      -----------------
   /s/Jimmy D. Gambill
      Chief Executive Officer - Finance and Administration
Date    August 19, 2005


By    GALEN G. VETTER
   /s/---------------
      Galen G. VETTER
      Chief Financial Officer
Date    August 19, 2005